Nationwide® VLI Separate Account-2 December 31, 2005

2005

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

VLOB–12–12/05

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:
Investments at fair value:

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue) 64,780 shares (cost $723,242)	$801,324

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 3,427 shares (cost $80,818)	84,581

AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 15,136 shares (cost $209,244)	243,534

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA) 37,421 shares (cost $866,399)	931,034

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlVPSmCapVA) 59,900 shares (cost $947,285)	1,021,892

American Century VP – Balanced Fund – Class I (ACVPBal) 719,280 shares (cost $4,641,106)	5,394,600

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 1,491,734 shares (cost $11,650,607)	13,947,712

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 484,431 shares (cost $2,849,359)	3,638,078

American Century VP – International Fund – Class I (ACVPInt) 1,213,150 shares (cost $7,008,660)	9,984,223

American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal) 8,838 shares (cost $103,836)	103,400

American Century VP – Ultra® Fund – Class I (ACVPUltra) 74,268 shares (cost $741,915)	770,906

American Century VP – Value Fund – Class I (ACVPVal) 1,645,193 shares (cost $11,873,175)	13,490,584

American Century VP – VistaSM Fund – Class I (ACVPVista) 2,004 shares (cost $29,003)	29,040

American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro) 114,478 shares (cost $1,192,541)	1,174,540

American Century VP III – International Fund – Class III (ACVPInt3) 188,801 shares (cost $1,406,712)	1,553,835

Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen) 73,987 shares (cost $791,291)	958,135

Credit Suisse Trust – International Focus Portfolio (CSIntFoc) 611,185 shares (cost $5,288,366)	7,150,861

Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr) 857,429 shares (cost $9,737,404)	12,767,112

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 122,082 shares (cost $1,796,541)	2,035,114

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 2,386,642 shares (cost $73,887,888)	75,942,933

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 337,160 shares (cost $11,093,233)	8,793,128

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 155,890 shares (cost $4,858,060)	5,785,092

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 9,954 shares (cost $394,926)	437,574

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 105,875 shares (cost $2,071,060)	2,310,188

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead) 8,347 shares (cost $162,754)	$178,458

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp) 4,322 shares (cost $23,353)	25,412

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 103,458 shares (cost $1,203,176)	1,169,079

Fidelity® VIP – Equity-Income Portfolio: Initial Class (FidVIPEI) 2,881,991 shares (cost $66,908,189)	73,461,953

Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr) 2,519,260 shares (cost $109,799,429)	84,899,049

Fidelity® VIP – High Income Portfolio: Initial Class (FidVIPHI) 3,099,775 shares (cost $20,374,134)	19,125,615

Fidelity® VIP – Overseas Portfolio: Initial Class (FidVIPOv) 836,536 shares (cost $10,232,743)	17,241,008

Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR) 129,912 shares (cost $2,286,428)	2,663,190

Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM) 1,421,619 shares (cost $21,980,638)	21,381,144

Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon) 2,204,886 shares (cost $53,057,883)	68,417,612

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS) 215,560 shares (cost $2,723,515)	2,733,304

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class (FidVIPGrOp) 240,276 shares (cost $3,457,577)	4,166,391

Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS) 228,007 shares (cost $6,557,395)	7,968,840

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 84,102 shares (cost $1,134,209)	1,174,908

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2) 97,762 shares (cost $1,796,520)	1,846,715

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010) 5,921 shares (cost $62,453)	63,773

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020) 23,922 shares (cost $251,378)	264,821

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030) 3,815 shares (cost $42,433)	42,995

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv) 180,589 shares (cost $3,071,357)	3,270,461

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal) 177,247 shares (cost $2,742,037)	3,016,736

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I (FrVIPForSec) 87,702 shares (cost $1,189,905)	1,389,201

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3) 4,366 shares (cost $61,780)	61,912

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3) 58,860 shares (cost $572,337)	641,574

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 44,615 shares (cost $658,531)	695,994

Gartmore GVIT – Dreyfus International Value Fund – Class I (GVITDryIntVal) 62,962 shares (cost $941,004)	1,045,791

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 415,797 shares (cost $6,046,506)	7,218,238

Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts) 178,186 shares (cost $1,997,012)	2,330,678

	(Continued	)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc) 44,563 shares (cost $352,402)	$346,257

Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1) 58,335 shares (cost $732,965)	738,521

Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth) 73,662 shares (cost $771,071)	761,667

Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech) 152,000 shares (cost $529,779)	585,200

Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1) 138,435 shares (cost $1,561,399)	1,403,732

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 990,741 shares (cost $11,969,683)	11,433,156

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 1,480,294 shares (cost $22,609,033)	16,949,366

Gartmore GVIT – International Growth Fund: Class I (GVITIntGro) 77,377 shares (cost $627,036)	712,646

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 47,079 shares (cost $1,072,023)	1,278,194

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 26,582,826 shares (cost $26,582,826)	26,582,826

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 6,326,889 shares (cost $88,844,681)	74,973,633

Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead) 31,896 shares (cost $441,124)	411,145

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 79,304 shares (cost $1,127,118)	1,260,932

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 1,182,187 shares (cost $13,840,857)	13,630,613

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 1,324,659 shares (cost $26,879,628)	30,175,732

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 93,316 shares (cost $1,034,227)	1,006,877

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 105,169 shares (cost $1,043,387)	1,027,502

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 70,574 shares (cost $784,554)	813,720

Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3) 60,154 shares (cost $925,435)	996,147

Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3) 110,773 shares (cost $1,414,075)	1,448,909

Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3) 21,139 shares (cost $168,065)	164,035

Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3) 41,813 shares (cost $464,919)	433,188

Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3) 100,191 shares (cost $372,392)	388,740

Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg) 160,696 shares (cost $1,818,678)	1,923,528

Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon) 58,056 shares (cost $599,197)	596,239

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 524,670 shares (cost $5,561,361)	5,981,237

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg) 446,028 shares (cost $4,821,900)	5,280,966

	(Continued	)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon) 215,229 shares (cost $2,288,766)	$2,348,149

Janus AS – Balanced Portfolio – Service Shares (JanBal) 8,348 shares (cost $206,085)	222,225

Janus AS – Forty Portfolio – Service Shares (JanCapAp) 97,041 shares (cost $2,148,960)	2,663,778

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 298,871 shares (cost $929,726)	1,183,529

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 82,354 shares (cost $2,105,831)	2,896,383

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares (JanRMgLgCap) 20,214 shares (cost $271,276)	251,870

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI) 31,492 shares (cost $284,928)	311,770

MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn) 27,943 shares (cost $327,985)	349,845

Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt) 61,130 shares (cost $673,480)	714,004

Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg) 5,267 shares (cost $84,011)	87,223

Neuberger Berman AMT – Balanced Portfolio® – I Class Shares (NBAMTBal) 4,179 shares (cost $38,307)	43,543

Neuberger Berman AMT – Growth Portfolio® – I Class Shares (NBAMTGro) 1,208,912 shares (cost $11,366,979)	16,670,901

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard) 112,011 shares (cost $1,532,318)	1,960,201

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat) 315,558 shares (cost $4,186,644)	3,988,655

Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart) 1,276,563 shares (cost $19,686,355)	27,331,204

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares (NBAMTSocRes) 12,316 shares (cost $172,708)	183,629

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc) 8,374 shares (cost $110,898)	118,573

Neuberger Berman AMT – Mid Cap Growth Portfolio® – S Class Shares (NBAMTMCGrS) 13,218 shares (cost $233,404)	265,815

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro) 39,176 shares (cost $1,703,674)	1,934,917

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 335,680 shares (cost $10,154,637)	12,930,378

Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec) 1,081,195 shares (cost $23,958,041)	36,090,277

Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc) 68,257 shares (cost $569,342)	576,091

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 88,523 shares (cost $1,773,161)	1,928,922

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap) 36,799 shares (cost $544,242)	632,214

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr) 826,502 shares (cost $12,825,167)	14,108,383

Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3) 88,661 shares (cost $2,688,054)	2,974,560

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd) 1,005,698 shares (cost $11,082,319)	11,253,761

	(Continued	)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc) 4,247 shares (cost $105,338)	$111,917

Putnam VT IB – International Equity Fund – IB Shares (PVTIntEq) 19,715 shares (cost $297,121)	320,570

Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII) 3,749 shares (cost $100,872)	107,046

T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII) 25,372 shares (cost $241,039)	242,048

T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 14,939 shares (cost $334,508)	325,073

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II (TRLimTrmBnd2) 7,058 shares (cost $34,579)	34,516

Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd) 258,165 shares (cost $3,193,455)	3,105,723

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 449,557 shares (cost $5,792,886)	8,950,689

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 376,832 shares (cost $6,780,336)	10,453,326

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI) 31,559 shares (cost $363,326)	363,874

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 294,413 shares (cost $2,551,286)	2,661,494

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 872,121 shares (cost $14,110,951)	20,128,564

Wells Fargo VTF SM – Wells Fargo Advantage Discovery Fund VT (StDisc2) 543,235 shares (cost $6,052,202)	7,789,985

Wells Fargo VTF SM – Wells Fargo Advantage Opportunity Fund VT (StOpp2) 1,386,020 shares (cost $27,498,244)	33,569,415

Total Investments	929,334,020

Accounts Receivable	81,391

Total Assets	929,415,411

Accounts Payable	15,651

Contract Owners Equity (note 7)	$929,399,760

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVPGrIncA	AlVPSmCapVA	ACVPBal	ACVPCapAp
Reinvested dividends	$12,961,447	698	52	–	17,016	6,654	100,614	–
Mortality and expense risk charges (note 3)	(6,204,997)	(5,089)	(1,017)	(1,518)	(5,456)	(6,129)	(37,761)	(91,300)

Net investment income (loss)	6,756,450	(4,391)	(965)	(1,518)	11,560	525	62,853	(91,300)

Proceeds from mutual fund shares sold	218,636,378	87,221	258,315	104,906	451,884	320,096	998,746	1,930,642
Cost of mutual fund shares sold	(212,833,981)	(76,310)	(252,445)	(90,244)	(402,020)	(288,562)	(1,012,491)	(2,064,441)

Realized gain (loss) on investments	5,802,397	10,911	5,870	14,662	49,864	31,534	(13,745)	(133,799)
Change in unrealized gain (loss) on investments	44,234,328	23,967	787	9,434	(18,971)	(14,639)	175,002	2,711,854

Net gain (loss) on investments	50,036,725	34,878	6,657	24,096	30,893	16,895	161,257	2,578,055

Reinvested capital gains	13,179,108	8,914	–	–	–	40,190	2,138	–

Net increase (decrease) in contract owners’ equity resulting from operations	$69,972,283	39,401	5,692	22,578	42,453	57,610	226,248	2,486,755

Investment activity:	ACVPIncGr	ACVPInt	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista	ACVPInflaPro	ACVPInt3
Reinvested dividends	$75,116	129,128	860	–	117,600	–	46,958	–
Mortality and expense risk charges (note 3)	(25,855)	(71,955)	(228)	(4,830)	(93,153)	(24)	(7,201)	(5,345)

Net investment income (loss)	49,261	57,173	632	(4,830)	24,447	(24)	39,757	(5,345)

Proceeds from mutual fund shares sold	949,930	3,190,423	6,660	869,001	2,596,963	1,979	207,084	1,444,777
Cost of mutual fund shares sold	(702,357)	(2,759,749)	(6,660)	(843,519)	(2,156,750)	(1,933)	(209,614)	(1,406,029)

Realized gain (loss) on investments	247,573	430,674	–	25,482	440,213	46	(2,530)	38,748
Change in unrealized gain (loss) on investments	(159,572)	631,256	(435)	(39,774)	(1,258,011)	37	(28,790)	147,123

Net gain (loss) on investments	88,001	1,061,930	(435)	(14,292)	(817,798)	83	(31,320)	185,871

Reinvested capital gains	–	–	2,402	–	1,360,674	–	568	–

Net increase (decrease) in contract owners’ equity resulting from operations	$137,262	1,119,103	2,599	(19,122)	567,323	59	9,005	180,526

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	CSGPVen	CSIntFoc	CSSmCapGr	DrySmCapIxS	DryStkIx	DrySRGro	DryVIFApp	DryVIFDevLd
Reinvested dividends	$–	61,630	–	–	1,233,986	–	1,034	–
Mortality and expense risk charges (note 3)	(5,963)	(45,437)	(89,573)	(11,733)	(501,301)	(62,999)	(41,232)	(2,552)

Net investment income (loss)	(5,963)	16,193	(89,573)	(11,733)	732,685	(62,999)	(40,198)	(2,552)

Proceeds from mutual fund shares sold	603,350	1,268,509	2,924,042	961,109	11,686,897	1,038,037	1,140,919	138,086
Cost of mutual fund shares sold	(423,882)	(1,013,529)	(1,894,617)	(796,869)	(13,230,613)	(1,599,838)	(932,253)	(132,615)

Realized gain (loss) on investments	179,468	254,980	1,029,425	164,240	(1,543,716)	(561,801)	208,666	5,471
Change in unrealized gain (loss) on investments	(46,376)	790,968	(1,440,310)	(35,007)	3,730,757	868,402	43,167	16,850

Net gain (loss) on investments	133,092	1,045,948	(410,885)	129,233	2,187,041	306,601	251,833	22,321

Reinvested capital gains	–	–	–	5,886	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$127,129	1,062,141	(500,458)	123,386	2,919,726	243,602	211,635	19,769

Investment activity:	DryVIFGrInc	FedAmLead	FedCapAp	FedQualBd	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPOv
Reinvested dividends	$31,154	2,172	268	40,890	1,197,330	429,060	3,233,590	121,422
Mortality and expense risk charges (note 3)	(15,110)	(1,035)	(150)	(7,255)	(508,729)	(599,889)	(134,740)	(113,771)

Net investment income (loss)	16,044	1,137	118	33,635	688,601	(170,829)	3,098,850	7,651

Proceeds from mutual fund shares sold	369,857	34,788	4,392	261,122	7,136,967	10,078,859	20,034,442	4,566,871
Cost of mutual fund shares sold	(401,930)	(33,468)	(3,964)	(266,371)	(7,575,313)	(14,087,593)	(19,960,505)	(3,355,837)

Realized gain (loss) on investments	(32,073)	1,320	428	(5,249)	(438,346)	(4,008,734)	73,937	1,211,034
Change in unrealized gain (loss) on investments	73,967	4,839	(356)	(28,170)	691,808	8,161,191	(2,837,088)	1,417,693

Net gain (loss) on investments	41,894	6,159	72	(33,419)	253,462	4,152,457	(2,763,151)	2,628,727

Reinvested capital gains	–	–	–	7,014	2,631,172	–	–	95,026

Net increase (decrease) in contract owners’ equity resulting from operations	$57,938	7,296	190	7,230	3,573,235	3,981,628	335,699	2,731,404

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPOvSR	FidVIPAM	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS	FidVIPCon2
Reinvested dividends	$–	601,128	179,636	34,232	39,526	–	–	6,512
Mortality and expense risk charges (note 3)	(5,997)	(150,713)	(434,576)	(13,495)	(27,242)	(41,647)	(9,405)	(3,740)

Net investment income (loss)	(5,997)	450,415	(254,940)	20,737	12,284	(41,647)	(9,405)	2,772

Proceeds from mutual fund shares sold	103,924	2,945,551	5,570,845	362,578	1,763,807	1,229,791	1,399,317	457,142
Cost of mutual fund shares sold	(92,778)	(3,295,192)	(4,878,356)	(366,603)	(2,005,790)	(955,473)	(1,417,220)	(407,734)

Realized gain (loss) on investments	11,146	(349,641)	692,489	(4,025)	(241,983)	274,318	(17,903)	49,408
Change in unrealized gain (loss) on investments	376,763	564,829	9,019,770	(13,301)	525,041	801,405	(45,834)	50,196

Net gain (loss) on investments	387,909	215,188	9,712,259	(17,326)	283,058	1,075,723	(63,737)	99,604

Reinvested capital gains	–	7,706	11,226	20,900	–	79,678	59,032	85,592

Net increase (decrease) in contract owners’ equity resulting from operations	$381,912	673,309	9,468,545	24,311	295,342	1,113,754	(14,110)	187,968

Investment activity:	FidFF2010	FidFF2020	FidFF2030	FrVIPRisDiv	FTVIPSmCpVal	FrVIPForSec	FrVIPGISec3	TmDevMktS3
Reinvested dividends	$276	1,428	228	33,490	25,566	21,818	3,258	1,860
Mortality and expense risk charges (note 3)	(63)	(468)	(60)	(18,844)	(19,111)	(9,455)	(150)	(937)

Net investment income (loss)	213	960	168	14,646	6,455	12,363	3,108	923

Proceeds from mutual fund shares sold	12,245	2,661	283	812,134	822,303	689,681	47,925	84,557
Cost of mutual fund shares sold	(12,203)	(2,485)	(268)	(740,075)	(674,572)	(585,987)	(51,702)	(76,148)

Realized gain (loss) on investments	42	176	15	72,059	147,731	103,694	(3,777)	8,409
Change in unrealized gain (loss) on investments	1,320	13,443	563	(2,803)	40,513	20,664	132	69,238

Net gain (loss) on investments	1,362	13,619	578	69,256	188,244	124,358	(3,645)	77,647

Reinvested capital gains	–	–	–	19,938	17,618	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,575	14,579	746	103,840	212,317	136,721	(537)	78,570

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FrVIPForSec3	GVITDryIntVal	GVITDMidCapI	GVITEmMrkts	GVITFHiInc	GVITGlFin1	GVITGlHlth	GVITGlTech
Reinvested dividends	$1,502	18,256	70,358	12,794	34,760	12,098	–	–
Mortality and expense risk charges (note 3)	(1,013)	(8,822)	(45,682)	(14,247)	(2,846)	(4,564)	(7,197)	(5,066)

Net investment income (loss)	489	9,434	24,676	(1,453)	31,914	7,534	(7,197)	(5,066)

Proceeds from mutual fund shares sold	63,815	991,125	2,004,569	902,408	1,297,315	314,478	733,040	485,802
Cost of mutual fund shares sold	(61,042)	(867,719)	(1,368,109)	(808,962)	(1,314,966)	(305,727)	(709,962)	(567,367)

Realized gain (loss) on investments	2,773	123,406	636,460	93,446	(17,651)	8,751	23,078	(81,565)
Change in unrealized gain (loss) on investments	37,464	(63,445)	(355,770)	292,891	(11,541)	(21,076)	(32,124)	42,968

Net gain (loss) on investments	40,237	59,961	280,690	386,337	(29,192)	(12,325)	(9,046)	(38,597)

Reinvested capital gains	–	53,106	415,044	193,400	–	67,106	88,424	–

Net increase (decrease) in contract owners’ equity resulting from operations	$40,726	122,501	720,410	578,284	2,722	62,315	72,181	(43,663)

Investment activity:	GVITGlUtl1	GVITGvtBd	GVITGrowth	GVITIntGro	GVITSMdCpGr	GVITMyMkt	GVITNWFund	GVITLead
Reinvested dividends	$29,408	449,734	13,648	4,000	–	785,059	671,606	4,396
Mortality and expense risk charges (note 3)	(9,660)	(86,305)	(117,659)	(3,294)	(8,160)	(211,061)	(523,221)	(2,022)

Net investment income (loss)	19,748	363,429	(104,011)	706	(8,160)	573,998	148,385	2,374

Proceeds from mutual fund shares sold	1,284,978	3,387,514	1,729,831	321,645	381,582	42,855,390	5,505,017	328,770
Cost of mutual fund shares sold	(1,195,274)	(3,564,138)	(4,464,855)	(282,790)	(323,397)	(42,855,390)	(8,036,919)	(317,166)

Realized gain (loss) on investments	89,704	(176,624)	(2,735,024)	38,855	58,185	–	(2,531,902)	11,604
Change in unrealized gain (loss) on investments	(229,966)	99,562	3,772,943	69,474	61,864	–	7,142,405	(39,955)

Net gain (loss) on investments	(140,262)	(77,062)	1,037,919	108,329	120,049	–	4,610,503	(28,351)

Reinvested capital gains	195,266	22,538	–	1,588	–	–	–	56,438

Net increase (decrease) in contract owners’ equity resulting from operations	$74,752	308,905	933,908	110,623	111,889	573,998	4,758,888	30,461

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec	GVITCVal	GVITDryIntVal3	GVITEmMrkts3
Reinvested dividends	$–	9,082	–	–	42,222	11,888	6,104	1,124
Mortality and expense risk charges (note 3)	(9,083)	(93,901)	(187,960)	(6,036)	(6,846)	(4,727)	(2,216)	(1,816)

Net investment income (loss)	(9,083)	(84,819)	(187,960)	(6,036)	35,376	7,161	3,888	(692)

Proceeds from mutual fund shares sold	1,209,302	5,085,957	3,821,896	528,475	543,792	226,707	166,198	174,584
Cost of mutual fund shares sold	(1,076,496)	(3,748,191)	(3,093,968)	(503,537)	(536,327)	(192,787)	(165,584)	(165,190)

Realized gain (loss) on investments	132,806	1,337,766	727,928	24,938	7,465	33,920	614	9,394
Change in unrealized gain (loss) on investments	(49,894)	(2,634,618)	(995,207)	(91,765)	(34,567)	(30,719)	70,712	34,834

Net gain (loss) on investments	82,912	(1,296,852)	(267,279)	(66,827)	(27,102)	3,201	71,326	44,228

Reinvested capital gains	–	1,564,872	3,550,094	161,958	5,570	20,414	11,850	104,312

Net increase (decrease) in contract owners’ equity resulting from operations	$73,829	183,201	3,094,855	89,095	13,844	30,776	87,064	147,848

Investment activity:	GVITFHiInc3	GVITGlHlth3	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon
Reinvested dividends	$8,010	–	–	33,224	17,016	124,356	101,682	57,648
Mortality and expense risk charges (note 3)	(463)	(882)	(558)	(11,594)	(4,498)	(34,705)	(34,789)	(19,921)

Net investment income (loss)	7,547	(882)	(558)	21,630	12,518	89,651	66,893	37,727

Proceeds from mutual fund shares sold	73,080	158,474	66,900	680,705	154,773	520,369	692,478	424,511
Cost of mutual fund shares sold	(72,586)	(157,616)	(65,263)	(589,052)	(149,367)	(405,370)	(513,504)	(380,306)

Realized gain (loss) on investments	494	858	1,637	91,653	5,406	114,999	178,974	44,205
Change in unrealized gain (loss) on investments	(4,029)	(31,731)	16,348	(4,619)	(15,757)	(43,991)	(41,664)	(45,321)

Net gain (loss) on investments	(3,535)	(30,873)	17,985	87,034	(10,351)	71,008	137,310	(1,116)

Reinvested capital gains	–	41,196	–	35,342	13,526	93,246	102,524	40,334

Net increase (decrease) in contract owners’ equity resulting from operations	$4,012	9,441	17,427	144,006	15,693	253,905	306,727	76,945

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	JanBal	JanCapAp	JanGlTech	JanIntGro	JanRMgLgCap	MFSVITInvGrwI	MFSVITValIn	NBAMTInt
Reinvested dividends	$4,266	216	–	22,346	3,090	1,156	1,758	784
Mortality and expense risk charges (note 3)	(976)	(16,678)	(7,187)	(13,181)	(1,517)	(2,045)	(1,737)	(898)

Net investment income (loss)	3,290	(16,462)	(7,187)	9,165	1,573	(889)	21	(114)

Proceeds from mutual fund shares sold	13,545	827,187	310,190	651,530	109,024	105,577	77,902	95,972
Cost of mutual fund shares sold	(12,676)	(623,242)	(213,999)	(383,063)	(104,776)	(97,658)	(68,240)	(96,028)

Realized gain (loss) on investments	869	203,945	96,191	268,467	4,248	7,919	9,662	(56)
Change in unrealized gain (loss) on investments	11,177	86,853	20,130	291,505	(20,802)	9,290	4,912	40,524

Net gain (loss) on investments	12,046	290,798	116,321	559,972	(16,554)	17,209	14,574	40,468

Reinvested capital gains	–	–	–	–	41,532	–	5,236	3,464

Net increase (decrease) in contract owners’ equity resulting from operations	$15,336	274,336	109,134	569,137	26,551	16,320	19,831	43,818

Investment activity:	NBAMTReg	NBAMTBal	NBAMTGro	NBAMTGuard	NBAMTLMat	NBAMTPart	NBAMTSocRes	NBAMTFasc
Reinvested dividends	$–	364	–	2,954	119,612	254,928	–	–
Mortality and expense risk charges (note 3)	(171)	(255)	(114,795)	(12,567)	(29,813)	(159,203)	(1,548)	(632)

Net investment income (loss)	(171)	109	(114,795)	(9,613)	89,799	95,725	(1,548)	(632)

Proceeds from mutual fund shares sold	79,229	19,489	3,741,983	667,891	2,103,670	4,270,735	187,497	14,654
Cost of mutual fund shares sold	(79,120)	(17,751)	(2,912,257)	(425,970)	(2,182,073)	(3,335,356)	(165,441)	(12,893)

Realized gain (loss) on investments	109	1,738	829,726	241,921	(78,403)	935,379	22,056	1,761
Change in unrealized gain (loss) on investments	3,213	637	1,131,493	(74,766)	21,009	2,841,210	(11,609)	1,137

Net gain (loss) on investments	3,322	2,375	1,961,219	167,155	(57,394)	3,776,589	10,447	2,898

Reinvested capital gains	–	–	–	–	–	5,916	344	572

Net increase (decrease) in contract owners’ equity resulting from operations	$3,151	2,484	1,846,424	157,542	32,405	3,878,230	9,243	2,838

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	NBAMTMCGrS	OppAggGro	OppCapAp	OppGlSec	OppHighInc	OppMSFund	OppMSSmCap	OppMultStr
Reinvested dividends	$–	–	120,544	378,434	44,126	20,230	–	257,242
Mortality and expense risk charges (note 3)	(1,542)	(14,677)	(90,846)	(242,707)	(3,694)	(10,511)	(4,033)	(103,246)

Net investment income (loss)	(1,542)	(14,677)	29,698	135,727	40,432	9,719	(4,033)	153,996

Proceeds from mutual fund shares sold	454,551	1,790,456	3,264,292	6,134,610	567,172	567,550	180,970	2,619,476
Cost of mutual fund shares sold	(407,509)	(1,524,674)	(2,440,072)	(4,677,749)	(560,976)	(493,646)	(153,773)	(2,561,465)

Realized gain (loss) on investments	47,042	265,782	824,220	1,456,861	6,196	73,904	27,197	58,011
Change in unrealized gain (loss) on investments	2,625	(73,853)	(343,491)	2,816,700	(35,276)	(4,654)	16,728	(289,228)

Net gain (loss) on investments	49,667	191,929	480,729	4,273,561	(29,080)	69,250	43,925	(231,217)

Reinvested capital gains	–	–	–	–	–	–	13,920	525,540

Net increase (decrease) in contract owners’ equity resulting from operations	$48,125	177,252	510,427	4,409,288	11,352	78,969	53,812	448,319

Investment activity:	OppGlSec3	OppBdFd	PVTGroInc	PVTIntEq	PVTVoyII	TRPBluChpGrII	TRowEqInc2	TRLimTrmBnd2
Reinvested dividends	$–	633,812	1,504	2,226	424	238	2,016	200
Mortality and expense risk charges (note 3)	(7,511)	(78,129)	(630)	(1,454)	(242)	(244)	(602)	(36)

Net investment income (loss)	(7,511)	555,683	874	772	182	(6)	1,414	164

Proceeds from mutual fund shares sold	150,016	2,709,596	52,801	128,803	6,342	3,250	143,979	163
Cost of mutual fund shares sold	(137,745)	(2,703,806)	(48,567)	(110,377)	(5,547)	(3,082)	(141,559)	(164)

Realized gain (loss) on investments	12,271	5,790	4,234	18,426	795	168	2,420	(1)
Change in unrealized gain (loss) on investments	286,506	(330,503)	(87)	9,869	3,168	1,009	(9,434)	(62)

Net gain (loss) on investments	298,777	(324,713)	4,147	28,295	3,963	1,177	(7,014)	(63)

Reinvested capital gains	–	–	–	–	–	–	12,064	–

Net increase (decrease) in contract owners’ equity resulting from operations	$291,266	230,970	5,021	29,067	4,145	1,171	6,464	101

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	VEWrldBd	VEWrldEMkt	VEWrldHAs	VKoreFI	VKEmMkt	VKUSRealEst	StDisc2	StOpp2
Reinvested dividends	$260,362	53,150	24,490	9,322	190,476	235,012	–	–
Mortality and expense risk charges (note 3)	(25,892)	(47,430)	(57,761)	(1,780)	(14,289)	(135,089)	(54,490)	(239,912)

Net investment income (loss)	234,470	5,720	(33,271)	7,542	176,187	99,923	(54,490)	(239,912)

Proceeds from mutual fund shares sold	934,950	1,545,784	2,911,887	39,892	1,248,734	4,440,629	1,245,123	5,132,179
Cost of mutual fund shares sold	(962,237)	(849,369)	(1,553,305)	(40,334)	(1,214,500)	(2,531,450)	(955,470)	(5,622,228)

Realized gain (loss) on investments	(27,287)	696,415	1,358,582	(442)	34,234	1,909,179	289,653	(490,049)
Change in unrealized gain (loss) on investments	(346,641)	1,334,255	1,986,081	246	24,829	366,974	(437,422)	3,022,828

Net gain (loss) on investments	(373,928)	2,030,670	3,344,663	(196)	59,063	2,276,153	(147,769)	2,532,779

Reinvested capital gains	–	–	–	1,912	40,480	519,092	715,214	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,458)	2,036,390	3,311,392	9,258	275,730	2,895,168	512,955	2,292,867

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,756,450	4,909,183	(4,391)	(3,551)	(965)	(653)	(1,518)	(855)
Realized gain (loss) on investments	5,802,397	(2,276,513)	10,911	11,559	5,870	7,449	14,662	4,921
Change in unrealized gain (loss) on investments	44,234,328	79,434,320	23,967	40,599	787	(5,301)	9,434	20,230
Reinvested capital gains	13,179,108	5,894,860	8,914	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	69,972,283	87,961,850	39,401	48,607	5,692	1,495	22,578	24,296

Equity transactions:
Purchase payments received from contract owners (note 6)	63,121,158	69,481,040	88,640	35,522	6,876	29,196	20,052	13,168
Transfers between funds	–	–	62,224	493,566	17,342	(26,360)	(14,078)	148,686
Surrenders (note 6)	(69,500,794)	(73,138,728)	(29,194)	(101,278)	(994)	(10,006)	(10,546)	(582)
Death benefits (note 4)	(3,794,134)	(4,542,616)	(106)	–	–	–	–	–
Net policy repayments (loans) (note 5)	898,160	3,031,442	(3,764)	7,288	10	–	(306)	(684)
Deductions for surrender charges (note 2d)	(1,252,942)	(1,863,380)	(88)	(472)	(118)	(164)	(62)	(8)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,231,780)	(45,778,018)	(26,368)	(15,900)	(2,562)	(2,518)	(12,998)	(7,884)
Asset charges (note 3):
MSP contracts	(402,742)	(401,693)	(21)	(37)	(17)	–	(59)	(16)
LSFP contracts	(424,918)	(408,347)	(72)	(81)	(5)	(8)	(200)	(191)
Adjustments to maintain reserves	387,993	(276,260)	43	84	6	54	(28)	88

Net equity transactions	(56,199,999)	(53,896,560)	91,294	418,692	20,538	(9,806)	(18,225)	152,577

Net change in contract owners’ equity	13,772,284	34,065,290	130,695	467,299	26,230	(8,311)	4,353	176,873
Contract owners’ equity beginning of period	915,627,476	881,562,186	670,737	203,438	58,400	66,711	239,247	62,374

Contract owners’ equity end of period	$929,399,760	915,627,476	801,432	670,737	84,630	58,400	243,600	239,247

CHANGES IN UNITS:
Beginning units	39,381,106	42,122,919	46,810	15,645	4,476	5,411	16,082	4,816

Units purchased	15,006,946	8,772,462	30,105	39,833	1,956	2,721	2,056	11,990
Units redeemed	(13,683,428)	(11,514,275)	(23,809)	(8,668)	(440)	(3,656)	(3,102)	(724)

Ending units	40,704,624	39,381,106	53,106	46,810	5,992	4,476	15,036	16,082

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AlVPGrIncA		AlVPSmCapVA		ACVPBal		ACVPCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$11,560	2,918	525	(2,417)	62,853	51,554	(91,300)	(93,439)
Realized gain (loss) on investments	49,864	24,986	31,534	41,561	(13,745)	(32,159)	(133,799)	(620,237)
Change in unrealized gain (loss) on investments	(18,971)	50,846	(14,639)	68,703	175,002	457,056	2,711,854	1,468,614
Reinvested capital gains	–	–	40,190	8,078	2,138	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,453	78,750	57,610	115,925	226,248	476,451	2,486,755	754,938

Equity transactions:
Purchase payments received from contract owners (note 6)	128,310	127,076	88,588	49,214	327,960	391,466	991,958	1,058,944
Transfers between funds	100,470	398,776	116,956	631,852	(112,376)	23,106	188,038	(952,342)
Surrenders (note 6)	(210,372)	(64,460)	(39,544)	(86,583)	(405,472)	(473,397)	(822,808)	(1,043,813)
Death benefits (note 4)	–	–	(90)	–	(38,842)	(57,230)	(76,010)	(30,998)
Net policy repayments (loans) (note 5)	(178)	(5,074)	(17,086)	(52,904)	(52,262)	42,342	(39,198)	(171,170)
Deductions for surrender charges (note 2d)	(1,162)	(1,890)	(486)	(147)	(7,328)	(9,903)	(15,062)	(13,664)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,592)	(34,606)	(35,760)	(15,714)	(262,706)	(273,398)	(726,550)	(713,770)
Asset charges (note 3):
MSP contracts	(1,148)	(855)	(421)	(504)	(5,102)	(4,296)	(4,938)	(4,329)
LSFP contracts	(1,076)	(788)	(184)	(194)	(1,530)	(1,547)	(2,442)	(2,365)
Adjustments to maintain reserves	8	127	(93)	201	(356)	(16,752)	(21,392)	13,111

Net equity transactions	(24,740)	418,306	111,880	525,221	(558,014)	(379,609)	(528,404)	(1,860,396)

Net change in contract owners’ equity	17,713	497,056	169,490	641,146	(331,766)	96,842	1,958,351	(1,105,458)
Contract owners’ equity beginning of period	913,433	416,377	852,487	211,341	5,726,483	5,629,641	11,993,491	13,098,949

Contract owners’ equity end of period	$931,146	913,433	1,021,977	852,487	5,394,717	5,726,483	13,951,842	11,993,491

CHANGES IN UNITS:
Beginning units	66,458	33,587	52,384	15,381	263,900	281,953	658,094	787,974

Units purchased	21,716	40,603	29,959	46,840	107,087	46,826	348,294	104,451
Units redeemed	(23,216)	(7,732)	(23,299)	(9,837)	(106,047)	(64,879)	(285,602)	(234,331)

Ending units	64,958	66,458	59,044	52,384	264,940	263,900	720,786	658,094

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPIncGr		ACVPInt		ACVPMidCpVal		ACVPUltra
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$49,261	27,130	57,173	(15,493)	632	–	(4,830)	(5,362)
Realized gain (loss) on investments	247,573	168,601	430,674	(128,993)	–	–	25,482	(7,423)
Change in unrealized gain (loss) on investments	(159,572)	221,739	631,256	1,534,838	(435)	–	(39,774)	40,489
Reinvested capital gains	–	–	–	–	2,402	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	137,262	417,470	1,119,103	1,390,352	2,599	–	(19,122)	27,704

Equity transactions:
Purchase payments received from contract owners (note 6)	189,444	226,060	243,198	772,956	2,690	–	30,928	69,390
Transfers between funds	(113,836)	(75,266)	(1,303,244)	(1,004,794)	100,510	–	(69,202)	446,860
Surrenders (note 6)	(233,010)	(296,076)	(636,772)	(865,282)	–	–	(77,334)	(19,123)
Death benefits (note 4)	–	–	(11,794)	(17,724)	–	–	(5,908)	(10,646)
Net policy repayments (loans) (note 5)	3,426	(5,576)	(155,324)	(12,270)	(1,290)	–	(9,016)	(6,214)
Deductions for surrender charges (note 2d)	(4,528)	(15,820)	(14,894)	(31,075)	–	–	(202)	(226)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(157,308)	(168,154)	(433,704)	(494,264)	(1,092)	–	(23,720)	(26,972)
Asset charges (note 3):
MSP contracts	(2,386)	(2,732)	(2,996)	(3,576)	(5)	–	(291)	(876)
LSFP contracts	(1,278)	(1,729)	(5,407)	(6,467)	(14)	–	(513)	(642)
Adjustments to maintain reserves	(3)	242	502	(16,185)	59	–	(5)	122

Net equity transactions	(319,479)	(339,051)	(2,320,435)	(1,678,681)	100,858	–	(155,263)	451,673

Net change in contract owners’ equity	(182,217)	78,419	(1,201,332)	(288,329)	103,457	–	(174,385)	479,377
Contract owners’ equity beginning of period	3,820,422	3,742,003	11,186,069	11,474,398	–	–	945,377	466,000

Contract owners’ equity end of period	$3,638,205	3,820,422	9,984,737	11,186,069	103,457	–	770,992	945,377

CHANGES IN UNITS:
Beginning units	322,014	353,293	650,574	762,045	–	–	86,518	46,927

Units purchased	99,246	49,103	149,191	92,138	9,395	–	13,155	49,139
Units redeemed	(123,688)	(80,382)	(250,697)	(203,609)	(219)	–	(30,213)	(9,548)

Ending units	297,572	322,014	549,068	650,574	9,176	–	69,460	86,518

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPVal		ACVPVista		ACVPInflaPro		ACVPInt3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$24,447	37,288	(24)	–	39,757	16,055	(5,345)	–
Realized gain (loss) on investments	440,213	481,111	46	–	(2,530)	655	38,748	–
Change in unrealized gain (loss) on investments	(1,258,011)	1,012,962	37	–	(28,790)	9,790	147,123	–
Reinvested capital gains	1,360,674	100,800	–	–	568	172	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	567,323	1,632,161	59	–	9,005	26,672	180,526	–

Equity transactions:
Purchase payments received from contract owners (note 6)	750,758	901,250	28	–	66,570	87,896	444,582	–
Transfers between funds	158,172	(334,816)	29,076	–	241,474	819,828	907,628	–
Surrenders (note 6)	(719,062)	(1,231,770)	–	–	(51,112)	(18,824)	(172,776)	–
Death benefits (note 4)	(808)	(68,752)	–	–	–	–	(236)	–
Net policy repayments (loans) (note 5)	(89,452)	258,974	–	–	(11,166)	(2,120)	228,558	–
Deductions for surrender charges (note 2d)	(17,348)	(21,878)	–	–	(138)	(64)	(344)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(513,258)	(501,372)	(120)	–	(42,692)	(24,724)	(33,328)	–
Asset charges (note 3):
MSP contracts	(7,115)	(7,193)	(5)	–	(814)	(158)	(469)	–
LSFP contracts	(7,741)	(8,766)	–	–	(80)	(47)	(328)	–
Adjustments to maintain reserves	(228)	745	23	–	(27)	(36)	72	–

Net equity transactions	(446,082)	(1,013,578)	29,002	–	202,015	861,751	1,373,359	–

Net change in contract owners’ equity	121,241	618,583	29,061	–	211,020	888,423	1,553,885	–
Contract owners’ equity beginning of period	13,369,560	12,750,977	–	–	963,559	75,136	–	–

Contract owners’ equity end of period	$13,490,801	13,369,560	29,061	–	1,174,579	963,559	1,553,885	–

CHANGES IN UNITS:
Beginning units	621,194	672,518	–	–	89,246	7,313	–	–

Units purchased	172,292	133,333	2,559	–	32,808	85,609	141,605	–
Units redeemed	(177,106)	(184,657)	(11)	–	(14,332)	(3,676)	(7,983)	–

Ending units	616,380	621,194	2,548	–	107,722	89,246	133,622	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	CSGPVen		CSIntFoc		CSSmCapGr		DrySmCapIxS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,963)	(5,968)	16,193	19,083	(89,573)	(103,596)	(11,733)	(1,174)
Realized gain (loss) on investments	179,468	59,105	254,980	86,421	1,029,425	799,688	164,240	131,484
Change in unrealized gain (loss) on investments	(46,376)	73,406	790,968	694,824	(1,440,310)	682,170	(35,007)	172,260
Reinvested capital gains	–	–	–	–	–	–	5,886	41,304

Net increase (decrease) in contract owners’ equity resulting from operations	127,129	126,543	1,062,141	800,328	(500,458)	1,378,262	123,386	343,874

Equity transactions:
Purchase payments received from contract owners (note 6)	63,986	52,592	413,648	482,274	974,358	1,143,502	94,092	161,358
Transfers between funds	54,316	(128,082)	(255,978)	(155,782)	(767,204)	(962,634)	(67,224)	630,836
Surrenders (note 6)	(36,774)	(41,977)	(264,698)	(367,092)	(793,446)	(1,237,023)	(121,940)	(64,217)
Death benefits (note 4)	–	(4,548)	(77,954)	(18,522)	(54,252)	(28,560)	–	–
Net policy repayments (loans) (note 5)	(27,512)	(7,418)	9,452	(5,770)	58,184	77,356	(9,566)	(40,932)
Deductions for surrender charges (note 2d)	(76)	(1,426)	(11,918)	(14,049)	(21,220)	(43,380)	(2,670)	(3,743)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,638)	(39,452)	(317,826)	(305,216)	(692,044)	(769,020)	(69,272)	(47,766)
Asset charges (note 3):
MSP contracts	(645)	(483)	(3,637)	(3,639)	(4,434)	(4,704)	(2,841)	(2,217)
LSFP contracts	(838)	(641)	(5,839)	(5,035)	(9,795)	(9,701)	(1,433)	(1,297)
Adjustments to maintain reserves	26	83	3,746	501	147,315	1,336	39	157

Net equity transactions	845	(171,352)	(511,004)	(392,330)	(1,162,538)	(1,832,828)	(180,815)	632,179

Net change in contract owners’ equity	127,974	(44,809)	551,137	407,998	(1,662,996)	(454,566)	(57,429)	976,053
Contract owners’ equity beginning of period	830,257	875,066	6,603,576	6,195,578	14,430,221	14,884,787	2,092,687	1,116,634

Contract owners’ equity end of period	$958,231	830,257	7,154,713	6,603,576	12,767,225	14,430,221	2,035,258	2,092,687

CHANGES IN UNITS:
Beginning units	65,698	81,649	553,182	591,551	801,312	906,285	165,014	106,585

Units purchased	17,988	9,118	78,912	85,208	164,876	134,426	44,866	76,878
Units redeemed	(16,140)	(25,069)	(114,378)	(123,577)	(208,892)	(239,399)	(59,590)	(18,449)

Ending units	67,546	65,698	517,716	553,182	757,296	801,312	150,290	165,014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryStkIx		DrySRGro		DryVIFApp		DryVIFDevLd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$732,685	873,076	(62,999)	(33,728)	(40,198)	56,471	(2,552)	(1,662)
Realized gain (loss) on investments	(1,543,716)	(1,532,885)	(561,801)	(806,699)	208,666	155,012	5,471	15,990
Change in unrealized gain (loss) on investments	3,730,757	8,040,385	868,402	1,328,566	43,167	46,494	16,850	12,674
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,919,726	7,380,576	243,602	488,139	211,635	257,977	19,769	27,002

Equity transactions:
Purchase payments received from contract owners (note 6)	6,390,148	5,819,012	976,402	1,128,736	365,466	473,540	34,892	35,436
Transfers between funds	(6,220,270)	(761,242)	(565,722)	(666,026)	(339,064)	(289,280)	(22,200)	297,292
Surrenders (note 6)	(4,670,510)	(5,274,180)	(447,314)	(831,998)	(364,278)	(612,235)	(4,278)	(63,513)
Death benefits (note 4)	(132,604)	(76,370)	(26,172)	(37,622)	–	(3,640)	–	–
Net policy repayments (loans) (note 5)	160,438	(19,290)	(58,546)	15,494	38,078	127,596	(3,002)	(14,384)
Deductions for surrender charges (note 2d)	(145,956)	(169,358)	(20,686)	(23,562)	(13,214)	(17,243)	(136)	(2,314)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,639,900)	(3,849,024)	(639,946)	(714,430)	(253,240)	(276,726)	(23,160)	(19,066)
Asset charges (note 3):
MSP contracts	(31,664)	(33,721)	(2,569)	(2,730)	(1,103)	(1,480)	(269)	(84)
LSFP contracts	(62,339)	(64,318)	(3,311)	(3,474)	(6,611)	(6,503)	(352)	(332)
Adjustments to maintain reserves	143,866	(17,510)	(197)	(4,322)	(733)	917	39	71

Net equity transactions	(8,208,791)	(4,446,001)	(788,061)	(1,139,934)	(574,699)	(605,054)	(18,466)	233,106

Net change in contract owners’ equity	(5,289,065)	2,934,575	(544,459)	(651,795)	(363,064)	(347,077)	1,303	260,108
Contract owners’ equity beginning of period	81,237,544	78,302,969	9,337,664	9,989,459	6,148,259	6,495,336	436,374	176,266

Contract owners’ equity end of period	$75,948,479	81,237,544	8,793,205	9,337,664	5,785,195	6,148,259	437,677	436,374

CHANGES IN UNITS:
Beginning units	3,024,638	3,212,360	420,438	474,191	456,698	503,372	30,716	13,709

Units purchased	797,667	503,402	93,584	89,754	90,951	64,225	7,425	24,841
Units redeemed	(873,851)	(691,124)	(115,562)	(143,507)	(127,401)	(110,899)	(8,885)	(7,834)

Ending units	2,948,454	3,024,638	398,460	420,438	420,248	456,698	29,256	30,716

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryVIFGrInc		FedAmLead		FedCapAp		FedQualBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$16,044	13,339	1,137	(182)	118	(69)	33,635	58,606
Realized gain (loss) on investments	(32,073)	(116,587)	1,320	579	428	109	(5,249)	(27,697)
Change in unrealized gain (loss) on investments	73,967	272,360	4,839	10,052	(356)	1,916	(28,170)	(13,787)
Reinvested capital gains	—	—	—	—	—	—	7,014	15,062

Net increase (decrease) in contract owners’ equity resulting from operations	57,938	169,112	7,296	10,449	190	1,956	7,230	32,184

Equity transactions:
Purchase payments received from contract owners (note 6)	162,380	190,266	6,864	18,822	2,390	2,036	84,588	109,548
Transfers between funds	(38,456)	(177,546)	49,256	77,360	(1,056)	16,614	104,356	(263,806)
Surrenders (note 6)	(153,462)	(81,752)	(4,598)	–	(936)	–	(124,800)	(280,016)
Death benefits (note 4)	(40,578)	(634)	–	–	–	–	(14)	–
Net policy repayments (loans) (note 5)	(9,498)	(28,366)	4,550	–	(6)	–	23,852	5,516
Deductions for surrender charges (note 2d)	(3,774)	(2,029)	–	–	(28)	–	(2,826)	(1,758)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(118,650)	(121,480)	(4,042)	(1,294)	(1,308)	(1,082)	(67,980)	(79,436)
Asset charges (note 3):
MSP contracts	(1,920)	(2,069)	–	–	–	–	(1,484)	(1,037)
LSFP contracts	(2,378)	(2,022)	(34)	(8)	–	–	(255)	(241)
Adjustments to maintain reserves	23	177	26	26	(9)	61	28	1,802

Net equity transactions	(206,313)	(225,455)	52,022	94,906	(953)	17,629	15,465	(509,428)

Net change in contract owners’ equity	(148,375)	(56,343)	59,318	105,355	(763)	19,585	22,695	(477,244)
Contract owners’ equity beginning of period	2,458,715	2,515,058	119,190	13,835	26,215	6,630	1,146,508	1,623,752

Contract owners’ equity end of period	$2,310,340	2,458,715	178,508	119,190	25,452	26,215	1,169,203	1,146,508

CHANGES IN UNITS:
Beginning units	185,888	203,263	8,716	1,104	2,046	553	99,904	145,750

Units purchased	40,682	23,926	5,010	7,714	261	1,582	34,895	25,226
Units redeemed	(49,404)	(41,301)	(1,236)	(102)	(347)	(89)	(33,877)	(71,072)

Ending units	177,166	185,888	12,490	8,716	1,960	2,046	100,922	99,904

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPEI		FidVIPGr		FidVIPHI		FidVIPOv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$688,601	592,619	(170,829)	(443,590)	3,098,850	1,864,799	7,651	69,567
Realized gain (loss) on investments	(438,346)	(134,459)	(4,008,734)	(3,912,874)	73,937	2,220,844	1,211,034	236,087
Change in unrealized gain (loss) on investments	691,808	6,772,765	8,161,191	6,531,064	(2,837,088)	(1,972,719)	1,417,693	1,839,902
Reinvested capital gains	2,631,172	273,300	–	–	–	–	95,026	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,573,235	7,504,225	3,981,628	2,174,600	335,699	2,112,924	2,731,404	2,145,556

Equity transactions:
Purchase payments received from contract owners (note 6)	4,276,432	4,682,522	6,634,272	7,682,530	1,125,916	1,274,410	339,404	1,200,290
Transfers between funds	(1,568,012)	(609,102)	(5,237,722)	(3,502,668)	(4,769,268)	(850,270)	(2,267,056)	242,818
Surrenders (note 6)	(4,242,404)	(5,559,758)	(5,321,108)	(6,015,624)	(1,430,746)	(1,847,641)	(1,241,402)	(1,183,433)
Death benefits (note 4)	(386,046)	(453,804)	(385,328)	(203,234)	(55,498)	(235,720)	(102,992)	(69,402)
Net policy repayments (loans) (note 5)	(324,136)	(281,628)	171,620	(163,886)	147,382	(269,810)	(196,920)	28,242
Deductions for surrender charges (note 2d)	(68,256)	(138,476)	(92,286)	(122,330)	(18,716)	(63,387)	(9,828)	(19,778)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,460,728)	(3,619,962)	(4,618,442)	(5,031,380)	(981,708)	(1,112,912)	(715,194)	(785,808)
Asset charges (note 3):
MSP contracts	(35,185)	(35,698)	(21,245)	(23,346)	(13,335)	(15,003)	(5,342)	(5,129)
LSFP contracts	(27,017)	(26,478)	(29,556)	(29,338)	(9,345)	(10,950)	(9,197)	(7,924)
Adjustments to maintain reserves	(22,180)	6,794	(67,826)	43,880	(4,671)	31,312	(12,213)	(4,815)

Net equity transactions	(5,857,532)	(6,035,590)	(8,967,621)	(7,365,396)	(6,009,989)	(3,099,971)	(4,220,740)	(604,939)

Net change in contract owners’ equity	(2,284,297)	1,468,635	(4,985,993)	(5,190,796)	(5,674,290)	(987,047)	(1,489,336)	1,540,617
Contract owners’ equity beginning of period	75,753,426	74,284,791	89,885,403	95,076,199	24,799,760	25,786,807	18,733,377	17,192,760

Contract owners’ equity end of period	$73,469,129	75,753,426	84,899,410	89,885,403	19,125,470	24,799,760	17,244,041	18,733,377

CHANGES IN UNITS:
Beginning units	1,873,796	2,059,854	2,468,188	2,758,125	1,035,038	1,189,559	867,542	929,231

Units purchased	884,610	252,033	1,237,181	419,056	265,940	161,920	283,227	189,869
Units redeemed	(675,696)	(438,091)	(941,053)	(708,993)	(435,478)	(316,441)	(404,951)	(251,558)

Ending units	2,082,710	1,873,796	2,764,316	2,468,188	865,500	1,035,038	745,818	867,542

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPOvSR		FidVIPAM		FidVIPCon		FidVIPIGBdS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,997)	–	450,415	461,392	(254,940)	(219,252)	20,737	10,773
Realized gain (loss) on investments	11,146	–	(349,641)	(529,148)	692,489	(72,116)	(4,025)	(10,390)
Change in unrealized gain (loss) on investments	376,763	–	564,829	1,123,796	9,019,770	7,993,551	(13,301)	18,606
Reinvested capital gains	–	–	7,706	–	11,226	–	20,900	10,740

Net increase (decrease) in contract owners’ equity resulting from operations	381,912	–	673,309	1,056,040	9,468,545	7,702,183	24,311	29,729

Equity transactions:
Purchase payments received from contract owners (note 6)	680,560	–	1,143,732	1,362,064	3,426,214	3,768,052	121,204	120,520
Transfers between funds	1,623,842	–	(512,764)	(575,488)	2,390,668	930,944	1,813,088	822,392
Surrenders (note 6)	(119,598)	–	(1,877,914)	(1,751,498)	(3,532,336)	(3,850,752)	(61,552)	(242,179)
Death benefits (note 4)	(1,624)	–	(272,552)	(100,692)	(203,908)	(136,828)	–	–
Net policy repayments (loans) (note 5)	175,084	–	148,348	(60,134)	(273,738)	(343,396)	(2,788)	(10,414)
Deductions for surrender charges (note 2d)	(466)	–	(14,732)	(25,977)	(101,032)	(183,454)	(1,578)	(5,992)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,868)	–	(980,678)	(1,042,868)	(2,656,078)	(2,563,618)	(76,578)	(33,280)
Asset charges (note 3):
MSP contracts	(41)	–	(6,788)	(8,291)	(23,286)	(20,179)	(1,017)	(594)
LSFP contracts	(661)	–	(4,954)	(4,465)	(31,998)	(28,070)	(1,105)	(1,132)
Adjustments to maintain reserves	118	–	(13,081)	(5,288)	7,607	7,627	(34)	110

Net equity transactions	2,281,346	–	(2,391,383)	(2,212,637)	(997,887)	(2,419,674)	1,789,640	649,431

Net change in contract owners’ equity	2,663,258	–	(1,718,074)	(1,156,597)	8,470,658	5,282,509	1,813,951	679,160
Contract owners’ equity beginning of period	–	–	23,099,307	24,255,904	59,955,159	54,672,650	919,417	240,257

Contract owners’ equity end of period	$2,663,258	–	21,381,233	23,099,307	68,425,817	59,955,159	2,733,368	919,417

CHANGES IN UNITS:
Beginning units	–	–	829,310	929,268	2,196,532	2,298,709	87,010	23,615

Units purchased	227,292	–	512,422	200,959	595,164	298,867	183,122	89,463
Units redeemed	(13,428)	–	(425,776)	(300,917)	(509,762)	(401,044)	(14,408)	(26,068)

Ending units	213,864	–	915,956	829,310	2,281,934	2,196,532	255,724	87,010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrOp		FidVIPMCapS		FidVIPVaIS		FidVIPCon2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$12,284	(6,185)	(41,647)	(13,935)	(9,405)	(16,146)	2,772	–
Realized gain (loss) on investments	(241,983)	(277,935)	274,318	71,720	(17,903)	210,002	49,408	–
Change in unrealized gain (loss) on investments	525,041	555,712	801,405	551,905	(45,834)	(95,148)	50,196	–
Reinvested capital gains	–	–	79,678	–	59,032	5,608	85,592	–

Net increase (decrease) in contract owners’ equity resulting from operations	295,342	271,592	1,113,754	609,690	(14,110)	104,316	187,968	–

Equity transactions:
Purchase payments received from contract owners (note 6)	344,226	404,720	533,880	336,798	76,358	205,304	58,540	–
Transfers between funds	(421,544)	107,890	2,962,566	3,000,958	(613,290)	(180,056)	1,649,170	–
Surrenders (note 6)	(238,812)	(301,588)	(620,812)	(232,890)	(211,158)	(101,474)	(3,970)	–
Death benefits (note 4)	(5,844)	(16,426)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(36,264)	30,642	(33,242)	(59,662)	(12,436)	(44,428)	(15,300)	–
Deductions for surrender charges (note 2d)	(6,722)	(16,966)	(8,674)	(5,869)	(2,170)	(1,994)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(195,190)	(210,638)	(267,044)	(93,814)	(68,474)	(94,152)	(29,276)	–
Asset charges (note 3):
MSP contracts	(1,755)	(1,797)	(3,034)	(2,020)	(868)	(1,669)	(379)	–
LSFP contracts	(3,432)	(3,255)	(1,614)	(878)	(707)	(780)	(41)	–
Adjustments to maintain reserves	24	185	32	238	(35)	53	85	–

Net equity transactions	(565,313)	(7,233)	2,562,058	2,942,861	(832,780)	(219,196)	1,658,829	–

Net change in contract owners’ equity	(269,971)	264,359	3,675,812	3,552,551	(846,890)	(114,880)	1,846,797	–
Contract owners’ equity beginning of period	4,436,477	4,172,118	4,293,243	740,692	2,021,897	2,136,777	–	–

Contract owners’ equity end of period	$4,166,506	4,436,477	7,969,055	4,293,243	1,175,007	2,021,897	1,846,797	–

CHANGES IN UNITS:
Beginning units	422,878	423,769	247,050	52,810	152,482	182,656	–	–

Units purchased	50,100	66,328	193,614	219,882	29,683	34,952	140,962	–
Units redeemed	(103,634)	(67,219)	(50,444)	(25,642)	(95,169)	(65,126)	(3,730)	–

Ending units	369,344	422,878	390,220	247,050	86,996	152,482	137,232	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidFF2010		FidFF2020		FidFF2030		FrVIPRisDiv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$213	–	960	–	168	–	14,646	1,025
Realized gain (loss) on investments	42	–	176	–	15	–	72,059	45,375
Change in unrealized gain (loss) on investments	1,320	–	13,443	–	563	–	(2,803)	136,846
Reinvested capital gains	–	–	–	–	–	–	19,938	20,468

Net increase (decrease) in contract owners’ equity resulting from operations	1,575	–	14,579	–	746	–	103,840	203,714

Equity transactions:
Purchase payments received from contract owners (note 6)	2,332	–	1,000	–	1,226	–	321,422	300,688
Transfers between funds	72,488	–	252,104	–	41,294	–	923,274	1,348,144
Surrenders (note 6)	–	–	–	–	–	–	(441,810)	(145,801)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(11,606)	–	(44)	–	–	–	(10,662)	(18,846)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	(3,596)	(2,978)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(938)	–	(2,492)	–	(272)	–	(135,758)	(78,610)
Asset charges (note 3):
MSP contracts	(80)	–	(331)	–	–	–	(1,993)	(1,802)
LSFP contracts	–	–	–	–	–	–	(1,476)	(775)
Adjustments to maintain reserves	56	–	49	–	35	–	(88)	211

Net equity transactions	62,252	–	250,286	–	42,283	–	649,313	1,400,231

Net change in contract owners’ equity	63,827	–	264,865	–	43,029	–	753,153	1,603,945
Contract owners’ equity beginning of period	–	–	–	–	–	–	2,517,386	913,441

Contract owners’ equity end of period	$63,827	–	264,865	–	43,029	–	3,270,539	2,517,386

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	185,710	74,514

Units purchased	7,128	–	24,209	–	3,842	–	85,734	126,703
Units redeemed	(1,204)	–	(295)	–	(24)	–	(37,148)	(15,507)

Ending units	5,924	–	23,914	–	3,818	–	234,296	185,710

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FTVIPSmCpVal		FrVIPForSec		FrVIPGISec3		TmDevMktS3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,455	(3,551)	12,363	4,288	3,108	–	923	–
Realized gain (loss) on investments	147,731	21,260	103,694	25,804	(3,777)	–	8,409	–
Change in unrealized gain (loss) on investments	40,513	219,705	20,664	147,057	132	–	69,238	–
Reinvested capital gains	17,618	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	212,317	237,414	136,721	177,149	(537)	–	78,570	–

Equity transactions:
Purchase payments received from contract owners (note 6)	268,370	106,506	46,438	95,482	16,760	–	16,080	–
Transfers between funds	1,024,200	1,438,660	(246,220)	1,007,026	47,002	–	563,464	–
Surrenders (note 6)	(223,060)	(16,060)	(42,594)	(51,766)	–	–	(8,354)	–
Death benefits (note 4)	–	–	(50)	(16,632)	–	–	–	–
Net policy repayments (loans) (note 5)	(40,146)	(9,666)	(12,664)	3,054	–	–	(400)	–
Deductions for surrender charges (note 2d)	(3,312)	(267)	(166)	(673)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,762)	(37,460)	(49,820)	(27,632)	(1,264)	–	(7,172)	–
Asset charges (note 3):
MSP contracts	(734)	(440)	(1,866)	(429)	(39)	–	(611)	–
LSFP contracts	(689)	(233)	(827)	(827)	(10)	–	(4)	–
Adjustments to maintain reserves	(76)	199	6	96	33	–	71	–

Net equity transactions	916,791	1,481,239	(307,763)	1,007,699	62,482	–	563,074	–

Net change in contract owners’ equity	1,129,108	1,718,653	(171,042)	1,184,848	61,945	–	641,644	–
Contract owners’ equity beginning of period	1,887,740	169,087	1,560,326	375,478	–	–	–	–

Contract owners’ equity end of period	$3,016,848	1,887,740	1,389,284	1,560,326	61,945	–	641,644	–

CHANGES IN UNITS:
Beginning units	115,218	12,709	99,854	28,423	–	–	–	–

Units purchased	75,591	106,989	19,547	77,809	6,425	–	52,129	–
Units redeemed	(20,777)	(4,480)	(38,347)	(6,378)	(133)	–	(1,861)	–

Ending units	170,032	115,218	81,054	99,854	6,292	–	50,268	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FrVIPForSec3		GVITDryIntVal		GVITDMidCapI		GVITEmMrkts
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$489	–	9,434	10,166	24,676	(11,866)	(1,453)	3,973
Realized gain (loss) on investments	2,773	–	123,406	23,527	636,460	478,712	93,446	238,509
Change in unrealized gain (loss) on investments	37,464	–	(63,445)	150,304	(355,770)	286,574	292,891	(187,562)
Reinvested capital gains	–	–	53,106	–	415,044	166,818	193,400	154,636

Net increase (decrease) in contract owners’ equity resulting from operations	40,726	–	122,501	183,997	720,410	920,238	578,284	209,556

Equity transactions:
Purchase payments received from contract owners (note 6)	82,782	–	40,142	83,122	439,202	379,206	43,378	106,916
Transfers between funds	598,340	–	(382,668)	1,119,622	151,132	(208,152)	14,646	334,962
Surrenders (note 6)	(17,022)	–	(174,560)	(29,572)	(950,394)	(370,743)	(99,968)	(249,676)
Death benefits (note 4)	–	–	–	–	(876)	(24,324)	–	–
Net policy repayments (loans) (note 5)	(918)	–	(20,866)	(23,014)	82,918	(87,850)	(39,768)	3,154
Deductions for surrender charges (note 2d)	(28)	–	(3,928)	(489)	(8,884)	(11,516)	(2,288)	(4,721)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,438)	–	(51,900)	(27,700)	(278,424)	(268,398)	(90,432)	(81,474)
Asset charges (note 3):
MSP contracts	(198)	–	(679)	(372)	(4,804)	(5,049)	(938)	(1,189)
LSFP contracts	(261)	–	(237)	(431)	(3,397)	(3,951)	(986)	(1,029)
Adjustments to maintain reserves	90	–	(3,019)	2,557	(2)	356	(80)	281

Net equity transactions	655,347	–	(597,715)	1,123,723	(573,529)	(600,421)	(176,436)	107,224

Net change in contract owners’ equity	696,073	–	(475,214)	1,307,720	146,881	319,817	401,848	316,780
Contract owners’ equity beginning of period	–	–	1,518,140	210,420	7,071,536	6,751,719	1,928,987	1,612,207

Contract owners’ equity end of period	$696,073	–	1,042,926	1,518,140	7,218,417	7,071,536	2,330,835	1,928,987

CHANGES IN UNITS:
Beginning units	–	–	91,502	15,258	533,950	585,904	142,194	142,811

Units purchased	64,552	–	18,401	81,949	171,696	84,218	37,963	55,251
Units redeemed	(2,718)	–	(53,517)	(5,705)	(214,458)	(136,172)	(49,567)	(55,868)

Ending units	61,834	–	56,386	91,502	491,188	533,950	130,590	142,194

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITFHiInc		GVITGlFin1		GVITGlHlth		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$31,914	30,998	7,534	3,053	(7,197)	(7,884)	(5,066)	(9,013)
Realized gain (loss) on investments	(17,651)	3,104	8,751	20,841	23,078	(39,556)	(81,565)	45,664
Change in unrealized gain (loss) on investments	(11,541)	1,341	(21,076)	22,641	(32,124)	55,376	42,968	(46,031)
Reinvested capital gains	–	–	67,106	31,262	88,424	4,166	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,722	35,443	62,315	77,797	72,181	12,102	(43,663)	(9,380)

Equity transactions:
Purchase payments received from contract owners (note 6)	10,724	93,324	39,184	32,914	54,890	59,664	47,736	186,008
Transfers between funds	(287,434)	514,170	150,044	99,268	(202,846)	469,650	(267,874)	(338,000)
Surrenders (note 6)	(100,240)	(63,910)	(36,400)	(6,767)	(124,996)	(16,305)	(24,454)	(152,345)
Death benefits (note 4)	–	–	–	–	–	(19,378)	–	(32)
Net policy repayments (loans) (note 5)	(3,496)	(10,348)	7,182	1,396	(52,312)	(34,896)	(20,444)	42,390
Deductions for surrender charges (note 2d)	(1,270)	(641)	(466)	(124)	(2,604)	(285)	(532)	(2,819)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,634)	(24,318)	(24,736)	(18,622)	(36,958)	(43,152)	(42,052)	(62,196)
Asset charges (note 3):
MSP contracts	(799)	(652)	(99)	(202)	(624)	(818)	(115)	(430)
LSFP contracts	(172)	(119)	(144)	(147)	(475)	(512)	(376)	(242)
Adjustments to maintain reserves	(6)	82	(10)	123	5	126	(13)	71

Net equity transactions	(408,327)	507,588	134,555	107,839	(365,920)	414,094	(308,124)	(327,595)

Net change in contract owners’ equity	(405,605)	543,031	196,870	185,636	(293,739)	426,196	(351,787)	(336,975)
Contract owners’ equity beginning of period	751,931	208,900	541,752	356,116	1,055,508	629,312	937,006	1,273,981

Contract owners’ equity end of period	$346,326	751,931	738,622	541,752	761,769	1,055,508	585,219	937,006

CHANGES IN UNITS:
Beginning units	62,024	18,857	37,388	29,492	87,634	56,010	302,962	426,738

Units purchased	3,549	50,816	24,968	10,634	30,026	42,107	34,385	93,708
Units redeemed	(37,563)	(7,649)	(16,276)	(2,738)	(58,982)	(10,483)	(145,821)	(217,484)

Ending units	28,010	62,024	46,080	37,388	58,678	87,634	191,526	302,962

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlUtl1		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$19,748	4,489	363,429	682,063	(104,011)	(66,326)	706	886
Realized gain (loss) on investments	89,704	37,735	(176,624)	(209,367)	(2,735,024)	(3,116,950)	38,855	5,100
Change in unrealized gain (loss) on investments	(229,966)	54,265	99,562	(428,372)	3,772,943	4,364,984	69,474	11,025
Reinvested capital gains	195,266	46,716	22,538	298,626	–	–	1,588	–

Net increase (decrease) in contract owners’ equity resulting from operations	74,752	143,205	308,905	342,950	933,908	1,181,708	110,623	17,011

Equity transactions:
Purchase payments received from contract owners (note 6)	109,630	36,290	703,036	1,006,916	2,125,034	2,420,292	15,074	5,288
Transfers between funds	307,898	807,656	(365,628)	(2,260,102)	(552,550)	(849,524)	453,534	163,264
Surrenders (note 6)	(142,162)	(12,101)	(1,291,822)	(1,685,271)	(1,200,768)	(1,371,347)	(81,924)	(145)
Death benefits (note 4)	–	–	(100,232)	(330,542)	(76,034)	(61,054)	–	–
Net policy repayments (loans) (note 5)	(6,664)	(458)	(114,420)	223,756	19,472	149,202	(23,764)	(3,314)
Deductions for surrender charges (note 2d)	(3,028)	(145)	(15,586)	(31,821)	(45,926)	(45,401)	(1,424)	(2)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,040)	(12,034)	(630,986)	(717,200)	(1,386,344)	(1,422,256)	(14,910)	(7,554)
Asset charges (note 3):
MSP contracts	(637)	(196)	(12,578)	(14,028)	(4,544)	(4,709)	(229)	(89)
LSFP contracts	(951)	(233)	(4,419)	(4,861)	(9,044)	(8,832)	(28)	(22)
Adjustments to maintain reserves	50	119	(6,920)	9,852	1,480	(393)	88	37

Net equity transactions	201,096	818,898	(1,839,555)	(3,803,301)	(1,129,224)	(1,194,022)	346,417	157,463

Net change in contract owners’ equity	275,848	962,103	(1,530,650)	(3,460,351)	(195,316)	(12,314)	457,040	174,474
Contract owners’ equity beginning of period	1,128,032	165,929	12,963,907	16,424,258	17,146,941	17,159,255	255,723	81,249

Contract owners’ equity end of period	$1,403,880	1,128,032	11,433,257	12,963,907	16,951,625	17,146,941	712,763	255,723

CHANGES IN UNITS:
Beginning units	82,240	15,619	559,802	735,699	1,056,188	1,137,890	34,358	12,282

Units purchased	51,024	69,288	211,849	72,739	244,346	236,511	64,382	25,002
Units redeemed	(36,656)	(2,667)	(239,719)	(248,636)	(288,234)	(318,213)	(25,174)	(2,926)

Ending units	96,608	82,240	531,932	559,802	1,012,300	1,056,188	73,566	34,358

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSMdCpGr		GVITMyMkt		GVITNWFund		GVITLead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(8,160)	(9,995)	573,998	14,826	148,385	385,234	2,374	(287)
Realized gain (loss) on investments	58,185	177,103	–	–	(2,531,902)	(3,508,491)	11,604	18,968
Change in unrealized gain (loss) on investments	61,864	(5,663)	–	–	7,142,405	9,344,235	(39,955)	(7,534)
Reinvested capital gains	–	–	–	–	–	–	56,438	2,094

Net increase (decrease) in contract owners’ equity resulting from operations	111,889	161,445	573,998	14,826	4,758,888	6,220,978	30,461	13,241

Equity transactions:
Purchase payments received from contract owners (note 6)	54,032	68,408	3,098,610	3,980,268	6,837,524	7,503,374	8,860	32,596
Transfers between funds	19,446	(1,040,164)	7,508,134	(834,436)	(1,605,702)	(2,144,250)	292,428	14,952
Surrenders (note 6)	(93,482)	(81,738)	(11,194,006)	(9,992,566)	(4,096,384)	(4,356,117)	(74,082)	–
Death benefits (note 4)	–	–	(356,008)	(525,790)	(356,444)	(462,056)	–	–
Net policy repayments (loans) (note 5)	(10,446)	(33,732)	2,290,152	4,435,022	43,084	(89,138)	(4,668)	(5,088)
Deductions for surrender charges (note 2d)	(1,892)	(2,255)	(105,694)	(223,037)	(98,438)	(94,140)	(172)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,030)	(76,480)	(1,879,132)	(1,886,032)	(5,265,766)	(5,370,136)	(10,544)	(5,630)
Asset charges (note 3):
MSP contracts	(430)	(640)	(24,149)	(30,803)	(24,634)	(26,151)	(336)	(45)
LSFP contracts	(651)	(700)	(18,073)	(20,710)	(20,184)	(19,154)	(12)	(4)
Adjustments to maintain reserves	1	(721,648)	15,000	(22,191)	(40,828)	38,325	24	80

Net equity transactions	(102,452)	(1,888,949)	(665,166)	(5,120,275)	(4,627,772)	(5,019,443)	211,498	36,861

Net change in contract owners’ equity	9,437	(1,727,504)	(91,168)	(5,105,449)	131,116	1,201,535	241,959	50,102
Contract owners’ equity beginning of period	1,268,797	2,996,301	26,674,454	31,779,903	74,845,888	73,644,353	169,291	119,189

Contract owners’ equity end of period	$1,278,234	1,268,797	26,583,286	26,674,454	74,977,004	74,845,888	411,250	169,291

CHANGES IN UNITS:
Beginning units	226,164	613,017	1,778,058	2,142,989	2,310,270	2,521,462	13,742	11,414

Units purchased	74,321	45,410	1,071,035	483,724	576,159	429,659	27,437	7,054
Units redeemed	(90,247)	(432,263)	(1,028,001)	(848,655)	(636,659)	(640,851)	(10,821)	(4,726)

Ending units	210,238	226,164	1,821,092	1,778,058	2,249,770	2,310,270	30,358	13,742

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmCapGr		GVITSmCapVal		GVITSmComp		GVITTGroFoc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(9,083)	(10,577)	(84,819)	(103,939)	(187,960)	(185,854)	–	(1,480)
Realized gain (loss) on investments	132,806	106,456	1,337,766	2,227,969	727,928	741,643	–	97,783
Change in unrealized gain (loss) on investments	(49,894)	82,462	(2,634,618)	(1,098,406)	(995,207)	733,177	–	(76,678)
Reinvested capital gains	–	–	1,564,872	1,045,306	3,550,094	3,163,878	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	73,829	178,341	183,201	2,070,930	3,094,855	4,452,844	–	19,625

Equity transactions:
Purchase payments received from contract owners (note 6)	64,152	97,852	642,074	983,040	1,457,404	1,501,060	148	30,074
Transfers between funds	(534,830)	158,032	(647,828)	(974,418)	270,824	(1,666,148)	(18)	(662,670)
Surrenders (note 6)	(96,302)	(96,487)	(838,592)	(1,561,609)	(1,681,274)	(1,926,595)	–	(12,623)
Death benefits (note 4)	(30)	(2,000)	(17,284)	(8,604)	(79,856)	(67,214)	–	–
Net policy repayments (loans) (note 5)	(57,338)	(1,510)	(131,392)	92,882	(51,224)	(100,620)	(124)	(11,088)
Deductions for surrender charges (note 2d)	(1,110)	(3,446)	(10,918)	(29,758)	(38,284)	(48,364)	–	(164)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,020)	(79,462)	(512,442)	(576,466)	(1,257,290)	(1,257,388)	(8)	(11,168)
Asset charges (note 3):
MSP contracts	(985)	(551)	(8,307)	(9,432)	(15,783)	(14,551)	–	(83)
LSFP contracts	(1,086)	(1,199)	(11,286)	(11,986)	(14,861)	(13,521)	–	(188)
Adjustments to maintain reserves	(6)	160	2,355	755	272,757	(1,241)	2	2

Net equity transactions	(703,555)	71,389	(1,533,620)	(2,095,596)	(1,137,587)	(3,594,582)	–	(667,908)

Net change in contract owners’ equity	(629,726)	249,730	(1,350,419)	(24,666)	1,957,268	858,262	–	(648,283)
Contract owners’ equity beginning of period	1,890,749	1,641,019	14,983,774	15,008,440	28,221,725	27,363,463	–	648,283

Contract owners’ equity end of period	$1,261,023	1,890,749	13,633,355	14,983,774	30,178,993	28,221,725	–	–

CHANGES IN UNITS:
Beginning units	265,602	260,132	746,406	872,565	925,912	1,062,343	–	198,969

Units purchased	49,153	49,869	224,334	144,889	190,821	124,727	853	8,546
Units redeemed	(150,055)	(44,399)	(290,730)	(271,048)	(207,721)	(261,158)	(853)	(207,515)

Ending units	164,700	265,602	680,010	746,406	909,012	925,912	–	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITUSGro		GVITVKMultiSec		GVITCVal		GVITDryIntVal3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(6,036)	(6,707)	35,376	47,933	7,161	2,734	3,888	–
Realized gain (loss) on investments	24,938	(36,682)	7,465	11,062	33,920	8,948	614	–
Change in unrealized gain (loss) on investments	(91,765)	78,876	(34,567)	(2,839)	(30,719)	47,320	70,712	–
Reinvested capital gains	161,958	43,050	5,570	–	20,414	–	11,850	–

Net increase (decrease) in contract owners’ equity resulting from operations	89,095	78,537	13,844	56,156	30,776	59,002	87,064	–

Equity transactions:
Purchase payments received from contract owners (note 6)	20,500	93,866	54,556	66,512	68,698	31,332	88,134	–
Transfers between funds	151,248	(223,028)	(55,206)	55,642	234,646	382,380	845,398	–
Surrenders (note 6)	(124,464)	(46,028)	(164,012)	(177,833)	(57,654)	(13,645)	(1,262)	–
Death benefits (note 4)	–	(30,522)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	25,118	7,548	20,336	(4,728)	864	1,954	(11,818)	–
Deductions for surrender charges (note 2d)	(1,082)	(531)	(3,366)	(3,103)	(270)	(116)	(8)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,880)	(35,240)	(47,972)	(48,846)	(36,178)	(17,250)	(11,126)	–
Asset charges (note 3):
MSP contracts	(173)	(149)	(1,034)	(895)	(17)	(14)	(152)	–
LSFP contracts	(231)	(267)	(634)	(511)	(330)	(113)	(86)	–
Adjustments to maintain reserves	(236)	(10,401)	21	147	44	97	114	–

Net equity transactions	38,800	(244,752)	(197,311)	(113,615)	209,803	384,625	909,194	–

Net change in contract owners’ equity	127,895	(166,215)	(183,467)	(57,459)	240,579	443,627	996,258	–
Contract owners’ equity beginning of period	878,882	1,045,097	1,211,110	1,268,569	573,261	129,634	–	–

Contract owners’ equity end of period	$1,006,777	878,882	1,027,643	1,211,110	813,840	573,261	996,258	–

CHANGES IN UNITS:
Beginning units	63,712	84,662	89,396	99,033	38,956	10,283	–	–

Units purchased	26,621	16,545	14,376	18,043	21,993	30,754	91,263	–
Units redeemed	(24,719)	(37,495)	(29,322)	(27,680)	(7,631)	(2,081)	(3,931)	–

Ending units	65,614	63,712	74,450	89,396	53,318	38,956	87,332	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITEmMrkts3		GVITFHiInc3		GVITGlHlth3		GVITGlTech3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(692)	–	7,547	–	(882)	–	(558)	–
Realized gain (loss) on investments	9,394	–	494	–	858	–	1,637	–
Change in unrealized gain (loss) on investments	34,834	–	(4,029)	–	(31,731)	–	16,348	–
Reinvested capital gains	104,312	–	–	–	41,196	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	147,848	–	4,012	–	9,441	–	17,427	–

Equity transactions:
Purchase payments received from contract owners (note 6)	74,318	–	93,216	–	32,238	–	44,160	–
Transfers between funds	1,253,186	–	72,750	–	396,302	–	318,266	–
Surrenders (note 6)	(28,716)	–	(734)	–	(12,484)	–	(182)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	17,840	–	1,294	–	13,346	–	14,038	–
Deductions for surrender charges (note 2d)	(238)	–	(2)	–	(24)	–	(10)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,816)	–	(6,442)	–	(5,622)	–	(4,928)	–
Asset charges (note 3):
MSP contracts	(189)	–	(53)	–	(17)	–	–	–
LSFP contracts	(330)	–	(23)	–	–	–	(38)	–
Adjustments to maintain reserves	95	–	72	–	48	–	160	–

Net equity transactions	1,301,150	–	160,078	–	423,787	–	371,466	–

Net change in contract owners’ equity	1,448,998	–	164,090	–	433,228	–	388,893	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$1,448,998	–	164,090	–	433,228	–	388,893	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	111,672	–	19,348	–	41,388	–	32,305	–
Units redeemed	(2,626)	–	(3,718)	–	(886)	–	(615)	–

Ending units	109,046	–	15,630	–	40,502	–	31,690	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDAgg		GVITIDCon		GVITIDMod		GVITIDModAgg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$21,630	11,082	12,518	9,015	89,651	54,319	66,893	36,384
Realized gain (loss) on investments	91,653	33,335	5,406	12,643	114,999	67,380	178,974	63,452
Change in unrealized gain (loss) on investments	(4,619)	71,983	(15,757)	(2,310)	(43,991)	189,320	(41,664)	223,424
Reinvested capital gains	35,342	27,300	13,526	5,140	93,246	19,510	102,524	48,204

Net increase (decrease) in contract owners’ equity resulting from operations	144,006	143,700	15,693	24,488	253,905	330,529	306,727	371,464

Equity transactions:
Purchase payments received from contract owners (note 6)	157,642	116,778	48,316	24,908	418,850	355,834	392,234	411,256
Transfers between funds	636,636	816,808	(36,184)	243,122	1,074,126	2,034,482	1,142,442	1,517,198
Surrenders (note 6)	(399,694)	(198,704)	(19,258)	(39,863)	(351,472)	(171,362)	(206,032)	(68,638)
Death benefits (note 4)	–	–	–	–	(1,148)	–	(80,942)	–
Net policy repayments (loans) (note 5)	145,236	(12,542)	7,482	(418)	64,184	11,084	(78,268)	21,058
Deductions for surrender charges (note 2d)	(2,106)	(732)	(408)	(20)	(9,268)	(621)	(3,466)	(924)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,670)	(50,690)	(28,918)	(23,128)	(284,726)	(202,360)	(296,694)	(217,050)
Asset charges (note 3):
MSP contracts	(14)	(9)	(265)	(447)	(5,493)	(4,064)	(1,615)	(933)
LSFP contracts	–	–	(109)	(39)	(724)	(617)	(900)	(642)
Adjustments to maintain reserves	21	87	25	61	20	183	(102)	179

Net equity transactions	468,051	670,996	(29,319)	204,176	904,349	2,022,559	866,657	1,661,504

Net change in contract owners’ equity	612,057	814,696	(13,626)	228,664	1,158,254	2,353,088	1,173,384	2,032,968
Contract owners’ equity beginning of period	1,311,551	496,855	609,937	381,273	4,823,102	2,470,014	4,107,584	2,074,616

Contract owners’ equity end of period	$1,923,608	1,311,551	596,311	609,937	5,981,356	4,823,102	5,280,968	4,107,584

CHANGES IN UNITS:
Beginning units	106,736	45,926	54,920	35,654	409,194	228,410	340,366	191,327

Units purchased	82,019	84,874	17,854	26,633	170,263	217,965	143,297	178,077
Units redeemed	(42,677)	(24,064)	(20,396)	(7,367)	(95,317)	(37,181)	(72,291)	(29,038)

Ending units	146,078	106,736	52,378	54,920	484,140	409,194	411,372	340,366

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDModCon		JanBal		JanCapAp		JanGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$37,727	22,719	3,290	1,422	(16,462)	(16,818)	(7,187)	(8,182)
Realized gain (loss) on investments	44,205	20,445	869	637	203,945	181,446	96,191	73,598
Change in unrealized gain (loss) on investments	(45,321)	55,620	11,177	4,089	86,853	200,822	20,130	(70,981)
Reinvested capital gains	40,334	7,790	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	76,945	106,574	15,336	6,148	274,336	365,450	109,134	(5,565)

Equity transactions:
Purchase payments received from contract owners (note 6)	208,524	76,060	6,342	10,398	183,122	219,742	101,390	114,866
Transfers between funds	565,274	1,019,982	115,096	55,766	72,786	(201,086)	(69,038)	(57,688)
Surrenders (note 6)	(28,196)	(9,847)	(2,538)	(4,206)	(199,394)	(228,302)	(25,024)	(124,635)
Death benefits (note 4)	(211,024)	–	–	–	(4,622)	(1,046)	(3,500)	(3,682)
Net policy repayments (loans) (note 5)	1,878	(16,580)	(360)	–	(54,628)	7,202	(15,226)	(43,396)
Deductions for surrender charges (note 2d)	(736)	(108)	–	(55)	(2,784)	(12,387)	(342)	(2,916)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,718)	(59,032)	(5,420)	(1,798)	(119,602)	(129,148)	(53,312)	(64,060)
Asset charges (note 3):
MSP contracts	(1,044)	(2,435)	(401)	(40)	(1,888)	(1,595)	(616)	(700)
LSFP contracts	(17)	(90)	–	–	(1,478)	(1,379)	(889)	(1,047)
Adjustments to maintain reserves	20	120	(2)	42	(42)	141	18	58

Net equity transactions	452,961	1,008,070	112,717	60,107	(128,530)	(347,858)	(66,539)	(183,200)

Net change in contract owners’ equity	529,906	1,114,644	128,053	66,255	145,806	17,592	42,595	(188,765)
Contract owners’ equity beginning of period	1,818,334	703,690	94,211	27,956	2,518,000	2,500,408	1,140,979	1,329,744

Contract owners’ equity end of period	$2,348,240	1,818,334	222,264	94,211	2,663,806	2,518,000	1,183,574	1,140,979

CHANGES IN UNITS:
Beginning units	158,844	64,892	7,980	2,548	351,590	409,213	318,846	371,145

Units purchased	71,917	108,440	10,287	5,983	76,865	54,006	77,013	50,531
Units redeemed	(32,349)	(14,488)	(731)	(551)	(96,963)	(111,629)	(99,057)	(102,830)

Ending units	198,412	158,844	17,536	7,980	331,492	351,590	296,802	318,846

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanIntGro		JanRMgLgCap		MFSVITInvGrwI		MFSVITValIn
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$9,165	1,396	1,573	555	(889)	(1,241)	21	(239)
Realized gain (loss) on investments	268,467	205,854	4,248	341	7,919	986	9,662	3,050
Change in unrealized gain (loss) on investments	291,505	46,089	(20,802)	894	9,290	16,004	4,912	13,100
Reinvested capital gains	–	–	41,532	5,250	–	–	5,236	842

Net increase (decrease) in contract owners’ equity resulting from operations	569,137	253,339	26,551	7,040	16,320	15,749	19,831	16,753

Equity transactions:
Purchase payments received from contract owners (note 6)	128,112	140,402	19,358	5,478	27,122	15,306	24,214	9,032
Transfers between funds	738,664	(80,274)	145,336	73,042	54,014	189,424	145,716	134,988
Surrenders (note 6)	(100,680)	(133,375)	(14,380)	(599)	(23,910)	(4,306)	(7,942)	(19,256)
Death benefits (note 4)	(3,574)	(1,112)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(122,300)	(28,212)	(930)	(1,902)	(2,476)	(928)	(3,332)	1,942
Deductions for surrender charges (note 2d)	(1,488)	(3,119)	(242)	(8)	(142)	(127)	(462)	(333)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(91,098)	(85,374)	(12,036)	(2,700)	(17,532)	(12,200)	(10,682)	(3,932)
Asset charges (note 3):
MSP contracts	(744)	(810)	(90)	–	–	–	(56)	(29)
LSFP contracts	(1,797)	(1,230)	–	–	(42)	(95)	(205)	(110)
Adjustments to maintain reserves	32	99	38	59	(2)	86	53	56

Net equity transactions	545,127	(193,005)	137,054	73,370	37,032	187,160	147,304	122,358

Net change in contract owners’ equity	1,114,264	60,334	163,605	80,410	53,352	202,909	167,135	139,111
Contract owners’ equity beginning of period	1,782,207	1,721,873	88,352	7,942	258,492	55,583	182,812	43,701

Contract owners’ equity end of period	$2,896,471	1,782,207	251,957	88,352	311,844	258,492	349,947	182,812

CHANGES IN UNITS:
Beginning units	255,024	291,169	6,186	649	20,652	4,816	12,970	3,551

Units purchased	141,436	41,327	12,211	5,915	9,922	17,442	12,042	11,128
Units redeemed	(84,014)	(77,472)	(2,395)	(378)	(6,590)	(1,606)	(1,604)	(1,709)

Ending units	312,446	255,024	16,002	6,186	23,984	20,652	23,408	12,970

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTInt		NBAMTReg		NBAMTBal		NBAMTGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(114)	–	(171)	–	109	350	(114,795)	(122,271)
Realized gain (loss) on investments	(56)	–	109	–	1,738	904	829,726	(65,787)
Change in unrealized gain (loss) on investments	40,524	–	3,213	–	637	4,443	1,131,493	2,575,966
Reinvested capital gains	3,464	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	43,818	–	3,151	–	2,484	5,697	1,846,424	2,387,908

Equity transactions:
Purchase payments received from contract owners (note 6)	2,266	–	4,370	–	2,420	2,606	1,271,972	1,422,100
Transfers between funds	670,592	–	80,522	–	9,052	4,666	(1,072,358)	(437,744)
Surrenders (note 6)	(938)	–	(46)	–	(15,950)	(29,767)	(1,526,768)	(1,321,082)
Death benefits (note 4)	–	–	–	–	–	–	(121,564)	(84,216)
Net policy repayments (loans) (note 5)	–	–	(62)	–	76	278	55,140	66,888
Deductions for surrender charges (note 2d)	–	–	–	–	(350)	(460)	(27,324)	(30,080)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,652)	–	(696)	–	(2,260)	(3,114)	(969,830)	(972,086)
Asset charges (note 3):
MSP contracts	(64)	–	–	–	–	–	(2,851)	(2,886)
LSFP contracts	(19)	–	(17)	–	–	–	(6,410)	(5,895)
Adjustments to maintain reserves	33	–	29	–	45	19	(20,500)	20,840

Net equity transactions	670,218	–	84,100	–	(6,967)	(25,772)	(2,420,493)	(1,344,161)

Net change in contract owners’ equity	714,036	–	87,251	–	(4,483)	(20,075)	(574,069)	1,043,747
Contract owners’ equity beginning of period	–	–	–	–	48,092	68,167	17,245,059	16,201,312

Contract owners’ equity end of period	$714,036	–	87,251	–	43,609	48,092	16,670,990	17,245,059

CHANGES IN UNITS:
Beginning units	–	–	–	–	2,306	3,415	730,188	821,615

Units purchased	61,230	–	7,574	–	848	383	361,914	134,685
Units redeemed	(154)	–	(72)	–	(848)	(1,492)	(337,996)	(226,112)

Ending units	61,076	–	7,502	–	2,306	2,306	754,106	730,188

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTGuard		NBAMTLMat		NBAMTPart		NBAMTSocRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(9,613)	(10,008)	89,799	173,093	95,725	(134,882)	(1,548)	(810)
Realized gain (loss) on investments	241,921	141,283	(78,403)	2,068	935,379	211,699	22,056	1,132
Change in unrealized gain (loss) on investments	(74,766)	151,481	21,009	(172,376)	2,841,210	3,414,183	(11,609)	18,249
Reinvested capital gains	–	–	–	–	5,916	–	344	–

Net increase (decrease) in contract owners’ equity resulting from operations	157,542	282,756	32,405	2,785	3,878,230	3,491,000	9,243	18,571

Equity transactions:
Purchase payments received from contract owners (note 6)	107,446	148,296	225,792	297,222	1,593,968	1,811,132	13,606	108,636
Transfers between funds	(338,946)	53,930	(836,846)	(36,250)	2,194,314	(318,362)	8,030	100,258
Surrenders (note 6)	(46,544)	(92,306)	(798,462)	(719,031)	(1,285,982)	(1,489,288)	(93,274)	–
Death benefits (note 4)	(850)	–	(40)	(279,808)	(90,206)	(163,254)	–	–
Net policy repayments (loans) (note 5)	(55,134)	(27,708)	60,978	212,060	(134,670)	(174,578)	(10,538)	(12)
Deductions for surrender charges (note 2d)	(1,098)	(2,357)	(27,730)	(8,138)	(28,382)	(71,638)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(90,028)	(88,002)	(173,380)	(210,888)	(1,203,698)	(1,120,926)	(7,764)	(3,546)
Asset charges (note 3):
MSP contracts	(1,502)	(1,260)	(5,400)	(4,235)	(14,116)	(12,080)	(64)	(34)
LSFP contracts	(1,668)	(1,576)	(1,717)	(1,935)	(22,397)	(18,835)	(18)	–
Adjustments to maintain reserves	2	117	(406)	4,711	11,046	150,638	22	55

Net equity transactions	(428,322)	(10,866)	(1,557,211)	(746,292)	1,019,877	(1,407,191)	(90,000)	205,357

Net change in contract owners’ equity	(270,780)	271,890	(1,524,806)	(743,507)	4,898,107	2,083,809	(80,757)	223,928
Contract owners’ equity beginning of period	2,231,057	1,959,167	5,513,675	6,257,182	22,444,856	20,361,047	264,464	40,536

Contract owners’ equity end of period	$1,960,277	2,231,057	3,988,869	5,513,675	27,342,963	22,444,856	183,707	264,464

CHANGES IN UNITS:
Beginning units	193,216	195,762	304,988	352,066	842,520	903,543	19,112	3,293

Units purchased	27,210	39,197	86,624	49,406	253,312	148,097	6,113	16,107
Units redeemed	(62,788)	(41,743)	(156,354)	(96,484)	(177,248)	(209,120)	(12,761)	(288)

Ending units	157,638	193,216	235,258	304,988	918,584	842,520	12,464	19,112

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTFasc		NBAMTMCGrS		OppAggGro		OppCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(632)	(241)	(1,542)	(1,734)	(14,677)	(15,105)	29,698	(58,392)
Realized gain (loss) on investments	1,761	466	47,042	15,460	265,782	76,047	824,220	322,087
Change in unrealized gain (loss) on investments	1,137	5,792	2,625	20,124	(73,853)	268,323	(343,491)	548,435
Reinvested capital gains	572	152	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,838	6,169	48,125	33,850	177,252	329,265	510,427	812,130

Equity transactions:
Purchase payments received from contract owners (note 6)	8,162	6,350	23,360	26,634	147,500	221,836	873,822	1,223,634
Transfers between funds	968	95,586	(31,402)	39,838	(274,800)	44,672	(1,112,944)	(1,165,538)
Surrenders (note 6)	(364)	(14,167)	(12,588)	(90,743)	(174,922)	(45,473)	(911,922)	(740,992)
Death benefits (note 4)	–	–	–	–	(8,766)	(34,534)	(7,502)	(50,554)
Net policy repayments (loans) (note 5)	114	13,390	252	(19,292)	(10,654)	(17,348)	(8,372)	(63,270)
Deductions for surrender charges (note 2d)	(12)	(184)	–	(43)	(3,076)	(2,370)	(24,374)	(30,565)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,144)	(2,746)	(12,258)	(11,196)	(120,362)	(120,132)	(653,916)	(735,336)
Asset charges (note 3):
MSP contracts	(60)	(29)	(55)	(37)	(721)	(1,039)	(4,960)	(5,222)
LSFP contracts	(18)	–	(392)	(319)	(576)	(545)	(6,231)	(6,153)
Adjustments to maintain reserves	55	43	(5)	113	(158)	201	(338)	729

Net equity transactions	701	98,243	(33,088)	(55,045)	(446,535)	45,268	(1,856,737)	(1,573,267)

Net change in contract owners’ equity	3,539	104,412	15,037	(21,195)	(269,283)	374,533	(1,346,310)	(761,137)
Contract owners’ equity beginning of period	115,122	10,710	250,861	272,056	2,204,229	1,829,696	14,276,835	15,037,972

Contract owners’ equity end of period	$118,661	115,122	265,898	250,861	1,934,946	2,204,229	12,930,525	14,276,835

CHANGES IN UNITS:
Beginning units	8,244	854	17,720	22,177	390,550	385,863	916,154	1,025,550

Units purchased	3,059	7,673	5,934	13,917	62,529	109,911	248,511	149,997
Units redeemed	(3,017)	(283)	(6,998)	(18,374)	(144,245)	(105,224)	(318,381)	(259,393)

Ending units	8,286	8,244	16,656	17,720	308,834	390,550	846,284	916,154

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppGlSec		OppHighInc		OppMSFund		OppMSSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$135,727	170,282	40,432	20,029	9,719	2,590	(4,033)	(2,876)
Realized gain (loss) on investments	1,456,861	(146,798)	6,196	6,132	73,904	71,154	27,197	34,052
Change in unrealized gain (loss) on investments	2,816,700	5,762,698	(35,276)	26,739	(4,654)	46,372	16,728	41,925
Reinvested capital gains	–	–	–	–	–	–	13,920	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,409,288	5,786,182	11,352	52,900	78,969	120,116	53,812	73,101

Equity transactions:
Purchase payments received from contract owners (note 6)	655,236	2,032,224	45,286	44,568	104,358	121,866	47,892	43,982
Transfers between funds	(1,906,256)	534,826	(30,540)	346,876	439,782	187,100	112,184	33,862
Surrenders (note 6)	(2,043,212)	(2,425,284)	(91,762)	(18,234)	(219,672)	(143,536)	(21,312)	(41,329)
Death benefits (note 4)	(12,008)	(90,694)	–	–	–	–	–	(24,258)
Net policy repayments (loans) (note 5)	(596,226)	(133,226)	(22,672)	(23,832)	(44,696)	(276)	(6,416)	1,010
Deductions for surrender charges (note 2d)	(33,896)	(60,616)	(2,040)	(322)	(2,496)	(3,173)	(216)	(430)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,407,740)	(1,453,212)	(23,802)	(21,854)	(69,568)	(65,446)	(24,324)	(18,740)
Asset charges (note 3):
MSP contracts	(13,732)	(12,749)	(732)	(754)	(1,063)	(1,585)	(142)	(178)
LSFP contracts	(11,136)	(9,658)	(308)	(237)	(1,048)	(1,008)	(53)	(21)
Adjustments to maintain reserves	1,779	3,026	44	88	(71)	183	57	106

Net equity transactions	(5,367,191)	(1,615,363)	(126,526)	326,299	205,526	94,125	107,670	(5,996)

Net change in contract owners’ equity	(957,903)	4,170,819	(115,174)	379,199	284,495	214,241	161,482	67,105
Contract owners’ equity beginning of period	37,051,443	32,880,624	691,369	312,170	1,644,500	1,430,259	470,868	403,763

Contract owners’ equity end of period	$36,093,540	37,051,443	576,195	691,369	1,928,995	1,644,500	632,350	470,868

CHANGES IN UNITS:
Beginning units	1,094,866	1,150,008	57,270	28,013	185,346	175,119	28,790	29,251

Units purchased	280,077	254,793	12,996	34,681	85,392	57,917	9,829	6,754
Units redeemed	(345,931)	(309,935)	(23,378)	(5,424)	(65,472)	(47,690)	(3,215)	(7,215)

Ending units	1,029,012	1,094,866	46,888	57,270	205,266	185,346	35,404	28,790

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppMultStr		OppGlSec3		OppBdFd		PVTGroInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$153,996	37,791	(7,511)	–	555,683	530,582	874	766
Realized gain (loss) on investments	58,011	5,026	12,271	–	5,790	9,317	4,234	2,429
Change in unrealized gain (loss) on investments	(289,228)	1,342,038	286,506	–	(330,503)	46,534	(87)	5,108
Reinvested capital gains	525,540	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	448,319	1,384,855	291,266	–	230,970	586,433	5,021	8,303

Equity transactions:
Purchase payments received from contract owners (note 6)	814,120	1,078,916	1,150,944	–	765,224	901,146	4,690	3,164
Transfers between funds	(1,510,072)	197,728	1,553,416	–	(349,990)	(379,158)	51,834	57,970
Surrenders (note 6)	(708,646)	(1,310,498)	(199,424)	–	(1,329,182)	(859,561)	(22,422)	(786)
Death benefits (note 4)	(61,648)	(50,442)	(6,350)	–	(8,662)	(206,078)	–	–
Net policy repayments (loans) (note 5)	(24,094)	(99,578)	255,630	–	116,484	(196,780)	(2)	–
Deductions for surrender charges (note 2d)	(18,606)	(19,981)	(906)	–	(14,108)	(26,725)	(778)	(10)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(669,256)	(720,680)	(68,940)	–	(540,300)	(612,690)	(5,558)	(4,220)
Asset charges (note 3):
MSP contracts	(9,239)	(9,268)	(860)	–	(8,128)	(8,648)	–	–
LSFP contracts	(3,920)	(3,641)	(396)	–	(6,051)	(6,365)	(111)	(143)
Adjustments to maintain reserves	(7,348)	6,181	275	–	(1,476)	5,975	34	42

Net equity transactions	(2,198,709)	(931,263)	2,683,389	–	(1,376,189)	(1,388,884)	27,687	56,017

Net change in contract owners’ equity	(1,750,390)	453,592	2,974,655	–	(1,145,219)	(802,451)	32,708	64,320
Contract owners’ equity beginning of period	15,858,615	15,405,023	–	–	12,399,148	13,201,599	79,274	14,954

Contract owners’ equity end of period	$14,108,225	15,858,615	2,974,655	–	11,253,929	12,399,148	111,982	79,274

CHANGES IN UNITS:
Beginning units	515,596	549,203	–	–	538,742	607,217	5,796	1,210

Units purchased	235,916	81,077	264,357	–	123,487	91,514	4,153	4,994
Units redeemed	(228,310)	(114,684)	(16,661)	–	(168,031)	(159,989)	(2,105)	(408)

Ending units	523,202	515,596	247,696	–	494,198	538,742	7,844	5,796

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PVTIntEq		PVTVoyII		TRPBluChpGrII		TRowEqInc2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$772	878	182	(78)	(6)	–	1,414	–
Realized gain (loss) on investments	18,426	5,777	795	100	168	–	2,420	–
Change in unrealized gain (loss) on investments	9,869	8,163	3,168	1,982	1,009	–	(9,434)	–
Reinvested capital gains	–	–	–	–	–	–	12,064	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,067	14,818	4,145	2,004	1,171	–	6,464	–

Equity transactions:
Purchase payments received from contract owners (note 6)	7,090	22,980	3,564	14,440	1,292	–	12,674	–
Transfers between funds	171,922	62,948	52,596	23,716	242,994	–	311,286	–
Surrenders (note 6)	(11,238)	(9,097)	(2,990)	–	–	–	–	–
Death benefits (note 4)	–	(16,252)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(1,574)	20	(34)	–	–	–	46	–
Deductions for surrender charges (note 2d)	(26)	(124)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,460)	(5,228)	(3,374)	(1,682)	(3,320)	–	(5,266)	–
Asset charges (note 3):
MSP contracts	(63)	–	(190)	(84)	(42)	–	–	–
LSFP contracts	(4)	–	(108)	(62)	(50)	–	(133)	–
Adjustments to maintain reserves	(8)	67	–	82	44	–	54	–

Net equity transactions	158,639	55,314	49,464	36,410	240,918	–	318,661	–

Net change in contract owners’ equity	187,706	70,132	53,609	38,414	242,089	–	325,125	–
Contract owners’ equity beginning of period	132,907	62,775	53,509	15,095	–	–	–	–

Contract owners’ equity end of period	$320,613	132,907	107,118	53,509	242,089	–	325,125	–

CHANGES IN UNITS:
Beginning units	9,052	4,931	4,322	1,280	–	–	–	–

Units purchased	11,550	6,455	4,455	3,319	21,801	–	31,225	–
Units redeemed	(988)	(2,334)	(543)	(277)	(309)	–	(527)	–

Ending units	19,614	9,052	8,234	4,322	21,492	–	30,698	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	TRLimTrmBnd2		VEWrldBd		VEWrldEMkt		VEWrldHAs
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$164	–	234,470	318,281	5,720	(5,121)	(33,271)	(21,702)
Realized gain (loss) on investments	(1)	–	(27,287)	9,612	696,415	708,751	1,358,582	535,736
Change in unrealized gain (loss) on investments	(62)	–	(346,641)	(13,258)	1,334,255	452,466	1,986,081	666,602
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	101	–	(139,458)	314,635	2,036,390	1,156,096	3,311,392	1,180,636

Equity transactions:
Purchase payments received from contract owners (note 6)	98	–	149,562	187,640	353,284	358,934	621,334	378,056
Transfers between funds	34,504	–	(374,642)	(752,214)	1,107,540	147,794	1,387,764	559,764
Surrenders (note 6)	–	–	(215,630)	(440,910)	(376,808)	(757,540)	(991,560)	(457,841)
Death benefits (note 4)	–	–	(11,218)	(126,398)	(7,398)	(12,234)	(39,474)	(22,680)
Net policy repayments (loans) (note 5)	(10)	–	(9,374)	243,984	(48,756)	(4,256)	(33,512)	(11,024)
Deductions for surrender charges (note 2d)	–	–	(2,308)	(7,794)	(11,754)	(12,080)	(10,622)	(5,285)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(178)	–	(153,478)	(179,718)	(282,468)	(247,600)	(345,372)	(264,062)
Asset charges (note 3):
MSP contracts	–	–	(1,329)	(1,408)	(3,275)	(2,494)	(5,608)	(3,385)
LSFP contracts	–	–	(596)	(729)	(6,149)	(4,567)	(1,890)	(1,484)
Adjustments to maintain reserves	32	–	(745)	(38,437)	(653)	(5,705)	7,525	(7,896)

Net equity transactions	34,446	–	(619,758)	(1,115,984)	723,563	(539,748)	588,585	164,163

Net change in contract owners’ equity	34,547	–	(759,216)	(801,349)	2,759,953	616,348	3,899,977	1,344,799
Contract owners’ equity beginning of period	–	–	3,865,200	4,666,549	6,190,315	5,573,967	6,555,127	5,210,328

Contract owners’ equity end of period	$34,547	–	3,105,984	3,865,200	8,950,268	6,190,315	10,455,104	6,555,127

CHANGES IN UNITS:
Beginning units	–	–	186,970	248,334	517,510	582,778	302,712	288,700

Units purchased	3,446	–	77,210	43,903	173,072	74,842	153,010	82,927
Units redeemed	(18)	–	(97,076)	(105,267)	(128,228)	(140,110)	(108,504)	(68,915)

Ending units	3,428	–	167,104	186,970	562,354	517,510	347,218	302,712

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKoreFI		VKEmMkt		VKUSRealEst		StDisc2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$7,542	4,746	176,187	146,343	99,923	125,187	(54,490)	(57,587)
Realized gain (loss) on investments	(442)	430	34,234	72,756	1,909,179	1,117,091	289,653	296,424
Change in unrealized gain (loss) on investments	246	(110)	24,829	(96,117)	366,974	3,194,741	(437,422)	813,089
Reinvested capital gains	1,912	334	40,480	75,894	519,092	272,360	715,214	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,258	5,400	275,730	198,876	2,895,168	4,709,379	512,955	1,051,926

Equity transactions:
Purchase payments received from contract owners (note 6)	5,030	8,264	345,778	140,568	950,232	918,742	396,298	460,124
Transfers between funds	168,874	163,312	(22,574)	(424,230)	(651,482)	2,210,362	(689,072)	180,546
Surrenders (note 6)	(8,026)	–	(139,664)	(371,959)	(1,252,896)	(1,260,930)	(425,832)	(472,825)
Death benefits (note 4)	–	–	–	–	(32,252)	(52,372)	(30,356)	(137,894)
Net policy repayments (loans) (note 5)	(1,000)	–	(9,176)	29,362	26,554	(120,630)	61,912	(40,052)
Deductions for surrender charges (note 2d)	(44)	–	(1,984)	(4,708)	(21,224)	(35,729)	(6,028)	(8,681)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,346)	(5,370)	(101,168)	(104,182)	(779,820)	(661,004)	(335,386)	(346,490)
Asset charges (note 3):
MSP contracts	(64)	(34)	(1,143)	(1,131)	(8,279)	(7,358)	(1,928)	(1,865)
LSFP contracts	–	–	(4,366)	(3,951)	(8,725)	(6,992)	(840)	(693)
Adjustments to maintain reserves	(28)	61	11	199	(9,658)	284,480	5,691	(6,447)

Net equity transactions	152,396	166,233	65,714	(740,032)	(1,787,550)	1,268,569	(1,025,541)	(374,277)

Net change in contract owners’ equity	161,654	171,633	341,444	(541,156)	1,107,618	5,977,948	(512,586)	677,649
Contract owners’ equity beginning of period	202,244	30,611	2,320,205	2,861,361	19,011,928	13,033,980	8,308,716	7,631,067

Contract owners’ equity end of period	$363,898	202,244	2,661,649	2,320,205	20,119,546	19,011,928	7,796,130	8,308,716

CHANGES IN UNITS:
Beginning units	19,166	3,007	140,706	190,911	498,620	463,861	284,110	300,059

Units purchased	16,131	16,678	35,963	22,530	146,492	113,729	87,076	56,220
Units redeemed	(2,005)	(519)	(32,829)	(72,735)	(162,996)	(78,970)	(107,590)	(72,169)

Ending units	33,292	19,166	143,840	140,706	482,116	498,620	263,596	284,110

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	StOpp2
Investment activity:	2005	2004
Net investment income (loss)	$(239,912)	(262,942)
Realized gain (loss) on investments	(490,049)	(315,827)
Change in unrealized gain (loss) on investments	3,022,828	6,108,252
Reinvested capital gains	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,292,867	5,529,483

Equity transactions:
Purchase payments received from contract owners (note 6)	1,963,664	2,279,452
Transfers between funds	(2,083,948)	(1,564,776)
Surrenders (note 6)	(2,472,238)	(2,433,372)
Death benefits (note 4)	(185,056)	(65,608)
Net policy repayments (loans) (note 5)	(300,760)	(54,978)
Deductions for surrender charges (note 2d)	(28,846)	(45,345)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,573,710)	(1,661,992)
Asset charges (note 3):
MSP contracts	(8,121)	(8,687)
LSFP contracts	(8,407)	(8,055)
Adjustments to maintain reserves	582	(39,900)

Net equity transactions	(4,696,840)	(3,603,261)

Net change in contract owners’ equity	(2,403,973)	1,926,222
Contract owners’ equity beginning of period	35,975,510	34,049,288

Contract owners’ equity end of period	$33,571,537	35,975,510

CHANGES IN UNITS:
Beginning units	802,158	891,693

Units purchased	332,641	173,276
Units redeemed	(303,601)	(262,811)

Ending units	831,198	802,158

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b)	The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Funds of the AIM Variable Insurance Fund (AIM VIF);

    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)

    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)

    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)

Portfolios of the Alliance Variable Product Series Funds, Inc (Alliance VPSF);

    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA)

    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlVPSmCapVA)

        (formerly AllianceBernstein VPSF, Inc. – AllianceBernstein Small Cap Value Portfolio – Class A)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Balanced Fund – Class I (ACVPBal)

    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Value Fund – Class I (ACVPVal)

    American Century VP – VistaSM Fund – Class I (ACVPVista)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP II);

    American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP III);

    American Century VP III – International Fund – Class III (ACVPInt3)

Portfolios of the Credit Suisse Trust (Credit Suisse Trust);

    Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen)

        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)

    Credit Suisse Trust – International Focus Portfolio (CSIntFoc)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr)

Funds of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);

    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

    Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)

    Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

Portfolios of Federated Insurance Series (Federated IS);

    Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

    Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio: Initial Class (FidVIPEI)

    Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr)

    Fidelity® VIP – High Income Portfolio: Initial Class (FidVIPHI)

    Fidelity® VIP – Overseas Portfolio: Initial Class (FidVIPOv)

    Fidelity® VIP Overseas Portfolio: Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);

    Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM)

    Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon)

    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);

    Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)

    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP IV);

    Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2)

Portfolios of the Fidelity® Variable Insurance Products Freedom Funds (Fidelity® VIP FF);

    Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010)

    Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020)

    Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv)

    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal)

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I (FrVIPForSec)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP III);

    Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3)

    Franklin Templeton VIP III – Templeton Developing Markets Securities Fund –

        Class 3 (TmDevMktS3)

    Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT – Dreyfus International Value Fund – Class I (GVITDryIntVal)

    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)

    Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts)

    Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc)

    Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1)

    Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth)

    Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech)

    Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1)

    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund: Class I (GVITIntGro)

    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead)

    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)

    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT III)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3)

    Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3)

    Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3)

    Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3)

    Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3)

Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID II)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)

    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)

    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)

    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)

    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Balanced Portfolio – Service Shares (JanBal)

    Janus AS – Forty Portfolio – Service Shares (JanCapAp)

        (formerly Janus Aspen Series – Capital Appreciation Portfolio – Service Shares)

    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)

    Janus AS – Risk–Managed Large Cap Core Portfolio – Service Shares (JanRMgLgCap)

Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VITSM);

    MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI)

    MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg)

    Neuberger Berman AMT – Balanced Portfolio® – I Class Shares (NBAMTBal)

    Neuberger Berman AMT – Growth Portfolio® – I Class Shares (NBAMTGro)

    Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)

    Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart)

    Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares (NBAMTSocRes)

    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)

    Neuberger Berman AMT – Mid Cap Growth Portfolio® – S Class Shares (NBAMTMCGrS)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);

    Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro)

    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec)

    Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc)

    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)

    Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap)

    Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds III);

    Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

    Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd)

        (formerly Oppenheimer Bond Fund/VA – Initial Class)

Funds of the Putnam Variable Trust (Putnam VT IB);

    Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam VT IB – International Equity Fund – IB Shares (PVTIntEq)

    Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII)

Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);

    T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII)

    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)

    T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio –

        Class II (TRLimTrmBnd2)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

    Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI)

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo Advantage VTFSM);

    Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT (StDisc2)

        (formerly Strong Variable Insurance Funds, Inc. – Strong Discovery Fund II)

    Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2)

        (formerly Strong Variable Insurance Funds, Inc. – Strong Opportunity Fund II, Inc.)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex–dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $3,591,203 and $4,033,320, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c)	Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

    Purchase payments totalling less than $25,000 – $10/month

    Purchase payments totalling $25,000 or more – none

Contracts issued on or after April 16, 1990:

    Purchase payments totalling less than $25,000 – $90/year ($65/year in New York)

    Purchase payments totalling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the monthly charge is equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

(d)	Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a specified amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the ninth year for flexible premium contracts and after the tenth year for multiple payment and last survivor contracts, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a specified amount each year to 0% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

For single premium contracts, the Company deducts a mortality and expense risk charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. The charge is assessed through the daily unit value calculation and is reflected in the table below.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

For multiple payment contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80%. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For modified single premium contracts (MSP), the Company deducts an annualized rate of 0.90% charged against the cash value in the Variable Account. This charge is assessed monthly against each contract by liquidating units.

For flexible premium contracts and last survivor flexible premium contracts (LSFP), the Company deducts an annualized rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels.

The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2005:

	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVPGrIncA
Single Premium contracts issued prior to April 16, 1990	$876,721	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	6,706	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,321,570	5,089	1,017	1,518	5,456

Total	$6,204,997	5,089	1,017	1,518	5,456

	AlVPSmCapVA	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInt
Single Premium contracts issued prior to April 16, 1990	$–	7,799	15,665	4,197	9,800
Single Premium contracts issued on or after April 16, 1990	–	–	413	–	13
Multiple Payment and Flexible Premium contracts	6,129	29,962	75,222	21,658	62,142

Total	$6,129	37,761	91,300	25,855	71,955

	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista	ACVPInflaPro
Single Premium contracts issued prior to April 16, 1990	$–	738	19,799	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	1	–	–
Multiple Payment and Flexible Premium contracts	228	4,092	73,353	24	7,201

Total	$228	4,830	93,153	24	7,201

	ACVPInt3	CSGPVen	CSIntFoc	CSSmCapGr	DryEuroEq
Single Premium contracts issued prior to April 16, 1990	$192	827	6,394	8,325	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,153	5,136	39,043	81,248	–

Total	$5,345	5,963	45,437	89,573	–

	DrySmCapIxS	DryStkIx	DrySRGro	DryVIFApp	DryVIFDevLd
Single Premium contracts issued prior to April 16, 1990	$3,165	50,942	1,924	11,776	–
Single Premium contracts issued on or after April 16, 1990	520	177	–	–	–
Multiple Payment and Flexible Premium contracts	8,048	450,182	61,075	29,456	2,552

Total	$11,733	501,301	62,999	41,232	2,552

(Continued)

    NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DryVIFGrInc	FedAmLead	FedCapAp	FedQualBd	FidVIPEI
Single Premium contracts issued prior to April 16, 1990	$3,446	–	–	637	91,480
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	691
Multiple Payment and Flexible Premium contracts	11,664	1,035	150	6,618	416,558

Total	$15,110	1,035	150	7,255	508,729

	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPOvSR	FidVIPAM
Single Premium contracts issued prior to April 16, 1990	$78,415	24,344	20,638	10	37,994
Single Premium contracts issued on or after April 16, 1990	647	257	287	–	177
Multiple Payment and Flexible Premium contracts	520,827	110,139	92,846	5,987	112,542

Total	$599,889	134,740	113,771	5,997	150,713

	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS
Single Premium contracts issued prior to April 16, 1990	$56,025	–	1,409	–	2,640
Single Premium contracts issued on or after April 16, 1990	–	–	60	–	–
Multiple Payment and Flexible Premium contracts	378,551	13,495	25,773	41,647	6,765

Total	$434,576	13,495	27,242	41,647	9,405

	FidVIPCon2	FidFF2010	FidFF2020	FidFF2030	FrVIPRisDiv
Single Premium contracts issued prior to April 16, 1990	$17	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	3,723	63	468	60	18,844

Total	$3,740	63	468	60	18,844

	FTVIPSmCpVal	FrVIPForSec	FrVIPGISec3	TmDevMktS3	FrVIPForSec3
Single Premium contracts issued prior to April 16, 1990	$–	–	57	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	19,111	9,455	93	937	1,013

Total	$19,111	9,455	150	937	1,013

	GVITDryIntVal	GVITDMidCapI	GVITEmMrkts	GVITFHiInc	GVITGlFin1
Single Premium contracts issued prior to April 16, 1990	$–	10,029	2,792	–	925
Single Premium contracts issued on or after April 16, 1990	–	10	1	–	2
Multiple Payment and Flexible Premium contracts	8,822	35,643	11,454	2,846	3,637

Total	$8,822	45,682	14,247	2,846	4,564

	GVITGlHlth	GVITGlTech	GVITGlUtl1	GVITGvtBd	GVITGrowth
Single Premium contracts issued prior to April 16, 1990	$3,172	760	2,767	24,432	3,896
Single Premium contracts issued on or after April 16, 1990	1	1	209	176	–
Multiple Payment and Flexible Premium contracts	4,024	4,305	6,684	61,697	113,763

Total	$7,197	5,066	9,660	86,305	117,659

(Continued)

    NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITIntGro	GVITSMdCpGr	GVITMyMkt	GVITNWFund	GVITLead
Single Premium contracts issued prior to April 16, 1990	$1,736	1,652	73,712	19,874	646
Single Premium contracts issued on or after April 16, 1990	–	–	743	117	–
Multiple Payment and Flexible Premium contracts	1,558	6,508	136,606	503,230	1,376

Total	$3,294	8,160	211,061	523,221	2,022

	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec
Single Premium contracts issued prior to April 16, 1990	$1,348	23,654	9,787	1,808	788
Single Premium contracts issued on or after April 16, 1990	19	171	115	–	–
Multiple Payment and Flexible Premium contracts	7,716	70,076	178,058	4,228	6,058

Total	$9,083	93,901	187,960	6,036	6,846

	GVITCVal	GVITDryIntVal3	GVITEmMrkts3	GVITFHiInc3	GVITGlHlth3
Single Premium contracts issued prior to April 16, 1990	$–	–	57	–	32
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	4,727	2,216	1,759	463	850

Total	$4,727	2,216	1,816	463	882

	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg
Single Premium contracts issued prior to April 16, 1990	$10	–	371	5,972	3,696
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	548	11,594	4,127	28,733	31,093

Total	$558	11,594	4,498	34,705	34,789

	GVITIDModCon	JanBal	JanCapAp	JanGlTech	JanIntGro
Single Premium contracts issued prior to April 16, 1990	$11,870	–	1,125	806	2,951
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	68
Multiple Payment and Flexible Premium contracts	8,051	976	15,553	6,381	10,162

Total	$19,921	976	16,678	7,187	13,181

	JanRMgLgCap	MFSVITInvGrwI	MFSVITValIn	NBAMTInt	NBAMTReg
Single Premium contracts issued prior to April 16, 1990	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	1,517	2,045	1,737	898	171

Total	$1,517	2,045	1,737	898	171

	NBAMTBal	NBAMTGro	NBAMTGuard	NBAMTLMat	NBAMTPart
Single Premium contracts issued prior to April 16, 1990	$–	15,188	527	8,446	16,386
Single Premium contracts issued on or after April 16, 1990	–	417	–	97	–
Multiple Payment and Flexible Premium contracts	255	99,190	12,040	21,270	142,817

Total	$255	114,795	12,567	29,813	159,203

(Continued)

    NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NBAMTSocRes	NBAMTFasc	NBAMTMCGrS	OppAggGro	OppCapAp
Single Premium contracts issued prior to April 16, 1990	$–	–	–	2,217	12,659
Single Premium contracts issued on or after April 16, 1990	–	–	–	1	–
Multiple Payment and Flexible Premium contracts	1,548	632	1,542	12,459	78,187

Total	$1,548	632	1,542	14,677	90,846

	OppGlSec	OppHighInc	OppMSFund	OppMSSmCap	OppMultStr
Single Premium contracts issued prior to April 16, 1990	$28,135	–	2,047	–	22,170
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	214,572	3,694	8,464	4,033	81,076

Total	$242,707	3,694	10,511	4,033	103,246

	OppGlSec3	OppBdFd	PVTGroInc	PVTIntEq	PVTVoyII
Single Premium contracts issued prior to April 16, 1990	$59	8,195	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	7,452	69,934	630	1,454	242

Total	$7,511	78,129	630	1,454	242

	StIntStk2	TRPBluChpGrII	TRowEqInc2	TRLimTrmBnd2	VEWrldBd
Single Premium contracts issued prior to April 16, 1990	$–	–	–	–	8,793
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	112
Multiple Payment and Flexible Premium contracts	–	244	602	36	16,987

Total	$–	244	602	36	25,892

	VEWrldEMkt	VEWrldHAs	VKoreFI	VKEmMkt	VKUSRealEst
Single Premium contracts issued prior to April 16, 1990	$8,577	16,855	–	1,860	20,392
Single Premium contracts issued on or after April 16, 1990	409	346	–	100	202
Multiple Payment and Flexible Premium contracts	38,444	40,560	1,780	12,329	114,495

Total	$47,430	57,761	1,780	14,289	135,089

	StDisc2	StOpp2
Single Premium contracts issued prior to April 16, 1990	$6,054	28,838
Single Premium contracts issued on or after April 16, 1990	42	104
Multiple Payment and Flexible Premium contracts	48,394	210,970

Total	$54,490	239,912

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $24,517,955 and $25,279,930, respectively, and total transfers from the Account to the fixed account were $27,229,398 and $26,791,089, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Modified Single Premium contracts and Last Survivor Flexible Premium contracts

AIM VIF – Basic Value Fund – Series I Shares
2005	0.00%	1,026	$15.346928	$15,746	0.09%	5.74%
2004	0.00%	738	14.514365	10,712	0.00%	11.07%
2003	0.00%	1,146	13.067831	14,976	0.11%	30.68%	05/01/03

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.00%	780	14.382523	11,218	0.04%	8.84%
2004	0.00%	76	13.214909	1,004	0.00%	6.63%
2003	0.00%	78	12.393708	967	0.00%	23.94%	05/01/03

AIM VIF – Capital Development Fund – Series I Shares
2005	0.00%	2,094	16.468791	34,486	0.00%	9.60%
2004	0.00%	2,534	15.025595	38,075	0.00%	15.50%
2003	0.00%	286	13.009212	3,721	0.00%	30.09%	05/01/03

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.00%	17,122	14.542693	249,000	1.68%	4.87%
2004	0.00%	18,484	13.867818	256,333	0.96%	11.46%
2003	0.00%	10,465	12.441750	130,203	0.00%	24.42%	05/01/03

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A
2005	0.00%	3,250	17.597332	57,191	0.72%	6.91%
2004	0.00%	6,962	16.459431	114,591	0.13%	19.30%
2003	0.00%	3,645	13.796395	50,288	0.02%	37.96%	05/01/03

American Century VP – Balanced Fund – Class I
2005	0.00%	40,316	18.850696	759,985	1.83%	4.93%
2004	0.00%	40,968	17.964228	735,958	1.68%	9.78%
2003	0.00%	39,618	16.364159	648,315	2.53%	19.46%
2002	0.00%	41,666	13.698528	570,763	2.63%	-9.56%
2001	0.00%	46,974	15.146118	711,474	2.81%	-3.54%

American Century VP – Capital Appreciation Fund – Class I
2005	0.00%	73,308	13.885054	1,017,886	0.00%	22.06%
2004	0.00%	71,068	11.375351	808,423	0.00%	7.58%
2003	0.00%	78,088	10.573426	825,658	0.00%	20.47%
2002	0.00%	84,319	8.776539	740,029	0.00%	-21.20%
2001	0.00%	113,954	11.137742	1,269,190	0.00%	-28.07%

American Century VP – Income & Growth Fund – Class I
2005	0.00%	27,378	13.018850	356,430	2.03%	4.63%
2004	0.00%	42,110	12.442664	523,961	1.44%	12.99%
2003	0.00%	57,191	11.011963	629,785	1.30%	29.35%
2002	0.00%	52,727	8.513147	448,873	1.10%	-19.37%
2001	0.00%	53,217	10.558315	561,882	0.81%	-8.35%

American Century VP – International Fund – Class I
2005	0.00%	52,474	18.928348	993,246	1.27%	13.25%
2004	0.00%	63,654	16.713189	1,063,861	0.58%	14.92%
2003	0.00%	93,653	14.542846	1,361,981	0.75%	24.51%
2002	0.00%	108,743	11.680067	1,270,126	0.79%	-20.37%
2001	0.00%	111,542	14.668200	1,636,120	0.09%	-29.17%

American Century VP – Mid Cap Value Fund – Class I
2005	0.00%	956	11.322176	10,824	1.06%	13.22%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.00%	9,754	11.352287	110,730	0.00%	2.17%
2004	0.00%	12,672	11.111676	140,807	0.00%	10.68%
2003	0.00%	8,464	10.039885	84,978	0.00%	24.90%
2002	0.00%	2,062	8.038471	16,575	0.46%	-19.62%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Value Fund – Class I
2005	0.00%	73,392	$23.976512	$1,759,684	0.88%	5.03%
2004	0.00%	80,992	22.827520	1,848,846	1.01%	14.33%
2003	0.00%	94,777	19.965823	1,892,301	1.09%	28.96%
2002	0.00%	105,282	15.482416	1,630,020	0.90%	-12.62%
2001	0.00%	98,909	17.718442	1,752,513	0.95%	12.82%

American Century VP II – Inflation Protection Fund – Class II
2005	0.00%	10,992	11.094803	121,954	4.38%	1.56%
2004	0.00%	7,602	10.924094	83,045	3.57%	5.81%
2003	0.00%	739	10.324182	7,630	1.88%	3.24%	04/30/03

American Century VP III – International Fund – Class III
2005	0.00%	20,404	11.673757	238,191	0.00%	16.74%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.00%	12,466	15.465259	192,790	0.00%	16.14%
2004	0.00%	11,532	13.315648	153,556	0.00%	17.99%
2003	0.00%	11,132	11.285456	125,630	0.00%	47.66%
2002	0.00%	11,260	7.643060	86,061	0.00%	-34.16%
2001	0.00%	12,080	11.607891	140,223	0.00%	-28.63%

Credit Suisse Trust – International Focus Portfolio
2005	0.00%	94,820	12.986442	1,231,374	0.91%	17.44%
2004	0.00%	103,404	11.058069	1,143,449	0.99%	14.74%
2003	0.00%	111,879	9.637324	1,078,214	0.49%	33.09%
2002	0.00%	115,124	7.241185	833,634	0.00%	-19.90%
2001	0.00%	120,573	9.040640	1,090,057	0.00%	-22.27%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.00%	127,936	13.646704	1,745,905	0.00%	-2.68%
2004	0.00%	136,576	14.022473	1,915,133	0.00%	10.87%
2003	0.00%	136,928	12.647723	1,731,827	0.00%	48.55%
2002	0.00%	132,124	8.514305	1,124,944	0.00%	-33.69%
2001	0.00%	185,522	12.840185	2,382,137	0.00%	-16.01%

Dreyfus IP – European Equity Portfolio
2001	0.00%	133	6.722485	894	0.84%	-28.13%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.00%	38,236	13.821296	528,471	0.00%	7.23%
2004	0.00%	40,584	12.889095	523,091	0.50%	21.88%
2003	0.00%	38,496	10.574853	407,090	0.33%	37.78%
2002	0.00%	4,411	7.675242	33,855	0.27%	-23.25%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.00%	514,448	21.667325	11,146,712	1.60%	4.69%
2004	0.00%	578,778	20.696422	11,978,634	1.80%	10.64%
2003	0.00%	632,333	18.706070	11,828,465	1.51%	28.36%
2002	0.00%	584,757	14.572787	8,521,539	1.31%	-22.36%
2001	0.00%	599,693	18.770165	11,256,337	1.06%	-12.18%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.00%	40,512	16.401660	664,464	0.00%	3.62%
2004	0.00%	46,244	15.829359	732,013	0.38%	6.21%
2003	0.00%	50,706	14.903772	755,711	0.11%	26.00%
2002	0.00%	57,964	11.828136	685,606	0.21%	-28.94%
2001	0.00%	72,096	16.646416	1,200,140	0.06%	-22.57%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.00%	63,038	14.837109	935,302	0.02%	4.38%
2004	0.00%	68,432	14.214838	972,750	1.63%	5.05%
2003	0.00%	77,680	13.532029	1,051,168	1.40%	21.17%
2002	0.00%	76,442	11.167894	853,696	1.14%	-16.71%
2001	0.00%	81,387	13.409044	1,091,322	0.84%	-9.31%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.00%	5,054	15.197076	76,806	0.00%	5.80%
2004	0.00%	3,802	14.363942	54,612	0.22%	11.34%
2003	0.00%	4,756	12.900917	61,357	0.08%	29.01%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.00%	35,564	$14.429123	$513,157	1.34%	3.35%
2004	0.00%	37,814	13.961156	527,927	1.23%	7.47%
2003	0.00%	36,562	12.991038	474,978	0.84%	26.57%
2002	0.00%	42,290	10.263905	434,061	0.60%	-25.33%
2001	0.00%	42,969	13.745232	590,619	0.50%	-5.85%

Federated IS – American Leaders Fund II – Primary Shares
2005	0.00%	362	14.525597	5,258	1.33%	5.02%
2004	0.00%	306	13.830995	4,232	0.41%	9.78%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.00%	19,802	11.843786	234,531	3.65%	1.30%
2004	0.00%	12,318	11.692084	144,023	4.98%	3.62%
2003	0.00%	11,878	11.283621	134,027	3.93%	4.65%
2002	0.00%	11,620	10.782678	125,295	0.00%	7.83%	05/01/02

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	0.00%	348,510	21.607366	7,530,383	1.64%	5.87%
2004	0.00%	375,788	20.410267	7,669,933	1.56%	11.53%
2003	0.00%	409,083	18.300351	7,486,362	1.80%	30.33%
2002	0.00%	407,426	14.041601	5,720,913	1.77%	-16.95%
2001	0.00%	431,008	16.906669	7,286,910	1.70%	-4.96%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.00%	341,122	18.410455	6,280,211	0.51%	5.80%
2004	0.00%	365,242	17.401445	6,355,739	0.27%	3.38%
2003	0.00%	393,063	16.832769	6,616,339	0.27%	32.85%
2002	0.00%	408,322	12.670716	5,173,732	0.25%	-30.10%
2001	0.00%	464,650	18.128151	8,423,245	0.08%	-17.65%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	0.00%	185,840	13.370516	2,484,777	16.14%	2.70%
2004	0.00%	222,416	13.018901	2,895,612	8.82%	9.59%
2003	0.00%	277,638	11.879372	3,298,165	5.94%	27.26%
2002	0.00%	277,242	9.334381	2,587,882	9.29%	3.44%
2001	0.00%	268,872	9.023656	2,426,208	13.67%	-11.73%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	0.00%	101,850	18.869419	1,921,850	0.71%	19.05%
2004	0.00%	112,550	15.850578	1,783,983	1.14%	13.64%
2003	0.00%	104,335	13.948630	1,455,330	0.83%	43.37%
2002	0.00%	100,989	9.729244	982,547	0.83%	-20.28%
2001	0.00%	100,976	12.204145	1,232,326	5.37%	-21.17%

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.00%	21,148	12.499996	264,350	0.00%	25.00%	05/02/05

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.00%	71,156	18.505123	1,316,751	2.76%	4.04%
2004	0.00%	80,426	17.785832	1,430,443	2.76%	5.47%
2003	0.00%	78,858	16.863587	1,329,829	3.62%	17.97%
2002	0.00%	87,642	14.294216	1,252,774	3.98%	-8.73%
2001	0.00%	97,209	15.661062	1,522,396	4.21%	-4.09%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.00%	264,040	29.064668	7,674,235	0.29%	16.94%
2004	0.00%	258,620	24.855086	6,428,022	0.34%	15.48%
2003	0.00%	271,532	21.523942	5,844,439	0.46%	28.46%
2002	0.00%	278,231	16.754926	4,661,740	0.85%	-9.35%
2001	0.00%	310,919	18.482808	5,746,656	0.78%	-12.24%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.00%	24,210	10.880732	263,423	1.67%	2.08%
2004	0.00%	24,840	10.659014	264,770	1.88%	4.32%
2003	0.00%	998	10.217718	10,197	0.00%	2.18%	05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	0.00%	52,346	12.017274	629,056	0.95%	8.89%
2004	0.00%	61,482	11.036087	678,521	0.53%	7.19%
2003	0.00%	60,543	10.295709	623,333	0.74%	29.87%
2002	0.00%	51,868	7.927585	411,188	1.07%	-21.84%
2001	0.00%	59,212	10.143319	600,606	0.38%	-14.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.00%	37,294	$20.773676	$774,733	0.00%	18.20%
2004	0.00%	27,716	17.574515	487,095	0.00%	24.77%
2003	0.00%	9,873	14.085331	139,064	0.00%	40.85%	05/01/03

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.00%	9,800	13.851491	135,745	0.00%	2.55%
2004	0.00%	27,044	13.506506	365,270	0.00%	13.99%
2003	0.00%	26,162	11.849148	309,997	0.00%	57.79%
2002	0.00%	843	7.509507	6,331	0.00%	-24.90%	05/01/02

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.00%	11,834	13.514321	159,928	0.65%	35.14%	05/02/05

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class
2005	0.00%	2,002	10.806063	21,634	0.56%	8.06%	05/02/05

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class
2005	0.00%	5,140	11.118664	57,150	0.86%	11.19%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.00%	20,818	14.195085	295,513	1.09%	3.68%
2004	0.00%	30,080	13.690957	411,824	0.66%	11.25%
2003	0.00%	15,727	12.306508	193,544	0.20%	23.07%	05/01/03

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.00%	8,690	18.064784	156,983	0.91%	8.99%
2004	0.00%	7,248	16.575156	120,137	0.19%	24.09%
2003	0.00%	2,401	13.357313	32,071	0.12%	33.57%	05/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I
2005	0.00%	8,296	17.425708	144,564	1.37%	10.48%
2004	0.00%	25,722	15.773327	405,722	1.10%	18.87%
2003	0.00%	4,015	13.269107	53,275	0.79%	32.69%	05/01/03

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.00%	1,034	9.881172	10,217	7.95%	-1.19%	05/02/05

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.00%	14,152	12.804274	181,206	0.53%	28.04%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.00%	21,384	11.288544	241,394	0.39%	12.89%	05/02/05

Gartmore GVIT – Dreyfus International Value Fund – Class I
2005	0.00%	3,908	18.800450	73,472	1.34%	12.09%
2004	0.00%	11,032	16.772215	185,031	2.03%	20.29%
2003	0.00%	3,602	13.838062	49,845	0.00%	38.38%	05/01/03

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.00%	65,296	15.357475	1,002,782	1.03%	12.10%
2004	0.00%	74,186	13.700026	1,016,350	0.54%	15.73%
2003	0.00%	87,632	11.837744	1,037,365	0.49%	34.65%
2002	0.00%	57,522	8.791459	505,702	0.42%	-15.30%
2001	0.00%	37,983	10.379883	394,259	0.54%	-1.30%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.00%	11,646	18.534273	215,850	0.61%	32.64%
2004	0.00%	16,620	13.973799	232,245	0.93%	20.74%
2003	0.00%	19,194	11.573140	222,135	0.66%	65.26%
2002	0.00%	7,501	7.002885	52,529	0.17%	-15.23%
2001	0.00%	27,272	8.260926	225,292	0.52%	-5.18%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.00%	8,510	12.532998	106,656	6.81%	2.38%
2004	0.00%	7,390	12.241616	90,466	8.50%	10.10%
2003	0.00%	5,828	11.119017	64,802	9.25%	11.19%	05/01/03

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.00%	952	16.481268	15,690	2.00%	11.15%
2004	0.00%	1,534	14.827817	22,746	1.45%	20.99%
2003	0.00%	1,548	12.255125	18,971	0.88%	41.45%
2002	0.00%	289	8.663891	2,504	0.08%	-13.36%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.00%	7,210	$13.334230	$96,140	0.00%	8.44%
2004	0.00%	11,908	12.296466	146,426	0.00%	7.86%
2003	0.00%	7,254	11.400451	82,699	0.00%	36.69%
2002	0.00%	1,753	8.340128	14,620	0.00%	-16.60%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund:Class I
2005	0.00%	15,970	3.177040	50,737	0.00%	-0.52%
2004	0.00%	24,430	3.193545	78,018	0.00%	4.31%
2003	0.00%	27,880	3.061527	85,355	0.00%	55.23%
2002	0.00%	11,606	1.972253	22,890	0.59%	-42.78%
2001	0.00%	2,536	3.446837	8,741	0.00%	-42.72%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.00%	12,822	14.894755	190,981	2.16%	6.39%
2004	0.00%	12,104	14.000446	169,461	1.92%	29.97%
2003	0.00%	3,190	10.772327	34,364	0.70%	24.05%
2002	0.00%	250	8.683837	2,171	0.54%	-13.16%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.00%	105,202	18.147625	1,909,166	3.64%	3.26%
2004	0.00%	114,686	17.574111	2,015,504	5.48%	3.26%
2003	0.00%	141,781	17.018937	2,412,962	3.14%	2.00%
2002	0.00%	215,754	16.685161	3,599,890	4.42%	10.98%
2001	0.00%	192,314	15.033937	2,891,237	5.12%	7.25%

Gartmore GVIT – Growth Fund – Class I
2005	0.00%	135,380	12.177042	1,648,528	0.08%	6.50%
2004	0.00%	145,006	11.433814	1,657,972	0.33%	8.16%
2003	0.00%	161,969	10.571536	1,712,261	0.02%	32.74%
2002	0.00%	160,573	7.964177	1,278,832	0.00%	-28.72%
2001	0.00%	169,484	11.173143	1,893,669	0.00%	-28.13%

Gartmore GVIT – International Growth Fund: Class I
2005	0.00%	3,756	10.100861	37,939	1.03%	30.21%
2004	0.00%	1,590	7.757434	12,334	1.40%	14.19%
2003	0.00%	2,327	6.793220	15,808	0.00%	35.62%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.00%	24,418	6.346461	154,968	0.00%	9.74%
2004	0.00%	21,204	5.783113	122,625	0.00%	15.34%
2003	0.00%	85,532	5.014057	428,862	0.00%	40.13%
2002	0.00%	49,103	3.578034	175,692	0.00%	-37.01%
2001	0.00%	15,083	5.680754	85,683	0.00%	-30.31%

Gartmore GVIT – Money Market Fund – Class I
2005	0.00%	309,850	13.908651	4,309,596	2.64%	2.67%
2004	0.00%	336,040	13.547206	4,552,403	0.78%	0.81%
2003	0.00%	426,388	13.438171	5,729,875	0.63%	0.63%
2002	0.00%	611,041	13.354620	8,160,220	1.26%	1.21%
2001	0.00%	752,971	13.194770	9,935,279	3.57%	3.60%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.00%	271,134	20.062025	5,439,497	0.91%	7.44%
2004	0.00%	283,884	18.672551	5,300,838	1.28%	9.75%
2003	0.00%	320,276	17.013568	5,449,038	0.56%	27.51%
2002	0.00%	343,472	13.342709	4,582,847	0.85%	-17.35%
2001	0.00%	370,050	16.144226	5,974,171	0.74%	-11.82%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.00%	2,942	13.887943	40,858	1.54%	10.31%
2004	0.00%	2,072	12.589767	26,086	0.52%	18.79%
2003	0.00%	680	10.598061	7,207	0.19%	25.38%
2002	0.00%	837	8.452459	7,075	1.18%	-15.48%	05/01/02

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.00%	18,340	7.949160	145,788	0.00%	8.09%
2004	0.00%	38,172	7.354229	280,726	0.00%	13.42%
2003	0.00%	29,802	6.484322	193,246	0.00%	34.27%
2002	0.00%	39,937	4.829491	192,875	0.00%	-33.29%
2001	0.00%	28,981	7.239237	209,800	0.00%	-10.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.00%	107,082	$21.671283	$2,320,604	0.06%	3.07%
2004	0.00%	125,486	21.025284	2,638,379	0.00%	17.30%
2003	0.00%	144,123	17.924637	2,583,352	0.00%	56.85%
2002	0.00%	156,777	11.427654	1,791,593	0.01%	-27.16%
2001	0.00%	145,093	15.689204	2,276,394	0.03%	28.28%

Gartmore GVIT – Small Company Fund: Class I
2005	0.00%	133,578	28.446533	3,799,831	0.00%	12.32%
2004	0.00%	143,764	25.327151	3,641,133	0.00%	19.02%
2003	0.00%	163,826	21.279390	3,486,117	0.00%	41.01%
2002	0.00%	161,607	15.090443	2,438,721	0.00%	-17.33%
2001	0.00%	171,105	18.253468	3,123,260	0.10%	-6.70%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.00%	35,452	3.336873	118,299	0.00%	50.96%
2002	0.00%	5,450	2.210411	12,047	0.00%	-42.86%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.00%	5,658	15.751023	89,119	0.00%	11.96%
2004	0.00%	4,040	14.068165	56,835	0.00%	12.41%
2003	0.00%	4,436	12.515174	55,517	0.00%	52.14%
2002	0.00%	1,992	8.226323	16,387	0.00%	-17.74%	05/01/02

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.00%	14,212	14.303985	203,288	3.89%	2.18%
2004	0.00%	12,326	13.998807	172,549	4.85%	6.53%
2003	0.00%	18,184	13.140266	238,943	5.47%	12.12%
2002	0.00%	12,174	11.720231	142,682	4.53%	7.21%
2001	0.00%	2,363	10.932334	25,833	8.29%	4.19%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.00%	5,522	15.522071	85,713	1.69%	4.25%
2004	0.00%	1,768	14.889740	26,325	1.56%	17.50%
2003	0.00%	75	12.672281	950	1.52%	26.72%	05/01/03

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.00%	6,630	11.451970	75,927	0.95%	14.52%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.00%	17,390	13.336908	231,929	0.19%	33.37%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.00%	1,936	10.540776	20,407	6.33%	5.41%	05/02/05

Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.00%	230	10.742057	2,471	0.00%	7.42%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.00%	2,428	12.317458	29,907	0.00%	23.17%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.00%	530	13.521320	7,166	1.95%	7.93%
2004	0.00%	84	12.527746	1,052	1.75%	14.03%
2003	0.00%	86	10.986753	945	1.41%	31.87%

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.00%	966	11.724859	11,326	2.78%	3.31%
2004	0.00%	5,030	11.349571	57,088	2.46%	4.65%
2003	0.00%	4,630	10.845040	50,213	2.37%	7.91%
2002	0.00%	10,505	10.050418	105,580	2.80%	0.50%	01/25/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.00%	72,624	12.661618	919,537	2.36%	5.34%
2004	0.00%	57,958	12.019313	696,615	2.27%	9.54%
2003	0.00%	26,164	10.972970	287,097	2.06%	20.05%
2002	0.00%	14,854	9.140249	135,769	1.72%	-8.60%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.00%	25,104	13.204972	331,498	2.14%	7.07%
2004	0.00%	24,722	12.332826	304,892	1.97%	12.09%
2003	0.00%	10,934	11.002361	120,300	1.54%	26.64%
2002	0.00%	14,728	8.687687	127,952	1.55%	-13.12%	01/25/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.00%	9,208	$12.275099	$113,029	2.75%	4.49%
2004	0.00%	27,902	11.748118	327,796	2.48%	7.16%
2003	0.00%	21,041	10.963279	230,678	2.34%	13.70%
2002	0.00%	9,155	9.642427	88,276	2.35%	-3.58%	01/25/02

Janus AS – Balanced Portfolio – Service Shares
2005	0.00%	5,050	12.860543	64,946	2.56%	7.66%
2004	0.00%	668	11.945467	7,980	3.27%	8.29%

Janus AS – Forty Portfolio – Service Shares
2005	0.00%	51,138	8.323593	425,652	0.01%	12.56%
2004	0.00%	46,432	7.395085	343,369	0.02%	17.97%
2003	0.00%	57,199	6.268750	358,566	0.25%	20.23%
2002	0.00%	58,881	5.213836	306,996	0.30%	-15.93%
2001	0.00%	62,604	6.201616	388,246	0.91%	-21.83%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.00%	48,024	4.124323	198,066	0.00%	11.55%
2004	0.00%	46,310	3.697308	171,222	0.00%	0.57%
2003	0.00%	63,964	3.676479	235,162	0.00%	46.47%
2002	0.00%	54,722	2.510001	137,352	0.00%	-40.93%
2001	0.00%	58,616	4.249300	249,077	0.56%	-37.31%

Janus AS – International Growth Portfolio – Service Shares
2005	0.00%	38,214	9.523236	363,921	1.14%	31.94%
2004	0.00%	47,840	7.217918	345,305	0.83%	18.69%
2003	0.00%	43,445	6.081514	264,211	0.99%	34.53%
2002	0.00%	43,393	4.520472	196,157	0.67%	-25.76%
2001	0.00%	37,721	6.088787	229,675	0.70%	-23.43%

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares
2005	0.00%	1,406	16.027544	22,535	1.43%	10.91%

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class
2005	0.00%	704	13.231476	9,315	0.38%	4.49%
2004	0.00%	1,058	12.663111	13,398	0.00%	9.18%

MFS® VITSM – MFS Value Series – Initial Class
2005	0.00%	2,450	15.193770	37,225	0.65%	6.66%
2004	0.00%	2,060	14.245099	29,345	0.34%	15.18%
2003	0.00%	255	12.367820	3,154	0.00%	23.68%	05/01/03

Neuberger Berman AMT – International Portfolio – Class S
2005	0.00%	2,516	11.750261	29,564	0.22%	17.50%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.00%	2,786	11.661977	32,490	0.00%	16.62%	05/02/05

Neuberger Berman AMT – Growth Portfolio® – I Class Shares
2005	0.00%	74,162	16.292408	1,208,278	0.00%	13.50%
2004	0.00%	79,436	14.354807	1,140,288	0.00%	16.60%
2003	0.00%	92,061	12.310867	1,133,351	0.00%	31.40%
2002	0.00%	91,607	9.369018	858,268	0.00%	-31.16%
2001	0.00%	194,831	13.610476	2,651,743	0.00%	-30.36%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.00%	23,910	13.041591	311,824	0.14%	8.39%
2004	0.00%	34,354	12.031993	413,347	0.12%	15.81%
2003	0.00%	33,326	10.389042	346,225	0.84%	31.76%
2002	0.00%	40,952	7.884759	322,897	0.80%	-26.45%
2001	0.00%	42,795	10.719948	458,760	0.47%	-1.51%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.00%	52,164	15.179497	791,823	2.61%	1.44%
2004	0.00%	57,882	14.963540	866,120	3.64%	0.78%
2003	0.00%	68,260	14.847857	1,013,515	4.41%	2.42%
2002	0.00%	78,261	14.496454	1,134,507	4.91%	5.34%
2001	0.00%	53,267	13.761786	733,049	5.78%	8.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.00%	203,136	$23.735143	$4,821,462	1.02%	18.04%
2004	0.00%	200,296	20.106864	4,027,324	0.01%	18.98%
2003	0.00%	212,651	16.900050	3,593,813	0.00%	35.09%
2002	0.00%	211,641	12.510433	2,647,721	0.53%	-24.14%
2001	0.00%	214,234	16.491924	3,533,131	0.38%	-2.83%

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares
2005	0.00%	2,042	14.979202	30,588	0.00%	6.86%
2004	0.00%	510	14.018027	7,149	0.00%	13.28%
2003	0.00%	42	12.374746	520	0.00%	23.75%	05/01/03

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.00%	854	14.513954	12,395	0.00%	2.90%
2004	0.00%	486	14.105334	6,855	0.00%	11.88%

Neuberger Berman AMT – Mid Cap Growth Portfolio® – S Class Shares
2005	0.00%	2,328	16.217741	37,755	0.00%	13.42%
2004	0.00%	3,532	14.298387	50,502	0.00%	16.03%
2003	0.00%	2,927	12.322580	36,068	0.00%	23.23%	05/01/03

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.00%	17,266	6.561616	113,293	0.00%	12.33%
2004	0.00%	34,910	5.841557	203,929	0.00%	19.78%
2003	0.00%	27,076	4.877042	132,051	0.00%	25.59%
2002	0.00%	11,406	3.883303	44,293	0.65%	-27.79%
2001	0.00%	27,049	5.377832	145,465	0.87%	-31.27%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.00%	81,160	17.301818	1,404,216	0.93%	5.10%
2004	0.00%	83,842	16.462506	1,380,249	0.33%	6.94%
2003	0.00%	98,014	15.394717	1,508,898	0.38%	30.94%
2002	0.00%	90,095	11.756809	1,059,230	0.64%	-26.86%
2001	0.00%	116,791	16.074008	1,877,299	0.64%	-12.58%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.00%	90,550	33.631650	3,045,346	1.07%	14.31%
2004	0.00%	105,104	29.422164	3,092,387	1.25%	19.16%
2003	0.00%	103,002	24.690704	2,543,192	0.76%	43.02%
2002	0.00%	106,692	17.263833	1,841,913	0.56%	-22.13%
2001	0.00%	111,537	22.171331	2,472,924	0.69%	-12.04%

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.00%	8,710	12.466334	108,582	6.75%	2.31%
2004	0.00%	12,018	12.184423	146,432	4.23%	8.97%
2003	0.00%	6,913	11.181817	77,300	0.00%	11.82%	05/01/03

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.00%	44,198	9.709756	429,152	1.25%	5.98%
2004	0.00%	28,322	9.162245	259,493	0.84%	9.46%
2003	0.00%	34,417	8.370485	288,087	0.90%	26.72%
2002	0.00%	30,456	6.605587	201,180	0.65%	-18.80%
2001	0.00%	21,240	8.134641	172,780	0.41%	-10.16%

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class
2005	0.00%	1,242	18.206560	22,613	0.00%	9.92%
2004	0.00%	1,252	16.563464	20,737	0.00%	19.42%
2003	0.00%	2,855	13.869971	39,599	0.00%	38.70%	05/01/03

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.00%	72,064	21.300283	1,534,984	1.76%	3.89%
2004	0.00%	76,060	20.502973	1,559,456	1.01%	10.10%
2003	0.00%	80,959	18.621945	1,507,614	2.82%	24.96%
2002	0.00%	82,462	14.902681	1,228,905	3.60%	-10.40%
2001	0.00%	84,920	16.632670	1,412,446	3.96%	2.22%

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.00%	28,160	12.059670	339,600	0.00%	20.60%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.00%	91,754	$17.632382	$1,617,842	5.34%	2.59%
2004	0.00%	96,616	17.187703	1,660,607	4.80%	5.49%
2003	0.00%	113,252	16.292834	1,845,196	5.67%	6.78%
2002	0.00%	126,813	15.258399	1,934,963	7.25%	9.08%
2001	0.00%	120,742	13.988352	1,688,982	7.04%	7.79%

Putnam VT IB – Growth & Income Fund – IB Shares
2005	0.00%	1,222	14.527575	17,753	1.56%	5.23%
2004	0.00%	1,634	13.805820	22,559	1.66%	11.11%

Putnam VT IB – International Equity Fund – IB Shares
2005	0.00%	178	16.685441	2,970	1.11%	12.20%

Putnam VT IB – Voyager II Fund – IB Shares
2005	0.00%	2,746	13.159164	36,135	0.60%	5.69%
2004	0.00%	2,224	12.450430	27,690	0.19%	5.03%
2003	0.00%	42	11.853879	498	0.00%	18.54%	05/01/03

Strong VIF – Strong International Stock Fund II
2002	0.00%	57,275	5.361165	307,061	4.04%	-26.54%
2001	0.00%	55,640	7.298468	406,087	0.00%	-22.14%

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.00%	2,948	11.314946	33,356	0.29%	13.15%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.00%	3,790	10.636871	40,314	1.20%	6.37%	05/02/05

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.00%	12,460	16.461869	205,115	7.55%	-3.03%
2004	0.00%	14,838	16.976579	251,898	8.78%	9.15%
2003	0.00%	23,556	15.553340	366,374	1.75%	18.16%
2002	0.00%	39,706	13.162611	522,635	0.00%	21.66%
2001	0.00%	15,977	10.819530	172,864	4.39%	-5.10%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.00%	83,034	16.694466	1,386,208	0.73%	32.00%
2004	0.00%	83,090	12.647730	1,050,900	0.59%	25.89%
2003	0.00%	79,411	10.046593	797,810	0.11%	54.19%
2002	0.00%	99,351	6.515847	647,356	0.20%	-2.90%
2001	0.00%	79,757	6.710492	535,209	0.00%	-1.81%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.00%	54,640	21.840496	1,193,365	0.30%	51.67%
2004	0.00%	41,778	14.400064	601,606	0.37%	24.23%
2003	0.00%	43,115	11.615034	500,782	0.48%	45.08%
2002	0.00%	40,828	8.006062	326,871	0.68%	-2.83%
2001	0.00%	32,526	8.239575	268,000	1.21%	-10.44%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.00%	1,144	11.130805	12,734	3.62%	4.21%
2004	0.00%	622	10.680729	6,643	4.78%	4.37%
2003	0.00%	49	10.233765	501	0.00%	2.34%	05/01/03

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.00%	37,616	19.352478	727,963	7.52%	12.25%
2004	0.00%	37,346	17.240440	643,861	6.41%	10.06%
2003	0.00%	41,844	15.664315	655,458	0.00%	27.86%
2002	0.00%	36,681	12.250737	449,369	6.91%	9.22%
2001	0.00%	33,534	11.216363	376,130	9.40%	10.10%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.00%	49,280	43.458397	2,141,630	1.22%	17.05%
2004	0.00%	57,878	37.127644	2,148,874	1.55%	36.39%
2003	0.00%	54,506	27.220749	1,483,694	0.00%	37.51%
2002	0.00%	52,407	19.795314	1,037,413	3.29%	-0.79%
2001	0.00%	58,299	19.952330	1,163,201	3.98%	9.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	0.00%	16,270	$20.726714	$337,224	0.00%	8.27%
2004	0.00%	17,898	19.143146	342,624	0.00%	15.72%
2003	0.00%	18,929	16.542813	313,139	0.00%	39.43%
2002	0.00%	20,094	11.864827	238,412	0.00%	-12.02%
2001	0.00%	22,035	13.485135	297,145	0.72%	4.08%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.00%	70,754	27.158853	1,921,597	0.00%	7.88%
2004	0.00%	85,426	25.174087	2,150,522	0.00%	18.22%
2003	0.00%	93,627	21.294252	1,993,717	0.07%	37.01%
2002	0.00%	98,264	15.542573	1,527,275	0.38%	-26.82%
2001	0.00%	103,859	21.238327	2,205,791	0.59%	-3.70%

Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.50%	27,146	15.143837	411,095	0.09%	5.21%
2004	0.50%	2,482	14.393873	35,726	0.00%	10.52%

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.50%	288	14.192232	4,087	0.04%	8.29%
2004	0.50%	310	13.105225	4,063	0.00%	6.09%
2003	0.50%	1,364	12.965885	17,685	0.00%	29.66%	05/01/03

AIM VIF – Capital Development Fund – Series I Shares
2005	0.50%	3,614	16.250893	58,731	0.00%	9.06%
2004	0.50%	4,050	14.900870	60,349	0.00%	14.92%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.50%	10,070	14.350279	144,507	1.68%	4.35%
2004	0.50%	9,008	13.752717	123,884	0.96%	10.91%
2003	0.50%	1,081	12.400313	13,405	0.00%	24.00%	05/01/03

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A
2005	0.50%	26,464	17.364568	459,536	0.72%	6.38%
2004	0.50%	2,172	16.322856	35,453	0.13%	18.71%

American Century VP – Balanced Fund – Class I
2005	0.50%	50,386	23.844923	1,201,450	1.83%	4.41%
2004	0.50%	28,138	22.837145	642,592	1.68%	9.23%
2003	0.50%	10,265	20.907285	214,613	2.53%	18.86%
2002	0.50%	2,665	17.589248	46,875	2.63%	-10.01%

American Century VP – Capital Appreciation Fund – Class I
2005	0.50%	104,698	34.827698	3,646,390	0.00%	21.46%
2004	0.50%	59,666	28.675107	1,710,929	0.00%	7.05%
2003	0.50%	31,820	26.787231	852,370	0.00%	19.87%
2002	0.50%	13,972	22.346236	312,222	0.00%	-21.59%
2001	0.50%	2,922	28.500613	83,279	0.00%	-28.43%

American Century VP – Income & Growth Fund – Class I
2005	0.50%	83,992	12.529281	1,052,359	2.03%	4.11%
2004	0.50%	28,284	12.034610	340,387	1.44%	12.43%
2003	0.50%	14,230	10.704192	152,321	1.30%	28.71%
2002	0.50%	7,837	8.316655	65,178	1.10%	-19.77%

American Century VP – International Fund – Class I
2005	0.50%	109,946	19.793391	2,176,204	1.27%	12.69%
2004	0.50%	59,792	17.564316	1,050,206	0.58%	14.35%
2003	0.50%	27,774	15.360020	426,609	0.75%	23.89%
2002	0.50%	5,091	12.398163	63,119	0.79%	-20.77%

American Century VP – Mid Cap Value Fund – Class I
2005	0.50%	2,498	11.284751	28,189	1.06%	12.85%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.50%	20,298	11.146133	226,244	0.00%	1.66%
2004	0.50%	28,728	10.964413	314,986	0.00%	10.12%
2003	0.50%	2,408	9.956460	23,975	0.00%	24.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Value Fund – Class I
2005	0.50%	121,762	$22.794288	$2,775,478	0.88%	4.51%
2004	0.50%	83,868	21.810391	1,829,194	1.01%	13.76%
2003	0.50%	31,176	19.171791	597,700	1.09%	28.32%
2002	0.50%	13,026	14.941112	194,623	0.90%	-13.06%

American Century VP – VistaSM Fund – Class I
2005	0.50%	242	11.425723	2,765	0.00%	14.26%	05/02/05

American Century VP II – Inflation Protection Fund – Class II
2005	0.50%	24,828	10.947391	271,802	4.38%	1.06%
2004	0.50%	9,540	10.832965	103,346	3.57%	5.28%

American Century VP III – International Fund – Class III
2005	0.50%	43,276	11.635157	503,523	0.00%	16.35%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.50%	12,544	14.702300	184,426	0.00%	15.57%
2004	0.50%	9,874	12.721972	125,617	0.00%	17.40%
2003	0.50%	6,096	10.836336	66,058	0.00%	46.92%
2002	0.50%	1,728	7.375606	12,745	0.00%	-34.49%

Credit Suisse Trust – International Focus Portfolio
2005	0.50%	62,308	14.460784	901,023	0.91%	16.85%
2004	0.50%	39,228	12.375012	485,447	0.99%	14.17%
2003	0.50%	14,533	10.839093	157,525	0.49%	32.43%
2002	0.50%	2,769	8.184926	22,664	0.00%	-20.30%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.50%	125,444	18.549847	2,326,967	0.00%	-3.16%
2004	0.50%	82,304	19.155888	1,576,606	0.00%	10.32%
2003	0.50%	27,210	17.364452	472,487	0.00%	47.81%
2002	0.50%	6,039	11.748025	70,946	0.00%	-34.02%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.50%	38,160	13.570376	517,846	0.00%	6.70%
2004	0.50%	32,364	12.718312	411,615	0.50%	21.28%
2003	0.50%	6,160	10.487006	64,600	0.33%	37.09%
2002	0.50%	4,866	7.649570	37,223	0.27%	-23.50%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.50%	544,048	29.958454	16,298,837	1.60%	4.17%
2004	0.50%	347,660	28.759010	9,998,357	1.80%	10.09%
2003	0.50%	108,026	26.123506	2,822,018	1.51%	27.72%
2002	0.50%	26,741	20.453144	546,938	1.31%	-22.75%
2001	0.50%	1,122	26.476528	29,707	1.06%	-12.62%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.50%	50,962	24.043585	1,225,309	0.00%	3.10%
2004	0.50%	31,910	23.320608	744,161	0.38%	5.68%
2003	0.50%	7,832	22.067029	172,829	0.11%	25.38%
2002	0.50%	876	17.600806	15,418	0.21%	-29.30%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.50%	71,712	14.180252	1,016,894	0.02%	3.86%
2004	0.50%	39,366	13.653414	537,480	1.63%	4.52%
2003	0.50%	15,431	13.062720	201,571	1.40%	20.57%
2002	0.50%	7,627	10.834553	82,635	1.14%	-17.13%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.50%	6,920	14.996047	103,773	0.00%	5.27%
2004	0.50%	4,108	14.244729	58,517	0.22%	10.79%
2003	0.50%	840	12.857964	10,801	0.08%	28.58%	05/01/03

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.50%	11,612	13.717541	159,288	1.34%	2.84%
2004	0.50%	10,312	13.338990	137,552	1.23%	6.93%
2003	0.50%	6,368	12.474297	79,436	0.84%	25.94%

Federated IS – American Leaders Fund II – Primary Shares
2005	0.50%	6,978	14.333441	100,019	1.33%	4.50%
2004	0.50%	2,628	13.716228	36,046	0.41%	9.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Capital Appreciation Fund II – Primary Shares
2005	0.50%	1,354	$13.017510	$17,626	1.07%	1.41%
2004	0.50%	1,276	12.836844	16,380	0.28%	6.86%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.50%	16,246	11.628696	188,920	3.65%	0.79%
2004	0.50%	9,180	11.537144	105,911	4.98%	3.10%
2003	0.50%	4,444	11.189906	49,728	3.93%	4.12%

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	0.50%	344,836	56.848284	19,603,335	1.64%	5.34%
2004	0.50%	187,988	53.967094	10,145,166	1.56%	10.97%
2003	0.50%	86,371	48.630667	4,200,279	1.80%	29.68%
2002	0.50%	25,078	37.500399	940,435	1.77%	-17.36%
2001	0.50%	3,200	45.378727	145,212	1.70%	-5.43%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.50%	390,486	57.613946	22,497,439	0.51%	5.27%
2004	0.50%	263,644	54.728412	14,428,817	0.27%	2.86%
2003	0.50%	105,480	53.205281	5,612,093	0.27%	32.19%
2002	0.50%	39,628	40.250246	1,595,037	0.25%	-30.45%
2001	0.50%	3,370	57.875878	195,042	0.08%	-18.06%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	0.50%	175,964	28.752380	5,059,384	16.14%	2.19%
2004	0.50%	140,176	28.136168	3,944,015	8.82%	9.05%
2003	0.50%	55,652	25.802029	1,435,935	5.94%	26.63%
2002	0.50%	2,722	20.375870	55,463	9.29%	2.93%
2001	0.50%	1,784	19.796324	35,317	13.67%	-12.17%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	0.50%	187,952	33.055758	6,212,896	0.71%	18.45%
2004	0.50%	160,928	27.905999	4,490,857	1.14%	13.07%
2003	0.50%	58,985	24.680530	1,455,781	0.83%	42.65%
2002	0.50%	16,114	17.300971	278,788	0.83%	-20.68%
2001	0.50%	2,274	21.810922	49,598	5.37%	-21.56%

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.50%	108,508	12.458682	1,351,867	0.00%	24.59%	05/02/05

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.50%	288,746	32.768260	9,461,704	2.76%	3.53%
2004	0.50%	209,976	31.651957	6,646,151	2.76%	4.94%
2003	0.50%	84,282	30.161112	2,542,039	3.62%	17.39%
2002	0.50%	7,255	25.693764	186,408	3.98%	-9.18%
2001	0.50%	1,169	28.291882	33,073	4.21%	-4.57%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.50%	418,680	32.738236	13,706,845	0.29%	16.36%
2004	0.50%	222,346	28.136431	6,256,023	0.34%	14.90%
2003	0.50%	101,752	24.487594	2,491,662	0.46%	27.82%
2002	0.50%	11,284	19.157346	216,171	0.85%	-9.80%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.50%	47,416	10.736671	509,090	1.67%	1.57%
2004	0.50%	14,444	10.570462	152,680	1.88%	3.80%
2003	0.50%	9,748	10.183621	99,270	0.00%	1.84%	05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	0.50%	36,764	11.485107	422,238	0.95%	8.35%
2004	0.50%	38,174	10.600065	404,647	0.53%	6.66%
2003	0.50%	20,500	9.938499	203,739	0.74%	29.23%
2002	0.50%	3,061	7.690844	23,542	1.07%	-22.23%
2001	0.50%	1,210	9.889817	11,967	0.38%	-14.85%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.50%	105,862	20.498936	2,170,058	0.00%	17.62%
2004	0.50%	28,738	17.428707	500,866	0.00%	24.15%
2003	0.50%	2,295	14.038431	32,218	0.00%	40.38%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.50%	16,310	$13.600017	$221,816	0.00%	2.04%
2004	0.50%	22,246	13.327560	296,485	0.00%	13.42%
2003	0.50%	15,781	11.750739	185,438	0.00%	57.00%

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.50%	42,914	13.469693	578,038	0.65%	34.70%	05/02/05

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class
2005	0.50%	1,590	10.770315	17,125	0.56%	7.70%	05/02/05

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class
2005	0.50%	3,540	11.081899	39,230	0.86%	10.82%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.50%	76,976	14.007257	1,078,223	1.09%	3.17%
2004	0.50%	45,226	13.577316	614,048	0.66%	10.70%
2003	0.50%	11,618	12.265513	142,501	0.20%	22.66%	05/01/03

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.50%	47,146	17.825857	840,418	0.91%	8.45%
2004	0.50%	20,500	16.437638	336,972	0.19%	23.47%
2003	0.50%	2,305	13.312843	30,686	0.12%	33.13%	05/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I
2005	0.50%	26,236	17.195159	451,132	1.37%	9.93%
2004	0.50%	10,062	15.642411	157,394	1.10%	18.28%
2003	0.50%	2,090	13.224912	27,640	0.79%	32.25%	05/01/03

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.50%	2,394	9.848458	23,577	7.95%	-1.52%	05/02/05

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.50%	17,310	12.761961	220,910	0.53%	27.62%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.50%	21,078	11.251218	237,153	0.39%	12.51%	05/02/05

Gartmore GVIT – Dreyfus International Value Fund – Class I
2005	0.50%	24,690	18.551760	458,043	1.34%	11.54%
2004	0.50%	15,934	16.633064	265,031	2.03%	19.69%
2003	0.50%	4,952	13.791985	68,298	0.00%	37.92%	05/01/03

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.50%	137,224	14.928625	2,048,566	1.03%	11.54%
2004	0.50%	57,928	13.383987	775,308	0.54%	15.15%
2003	0.50%	19,389	11.622612	225,351	0.49%	33.98%
2002	0.50%	7,249	8.674888	62,884	0.42%	-15.73%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.50%	39,142	18.054599	706,693	0.61%	31.98%
2004	0.50%	26,586	13.680089	363,699	0.93%	20.14%
2003	0.50%	17,288	11.386650	196,852	0.66%	64.44%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.50%	4,370	12.367140	54,044	6.81%	1.87%
2004	0.50%	25,084	12.139983	304,519	8.50%	9.55%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.50%	7,780	16.182094	125,897	2.00%	10.60%
2004	0.50%	3,124	14.631389	45,708	1.45%	20.39%
2003	0.50%	629	12.153349	7,644	0.88%	40.75%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.50%	7,318	13.092046	95,808	0.00%	7.90%
2004	0.50%	10,306	12.133480	125,048	0.00%	7.32%
2003	0.50%	3,699	11.305727	41,820	0.00%	36.01%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.50%	33,760	3.094710	104,477	0.00%	-1.01%
2004	0.50%	29,620	3.126331	92,602	0.00%	3.79%
2003	0.50%	44,144	3.012098	132,966	0.00%	54.46%
2002	0.50%	2,129	1.950112	4,152	0.59%	-43.07%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.50%	18,728	14.624338	273,885	2.16%	5.86%
2004	0.50%	10,822	13.814954	149,505	1.92%	29.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Government Bond Fund: Class I
2005	0.50%	64,816	$32.062663	$2,078,174	3.64%	2.75%
2004	0.50%	43,088	31.204592	1,344,543	5.48%	2.75%
2003	0.50%	20,794	30.370279	631,520	3.14%	1.49%
2002	0.50%	10,251	29.923916	306,750	4.42%	10.43%
2001	0.50%	1,291	27.097613	34,983	5.12%	6.72%

Gartmore GVIT – Growth Fund – Class I
2005	0.50%	111,080	18.233340	2,025,359	0.08%	5.97%
2004	0.50%	72,558	17.206018	1,248,434	0.33%	7.62%
2003	0.50%	13,689	15.988156	218,862	0.02%	32.08%
2002	0.50%	10,305	12.105122	124,743	0.00%	-29.08%

Gartmore GVIT – International Growth Fund: Class I
2005	0.50%	4,962	9.839331	48,823	1.03%	29.56%
2004	0.50%	1,290	7.594318	9,797	1.40%	13.62%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.50%	72,740	6.169108	448,741	0.00%	9.20%
2004	0.50%	87,438	5.649583	493,988	0.00%	14.76%
2003	0.50%	74,157	4.922829	365,062	0.00%	39.44%

Gartmore GVIT – Money Market Fund – Class I
2005	0.50%	305,794	19.028333	5,818,750	2.64%	2.16%
2004	0.50%	162,122	18.626719	3,019,801	0.78%	0.31%
2003	0.50%	103,301	18.569650	1,918,271	0.63%	0.12%
2002	0.50%	12,207	18.546928	226,402	1.26%	0.71%
2001	0.50%	7,295	18.417013	134,352	3.57%	3.08%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.50%	297,534	44.533940	13,250,361	0.91%	6.91%
2004	0.50%	167,838	41.656679	6,991,574	1.28%	9.20%
2003	0.50%	19,074	38.145818	727,593	0.56%	26.88%
2002	0.50%	3,981	30.065207	119,690	0.85%	-17.77%
2001	0.50%	1,162	36.560512	42,483	0.74%	-12.26%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.50%	9,478	13.635788	129,240	1.54%	9.76%
2004	0.50%	2,600	12.422944	32,300	0.52%	18.20%
2003	0.50%	588	10.510022	6,180	0.19%	24.76%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.50%	36,714	7.727049	283,691	0.00%	7.55%
2004	0.50%	32,220	7.184440	231,483	0.00%	12.85%
2003	0.50%	10,334	6.366359	65,790	0.00%	33.60%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.50%	164,618	20.856322	3,433,326	0.06%	2.56%
2004	0.50%	100,222	20.335711	2,038,086	0.00%	16.71%
2003	0.50%	31,504	17.423619	548,914	0.00%	56.07%
2002	0.50%	4,939	11.163801	55,138	0.01%	-27.53%
2001	0.50%	16,203	15.403979	249,591	0.03%	27.63%

Gartmore GVIT – Small Company Fund: Class I
2005	0.50%	159,914	35.701630	5,709,190	0.00%	11.76%
2004	0.50%	94,992	31.945431	3,034,560	0.00%	18.43%
2003	0.50%	45,264	26.974404	1,220,969	0.00%	40.31%
2002	0.50%	13,072	19.224829	251,307	0.00%	-17.74%
2001	0.50%	749	23.371178	17,505	0.10%	-7.17%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.50%	17,823	3.283013	58,513	0.00%	50.21%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.50%	14,474	15.465102	223,842	0.00%	11.41%
2004	0.50%	21,016	13.881788	291,740	0.00%	11.85%
2003	0.50%	8,655	12.411260	107,419	0.00%	51.38%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.50%	11,354	13.904678	157,874	3.89%	1.67%
2004	0.50%	9,006	13.676033	123,166	4.85%	6.00%
2003	0.50%	2,912	12.901625	37,570	5.47%	11.56%
2002	0.50%	360	11.565028	4,163	4.53%	6.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.50%	15,396	$15.316704	$235,816	1.69%	3.73%
2004	0.50%	7,480	14.766163	110,451	1.56%	16.91%
2003	0.50%	570	12.630064	7,199	1.52%	26.30%	05/01/03

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.50%	44,904	11.414099	512,539	0.95%	14.14%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.50%	42,298	13.292850	562,261	0.19%	32.93%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.50%	4,790	10.505908	50,323	6.33%	5.06%	05/02/05

Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.50%	20,616	10.706525	220,726	0.00%	7.07%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.50%	18,758	12.276743	230,287	0.00%	22.77%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.50%	59,996	13.258370	795,449	1.95%	7.39%
2004	0.50%	49,550	12.345496	611,719	1.75%	13.46%

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.50%	8,068	11.496816	92,756	2.78%	2.79%
2004	0.50%	2,158	11.184449	24,136	2.46%	4.13%
2003	0.50%	1,037	10.740821	11,138	2.37%	7.37%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.50%	129,056	12.415323	1,602,272	2.36%	4.82%
2004	0.50%	85,112	11.844428	1,008,103	2.27%	8.99%
2003	0.50%	16,518	10.867503	179,509	2.06%	19.45%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.50%	81,078	12.948162	1,049,811	2.14%	6.54%
2004	0.50%	41,042	12.153407	498,800	1.97%	11.53%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.50%	18,510	12.036367	222,793	2.75%	3.97%
2004	0.50%	9,360	11.577210	108,363	2.48%	6.62%

Janus AS – Balanced Portfolio – Service Shares
2005	0.50%	1,282	12.690331	16,269	2.56%	7.13%
2004	0.50%	730	11.846263	8,648	3.27%	7.75%

Janus AS – Forty Portfolio – Service Shares
2005	0.50%	44,888	8.091082	363,192	0.01%	12.00%
2004	0.50%	23,622	7.224414	170,655	0.02%	17.38%
2003	0.50%	7,149	6.154757	44,000	0.25%	19.63%
2002	0.50%	12,685	5.144661	65,260	0.30%	-16.35%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.50%	36,250	4.009018	145,327	0.00%	10.99%
2004	0.50%	16,918	3.611898	61,106	0.00%	0.06%
2003	0.50%	8,256	3.609555	29,800	0.00%	45.74%
2002	0.50%	3,149	2.476639	7,799	0.00%	-41.23%

Janus AS – International Growth Portfolio – Service Shares
2005	0.50%	62,034	9.257232	574,263	1.14%	31.28%
2004	0.50%	11,248	7.051335	79,313	0.83%	18.09%
2003	0.50%	7,242	5.970919	43,241	0.99%	33.86%
2002	0.50%	12,584	4.460490	56,131	0.67%	-26.13%

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares
2005	0.50%	3,292	15.815517	52,065	1.43%	10.36%
2004	0.50%	2,006	14.330811	28,748	2.29%	16.88%

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class
2005	0.50%	9,568	13.056404	124,924	0.38%	3.97%
2004	0.50%	4,150	12.557998	52,116	0.00%	8.64%
2003	0.50%	1,131	11.559230	13,073	0.00%	15.59%	05/01/03

MFS® VITSM – MFS Value Series – Initial Class
2005	0.50%	8,422	14.992740	126,269	0.65%	6.13%
2004	0.50%	1,594	14.126859	22,518	0.34%	14.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – International Portfolio – Class S
2005	0.50%	490	$11.711411	$5,739	0.22%	17.11%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.50%	2,318	11.623425	26,943	0.00%	16.23%	05/02/05

Neuberger Berman AMT – Balanced Portfolio® – I Class Shares
2005	0.50%	1,038	11.494958	11,932	1.03%	8.64%
2004	0.50%	408	10.580939	4,317	1.30%	8.76%
2003	0.50%	387	9.728263	3,765	1.91%	15.70%

Neuberger Berman AMT – Growth Portfolio® – I Class Shares
2005	0.50%	111,124	38.986368	4,332,321	0.00%	12.93%
2004	0.50%	72,940	34.521424	2,517,993	0.00%	16.02%
2003	0.50%	24,292	29.754395	722,794	0.00%	30.75%
2002	0.50%	5,671	22.757505	129,058	0.00%	-31.51%
2001	0.50%	3,126	33.226236	103,865	0.00%	-30.71%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.50%	42,392	12.551167	532,069	0.14%	7.85%
2004	0.50%	32,314	11.637402	376,051	0.12%	15.24%
2003	0.50%	12,247	10.098680	123,679	0.84%	31.10%
2002	0.50%	870	7.702769	6,701	0.80%	-26.82%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.50%	38,328	22.640077	867,749	2.61%	0.94%
2004	0.50%	37,986	22.429536	852,008	3.64%	0.28%
2003	0.50%	20,267	22.367675	453,326	4.41%	1.91%
2002	0.50%	4,156	21.947749	91,215	4.91%	4.81%
2001	0.50%	2,817	20.939856	58,988	5.78%	8.24%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.50%	163,828	34.231207	5,608,030	1.02%	17.46%
2004	0.50%	72,448	29.143256	2,111,371	0.01%	18.38%
2003	0.50%	15,209	24.617984	374,415	0.00%	34.41%
2002	0.50%	7,065	18.314930	129,395	0.53%	-24.52%

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares
2005	0.50%	2,512	14.781029	37,130	0.00%	6.33%
2004	0.50%	98	13.901675	1,362	0.00%	12.71%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.50%	5,906	14.321953	84,585	0.00%	2.39%
2004	0.50%	4,114	13.988281	57,548	0.00%	11.32%

Neuberger Berman AMT – Mid Cap Growth Portfolio® – S Class Shares
2005	0.50%	5,284	16.003177	84,561	0.00%	12.86%
2004	0.50%	2,568	14.179701	36,413	0.00%	15.46%
2003	0.50%	1,669	12.281545	20,498	0.00%	22.82%	05/01/03

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.50%	62,332	6.378300	397,572	0.00%	11.77%
2004	0.50%	50,906	5.706718	290,506	0.00%	19.18%
2003	0.50%	15,822	4.788336	75,761	0.00%	24.96%
2002	0.50%	2,385	3.831748	9,139	0.65%	-28.15%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.50%	154,400	16.535627	2,553,101	0.93%	4.58%
2004	0.50%	104,114	15.812092	1,646,260	0.33%	6.40%
2003	0.50%	43,463	14.860580	645,885	0.38%	30.29%
2002	0.50%	9,164	11.405697	104,522	0.64%	-27.22%
2001	0.50%	8,487	15.672302	133,011	0.64%	-13.02%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.50%	262,628	39.620511	10,405,456	1.07%	13.74%
2004	0.50%	191,944	34.834576	6,686,288	1.25%	18.57%
2003	0.50%	33,503	29.379176	984,291	0.76%	42.31%
2002	0.50%	4,420	20.644823	91,250	0.56%	-22.52%

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.50%	17,466	12.301306	214,855	6.75%	1.80%
2004	0.50%	14,518	12.083237	175,424	4.23%	8.42%
2003	0.50%	8,543	11.144531	95,208	0.00%	11.45%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Main Street Fund® /VA – Initial Class
2005	0.50%	48,678	$9.438598	$459,452	1.25%	5.45%
2004	0.50%	33,884	8.950876	303,291	0.84%	8.91%
2003	0.50%	10,060	8.218350	82,677	0.90%	26.09%
2002	0.50%	3,493	6.518000	22,767	0.65%	-19.20%

Oppenheimer Funds – Main Street Small Cap Fund® /VA – Initial Class
2005	0.50%	6,094	17.965801	109,484	0.00%	9.37%
2004	0.50%	554	16.426073	9,100	0.00%	18.82%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.50%	102,966	35.300804	3,634,783	1.76%	3.37%
2004	0.50%	54,126	34.149236	1,848,362	1.01%	9.55%
2003	0.50%	23,053	31.171669	718,600	2.82%	24.33%
2002	0.50%	9,549	25.070852	239,402	3.60%	-10.85%

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.50%	63,366	12.019802	761,647	0.00%	20.20%	05/02/05

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.50%	85,328	26.785454	2,285,549	5.34%	2.08%
2004	0.50%	73,062	26.240474	1,917,182	4.80%	4.97%
2003	0.50%	32,391	24.998938	809,741	5.67%	6.25%
2002	0.50%	379	23.529109	8,918	7.25%	8.54%
2001	0.50%	47	21.678723	1,019	7.04%	7.25%

Putnam VT IB – Growth & Income Fund – IB Shares
2005	0.50%	486	14.335363	6,967	1.56%	4.70%
2004	0.50%	236	13.691228	3,231	1.66%	10.56%

Putnam VT IB – International Equity Fund – IB Shares
2005	0.50%	1,404	16.464692	23,116	1.11%	11.64%
2004	0.50%	1,000	14.748085	14,748	1.61%	15.62%

Putnam VT IB – Voyager II Fund – IB Shares
2005	0.50%	2,788	12.985042	36,202	0.60%	5.17%
2004	0.50%	720	12.347084	8,890	0.19%	4.51%

Strong VIF – Strong International Stock Fund II
2002	0.50%	392	5.758212	2,257	4.04%	-26.91%

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.50%	818	11.277528	9,225	0.29%	12.78%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.50%	5,032	10.601687	53,348	1.20%	6.02%	05/02/05

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II
2005	0.50%	540	10.094160	5,451	1.39%	0.94%	05/02/05

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.50%	43,868	21.853802	958,683	7.55%	-3.51%
2004	0.50%	36,364	22.649785	823,637	8.78%	8.61%
2003	0.50%	19,995	20.854897	416,994	1.75%	17.57%
2002	0.50%	4,159	17.737696	73,771	0.00%	21.05%
2001	0.50%	1,086	14.653212	15,913	4.39%	-5.57%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.50%	142,848	15.870762	2,267,107	0.73%	31.34%
2004	0.50%	56,568	12.083728	683,552	0.59%	25.26%
2003	0.50%	60,208	9.646671	580,807	0.11%	53.42%
2002	0.50%	32,774	6.287778	206,076	0.20%	-3.39%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.50%	94,726	31.007818	2,937,247	0.30%	50.92%
2004	0.50%	65,614	20.546330	1,348,127	0.37%	23.61%
2003	0.50%	19,105	16.655601	318,205	0.48%	44.36%
2002	0.50%	7,750	11.537923	89,419	0.68%	-3.32%
2001	0.50%	4	11.933986	48	1.21%	-10.89%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.50%	10,072	10.983426	110,625	3.62%	3.70%
2004	0.50%	3,084	10.591991	32,666	4.78%	3.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.50%	28,944	$18.495488	$535,333	7.52%	11.69%
2004	0.50%	16,150	16.559313	267,433	6.41%	9.51%
2003	0.50%	7,714	15.120856	116,642	0.00%	27.23%
2002	0.50%	2,372	11.884934	28,191	6.91%	8.68%
2001	0.50%	1,244	10.935992	13,604	9.40%	9.55%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.50%	94,426	45.366664	4,283,793	1.22%	16.47%
2004	0.50%	69,458	38.951553	2,705,497	1.55%	35.71%
2003	0.50%	28,086	28.701013	806,097	0.00%	36.83%
2002	0.50%	10,521	20.976263	220,691	3.29%	-1.28%

Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	0.50%	83,820	32.700726	2,740,975	0.00%	7.73%
2004	0.50%	50,972	30.353233	1,547,165	0.00%	15.14%
2003	0.50%	18,256	26.361651	481,258	0.00%	38.73%
2002	0.50%	2,071	19.001713	39,353	0.00%	-12.45%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.50%	200,868	51.392952	10,323,199	0.00%	7.35%
2004	0.50%	143,178	47.875122	6,854,664	0.00%	17.63%
2003	0.50%	38,309	40.699472	1,559,156	0.07%	36.32%
2002	0.50%	10,474	29.855056	312,702	0.38%	-27.18%
2001	0.50%	3,831	41.000669	157,074	0.59%	-4.19%

Multiple Payment contracts and Flexible Premium contracts

AIM VIF – Basic Value Fund – Series I Shares
2005	0.80%	24,934	15.023289	374,591	0.09%	4.90%
2004	0.80%	43,590	14.322072	624,299	0.00%	10.18%
2003	0.80%	14,499	12.998258	188,462	0.11%	29.98%	05/01/03

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.80%	4,924	14.079275	69,326	0.04%	7.97%
2004	0.80%	4,090	13.039850	53,333	0.00%	5.78%
2003	0.80%	5,333	12.327742	65,744	0.00%	23.28%	05/01/03

AIM VIF – Capital Development Fund – Series I Shares
2005	0.80%	9,328	16.121553	150,382	0.00%	8.73%
2004	0.80%	9,498	14.826548	140,823	0.00%	14.58%
2003	0.80%	3,166	12.939952	40,968	0.00%	29.40%	05/01/03

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.80%	37,766	14.236062	537,639	1.68%	4.03%
2004	0.80%	38,966	13.684124	533,216	0.96%	10.57%
2003	0.80%	22,041	12.375515	272,769	0.00%	23.76%	05/01/03

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A
2005	0.80%	29,330	17.226379	505,250	0.72%	6.06%
2004	0.80%	43,250	16.241455	702,443	0.13%	18.35%
2003	0.80%	11,736	13.722986	161,053	0.02%	37.23%	05/01/03

American Century VP – Balanced Fund – Class I
2005	0.80%	119,320	23.498278	2,803,815	1.83%	4.10%
2004	0.80%	159,436	22.572554	3,598,878	1.68%	8.90%
2003	0.80%	195,164	20.727117	4,045,187	2.53%	18.51%
2002	0.80%	196,895	17.490037	3,443,701	2.63%	-10.28%
2001	0.80%	201,384	19.493759	3,925,731	2.81%	-4.31%

American Century VP – Capital Appreciation Fund – Class I
2005	0.80%	365,618	21.718376	7,940,629	0.00%	21.09%
2004	0.80%	460,364	17.935168	8,256,706	0.00%	6.73%
2003	0.80%	592,724	16.804738	9,960,572	0.00%	19.51%
2002	0.80%	657,612	14.060797	9,246,549	0.00%	-21.83%
2001	0.80%	735,263	17.987270	13,225,374	0.00%	-28.64%

American Century VP – Income & Growth Fund – Class I
2005	0.80%	157,452	12.244450	1,927,913	2.03%	3.80%
2004	0.80%	220,344	11.796249	2,599,233	1.44%	12.09%
2003	0.80%	259,996	10.523680	2,736,115	1.30%	28.32%
2002	0.80%	289,017	8.200926	2,370,207	1.10%	-20.01%
2001	0.80%	322,604	10.252927	3,307,635	0.81%	-9.09%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – International Fund – Class I
2005	0.80%	311,096	$19.440637	$6,047,904	1.27%	12.35%
2004	0.80%	471,466	17.302961	8,157,758	0.58%	14.01%
2003	0.80%	587,899	15.176915	8,922,493	0.75%	23.52%
2002	0.80%	679,193	12.287143	8,345,342	0.79%	-21.01%
2001	0.80%	733,730	15.554724	11,412,968	0.09%	-29.74%

American Century VP – Mid Cap Value Fund – Class I
2005	0.80%	5,722	11.262347	64,443	1.06%	12.62%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.80%	34,120	11.024259	376,148	0.00%	1.35%
2004	0.80%	37,042	10.877007	402,906	0.00%	9.79%
2003	0.80%	34,345	9.906750	340,247	0.00%	23.90%
2002	0.80%	7,959	7.995504	63,636	0.46%	-20.04%	05/01/02

American Century VP – Value Fund – Class I
2005	0.80%	333,368	22.307840	7,436,720	0.88%	4.20%
2004	0.80%	363,556	21.408869	7,783,323	1.01%	13.42%
2003	0.80%	461,113	18.875362	8,703,675	1.09%	27.93%
2002	0.80%	522,332	14.754246	7,706,615	0.90%	-13.32%
2001	0.80%	499,070	17.020923	8,494,632	0.95%	11.92%

American Century VP – VistaSM Fund – Class I
2005	0.80%	2,306	11.403054	26,295	0.00%	14.03%	05/02/05

American Century VP II – Inflation Protection Fund – Class II
2005	0.80%	71,902	10.859530	780,822	4.38%	0.75%
2004	0.80%	72,104	10.778433	777,168	3.57%	4.96%
2003	0.80%	6,574	10.268669	67,506	1.88%	2.69%	04/30/03

American Century VP III – International Fund – Class III
2005	0.80%	69,942	11.612061	812,171	0.00%	16.12%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.80%	36,140	14.388419	519,997	0.00%	15.22%
2004	0.80%	40,182	12.487641	501,778	0.00%	17.05%
2003	0.80%	53,805	10.668685	574,029	0.00%	46.48%
2002	0.80%	156,158	7.283277	1,137,342	0.00%	-34.68%
2001	0.80%	135,156	11.150533	1,507,061	0.00%	-29.21%

Credit Suisse Trust – International Focus Portfolio
2005	0.80%	320,444	14.183450	4,545,001	0.91%	16.51%
2004	0.80%	369,172	12.174019	4,494,307	0.99%	13.83%
2003	0.80%	431,745	10.695076	4,617,546	0.49%	32.03%
2002	0.80%	469,749	8.100409	3,805,159	0.00%	-20.54%
2001	0.80%	503,048	10.194751	5,128,449	0.00%	-22.90%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.80%	443,896	18.193863	8,076,183	0.00%	-3.45%
2004	0.80%	539,886	18.844567	10,173,918	0.00%	9.99%
2003	0.80%	692,838	17.133573	11,870,790	0.00%	47.37%
2002	0.80%	739,837	11.626571	8,601,767	0.00%	-34.22%
2001	0.80%	816,970	17.675000	14,439,945	0.00%	-16.68%

Dreyfus IP – European Equity Portfolio
2001	0.80%	9,248	6.633319	61,345	0.84%	-28.71%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.80%	52,974	13.422021	711,018	0.00%	6.38%
2004	0.80%	70,472	12.616946	889,141	0.50%	20.91%
2003	0.80%	47,348	10.434661	494,060	0.33%	36.68%
2002	0.80%	5,194	7.634206	39,652	0.27%	-23.66%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.80%	1,502,104	29.461184	44,253,762	1.60%	3.86%
2004	0.80%	1,932,026	28.366357	54,804,539	1.80%	9.76%
2003	0.80%	2,290,356	25.844217	59,192,457	1.51%	27.34%
2002	0.80%	2,526,349	20.295193	51,272,741	1.31%	-22.98%
2001	0.80%	2,735,378	26.351146	72,080,345	1.06%	-12.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.80%	285,024	$23.643910	$6,739,082	0.00%	2.79%
2004	0.80%	333,044	23.001657	7,660,564	0.38%	5.36%
2003	0.80%	403,682	21.830604	8,812,622	0.11%	25.00%
2002	0.80%	432,657	17.464486	7,556,132	0.21%	-29.51%
2001	0.80%	479,262	24.776659	11,874,511	0.06%	-23.20%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.80%	211,690	13.866041	2,935,302	0.02%	3.55%
2004	0.80%	279,490	13.390880	3,742,617	1.63%	4.21%
2003	0.80%	338,655	12.850022	4,351,724	1.40%	20.20%
2002	0.80%	376,103	10.690124	4,020,588	1.14%	-17.38%
2001	0.80%	358,763	12.938645	4,641,907	0.84%	-10.04%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.80%	17,282	14.876684	257,099	0.00%	4.96%
2004	0.80%	22,806	14.173675	323,245	0.22%	10.45%
2003	0.80%	8,113	12.832258	104,108	0.08%	28.32%	05/01/03

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.80%	98,630	13.424762	1,324,084	1.34%	2.53%
2004	0.80%	117,298	13.093387	1,535,828	1.23%	6.61%
2003	0.80%	140,345	12.281397	1,723,633	0.84%	25.56%
2002	0.80%	152,335	9.781078	1,490,001	0.60%	-25.92%
2001	0.80%	162,195	13.204070	2,141,634	0.50%	-6.60%

Federated IS – American Leaders Fund II – Primary Shares
2005	0.80%	5,150	14.219360	73,230	1.33%	4.19%
2004	0.80%	5,782	13.647806	78,912	0.41%	8.90%
2003	0.80%	1,104	12.531875	13,835	0.00%	25.32%	05/01/03

Federated IS – Capital Appreciation Fund II – Primary Shares
2005	0.80%	606	12.913893	7,826	1.07%	1.10%
2004	0.80%	770	12.772814	9,835	0.28%	6.54%
2003	0.80%	553	11.988805	6,630	0.00%	19.89%	05/01/03

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.80%	60,574	11.501519	696,693	3.65%	0.49%
2004	0.80%	73,162	11.445157	837,351	4.98%	2.79%
2003	0.80%	117,985	11.134037	1,313,649	3.93%	3.81%
2002	0.80%	101,228	10.725195	1,085,690	0.00%	7.25%	05/01/02

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	0.80%	824,566	46.932598	38,699,025	1.64%	5.02%
2004	0.80%	1,112,750	44.687399	49,725,903	1.56%	10.64%
2003	0.80%	1,336,308	40.389521	53,972,840	1.80%	29.29%
2002	0.80%	1,471,599	31.238892	45,971,122	1.77%	-17.61%
2001	0.80%	1,558,719	37.915521	59,099,643	1.70%	-5.72%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.80%	1,251,056	39.666280	49,624,738	0.51%	4.96%
2004	0.80%	1,643,610	37.792486	62,116,108	0.27%	2.55%
2003	0.80%	2,035,206	36.851094	74,999,568	0.27%	31.79%
2002	0.80%	2,235,794	27.961807	62,516,840	0.25%	-30.66%
2001	0.80%	2,474,278	40.327380	99,781,149	0.08%	-18.31%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	0.80%	356,194	27.098684	9,652,389	16.14%	1.88%
2004	0.80%	565,686	26.597360	15,045,754	8.82%	8.72%
2003	0.80%	720,241	24.464133	17,620,072	5.94%	26.25%
2002	0.80%	765,595	19.377316	14,835,176	9.29%	2.62%
2001	0.80%	653,854	18.882734	12,346,551	13.67%	-12.44%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	0.80%	287,574	25.223510	7,253,626	0.71%	18.10%
2004	0.80%	498,640	21.357697	10,649,802	1.14%	12.73%
2003	0.80%	653,974	18.945840	12,390,087	0.83%	42.23%
2002	0.80%	722,432	13.320811	9,623,380	0.83%	-20.92%
2001	0.80%	814,381	16.843777	13,717,252	5.37%	-21.80%

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.80%	84,208	12.433969	1,047,040	0.00%	24.34%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.80%	261,190	$28.387536	$7,414,541	2.76%	3.22%
2004	0.80%	416,912	27.502617	11,466,171	2.76%	4.63%
2003	0.80%	623,055	26.285930	16,377,580	3.62%	17.04%
2002	0.80%	753,208	22.459775	16,916,882	3.98%	-9.46%
2001	0.80%	808,651	24.805237	20,058,780	4.21%	-4.86%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.80%	1,315,976	32.110552	42,256,716	0.29%	16.01%
2004	0.80%	1,547,972	27.679601	42,847,247	0.34%	14.56%
2003	0.80%	1,740,028	24.162368	42,043,197	0.46%	27.44%
2002	0.80%	1,875,068	18.959642	35,550,618	0.85%	-10.07%
2001	0.80%	2,013,717	21.083066	42,455,328	0.78%	-12.95%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.80%	184,098	10.651144	1,960,854	1.67%	1.27%
2004	0.80%	47,726	10.517675	501,967	1.88%	3.49%
2003	0.80%	12,869	10.163210	130,790	0.00%	1.63%	05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	0.80%	267,592	11.230531	3,005,200	0.95%	8.03%
2004	0.80%	304,964	10.396153	3,170,452	0.53%	6.34%
2003	0.80%	324,568	9.776597	3,173,171	0.74%	28.84%
2002	0.80%	328,074	7.588268	2,489,513	1.07%	-22.47%
2001	0.80%	341,765	9.787292	3,344,954	0.38%	-15.11%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.80%	247,064	20.335877	5,024,263	0.00%	17.26%
2004	0.80%	190,596	17.341823	3,305,282	0.00%	23.78%
2003	0.80%	40,642	14.010381	569,410	0.00%	40.10%	05/01/03

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.80%	47,774	13.451310	642,623	0.00%	1.74%
2004	0.80%	79,260	13.221316	1,047,922	0.00%	13.08%
2003	0.80%	100,700	11.692079	1,177,392	0.00%	56.53%
2002	0.80%	10,466	7.469351	78,174	0.00%	-25.31%	05/01/02

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.80%	82,484	13.442988	1,108,831	0.65%	34.43%	05/02/05

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class
2005	0.80%	2,332	10.748937	25,067	0.56%	7.49%	05/02/05

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class
2005	0.80%	15,234	11.059893	168,486	0.86%	10.60%	05/02/05

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class
2005	0.80%	3,818	11.269912	43,029	1.32%	12.70%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.80%	136,502	13.895780	1,896,802	1.09%	2.86%
2004	0.80%	110,404	13.509605	1,491,514	0.66%	10.36%
2003	0.80%	47,169	12.240997	577,396	0.20%	22.41%	05/01/03

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.80%	114,196	17.684023	2,019,445	0.91%	8.12%
2004	0.80%	87,470	16.355679	1,430,631	0.19%	23.10%
2003	0.80%	8,003	13.286230	106,330	0.12%	32.86%	05/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I
2005	0.80%	46,522	17.058302	793,586	1.37%	9.60%
2004	0.80%	64,070	15.564386	997,210	1.10%	17.93%
2003	0.80%	22,318	13.198462	294,563	0.79%	31.98%	05/01/03

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.80%	2,864	9.828879	28,150	7.95%	-1.71%	05/02/05

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.80%	18,806	12.736654	239,526	0.53%	27.37%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.80%	19,372	11.228867	217,526	0.39%	12.29%	05/02/05

Gartmore GVIT – Dreyfus International Value Fund – Class I
2005	0.80%	27,788	18.404112	511,413	1.34%	11.20%
2004	0.80%	64,536	16.550116	1,068,078	2.03%	19.33%
2003	0.80%	6,704	13.764414	92,277	0.00%	37.64%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.80%	229,268	$14.677115	$3,364,993	1.03%	11.21%
2004	0.80%	324,610	13.197899	4,284,170	0.54%	14.81%
2003	0.80%	402,465	11.495433	4,626,509	0.49%	33.58%
2002	0.80%	332,165	8.605706	2,858,514	0.42%	-15.98%
2001	0.80%	246,977	10.242303	2,529,613	0.54%	-2.10%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.80%	57,534	17.772777	1,022,539	0.61%	31.58%
2004	0.80%	84,992	13.506849	1,147,974	0.93%	19.78%
2003	0.80%	74,580	11.276219	840,980	0.66%	63.95%
2002	0.80%	29,904	6.877883	205,676	0.17%	-15.91%
2001	0.80%	23,612	8.178748	193,117	0.52%	-5.94%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.80%	15,130	12.268656	185,625	6.81%	1.57%
2004	0.80%	29,550	12.079399	356,946	8.50%	9.22%
2003	0.80%	13,029	11.059766	144,098	9.25%	10.60%	05/01/03

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.80%	31,498	16.005171	504,131	2.00%	10.27%
2004	0.80%	23,526	14.514755	341,474	1.45%	20.03%
2003	0.80%	19,256	12.092670	232,856	0.88%	40.33%
2002	0.80%	3,345	8.617613	28,826	0.08%	-13.82%	05/01/02

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.80%	24,756	12.948895	320,563	0.00%	7.58%
2004	0.80%	44,046	12.036757	530,171	0.00%	7.00%
2003	0.80%	22,955	11.249287	258,227	0.00%	35.61%
2002	0.80%	3,831	8.295539	31,780	0.00%	-17.04%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.80%	124,346	3.046342	378,800	0.00%	-1.31%
2004	0.80%	219,234	3.086695	676,708	0.00%	3.48%
2003	0.80%	304,934	2.982846	909,571	0.00%	54.00%
2002	0.80%	113,725	1.936951	220,280	0.59%	-43.24%
2001	0.80%	86,686	3.412440	295,811	0.00%	-43.18%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.80%	52,446	14.464451	758,603	2.16%	5.54%
2004	0.80%	38,258	13.704848	524,320	1.92%	28.93%
2003	0.80%	6,211	10.629478	66,020	0.70%	23.06%
2002	0.80%	1,341	8.637451	11,583	0.54%	-13.63%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.80%	225,488	24.326268	5,485,282	3.64%	2.44%
2004	0.80%	314,094	23.746180	7,458,533	5.48%	2.44%
2003	0.80%	448,119	23.180734	10,387,727	3.14%	1.19%
2002	0.80%	575,815	22.908666	13,191,154	4.42%	10.10%
2001	0.80%	492,674	20.807253	10,251,193	5.12%	6.40%

Gartmore GVIT – Growth Fund – Class I
2005	0.80%	720,822	17.967853	12,951,624	0.08%	5.65%
2004	0.80%	818,234	17.006258	13,915,099	0.33%	7.30%
2003	0.80%	936,407	15.849998	14,842,049	0.02%	31.68%
2002	0.80%	969,929	12.036520	11,674,570	0.00%	-29.29%
2001	0.80%	950,129	17.022307	16,173,388	0.00%	-28.71%

Gartmore GVIT – International Growth Fund: Class I
2005	0.80%	37,028	9.685731	358,643	1.03%	29.17%
2004	0.80%	16,036	7.498148	120,240	1.40%	13.28%
2003	0.80%	5,733	6.618892	37,946	0.00%	34.54%
2002	0.80%	7,532	4.919535	37,054	0.00%	-24.71%
2001	0.80%	8,456	6.534130	55,253	0.09%	-29.22%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.80%	88,246	6.065031	535,215	0.00%	8.87%
2004	0.80%	97,936	5.570908	545,592	0.00%	14.42%
2003	0.80%	398,980	4.868865	1,942,580	0.00%	39.02%
2002	0.80%	250,537	3.502288	877,453	0.00%	-37.52%
2001	0.80%	146,210	5.605279	819,548	0.00%	-30.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Money Market Fund – Class I
2005	0.80%	727,730	$15.286397	$11,124,370	2.64%	1.85%
2004	0.80%	899,340	15.008890	13,498,095	0.78%	0.00%
2003	0.80%	1,224,466	15.008153	18,376,973	0.63%	-0.18%
2002	0.80%	1,963,625	15.035122	29,523,341	1.26%	0.40%
2001	0.80%	1,991,692	14.974957	29,825,502	3.57%	2.77%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.80%	1,522,010	35.868129	54,591,651	0.91%	6.59%
2004	0.80%	1,808,392	33.651239	60,854,631	1.28%	8.88%
2003	0.80%	2,115,628	30.907637	65,389,062	0.56%	26.50%
2002	0.80%	2,203,258	24.433418	53,833,124	0.85%	-18.01%
2001	0.80%	2,295,929	29.801440	68,421,990	0.74%	-12.53%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.80%	12,432	13.486728	167,667	1.54%	9.44%
2004	0.80%	3,724	12.323917	45,894	0.52%	17.85%
2003	0.80%	6,691	10.457551	69,971	0.19%	24.39%
2002	0.80%	12,664	8.407288	106,470	1.18%	-15.93%	05/01/02

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.80%	96,746	7.596795	734,960	0.00%	7.23%
2004	0.80%	168,182	7.084474	1,191,481	0.00%	12.51%
2003	0.80%	191,617	6.296628	1,206,541	0.00%	33.20%
2002	0.80%	202,182	4.727311	955,777	0.00%	-33.82%
2001	0.80%	146,635	7.143137	1,047,434	0.00%	-11.55%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.80%	287,838	20.382189	5,866,769	0.06%	2.25%
2004	0.80%	410,958	19.932939	8,191,601	0.00%	16.36%
2003	0.80%	566,915	17.129814	9,711,149	0.00%	55.61%
2002	0.80%	581,061	11.008455	6,396,584	0.01%	-27.74%
2001	0.80%	679,631	15.235359	10,354,422	0.03%	27.25%

Gartmore GVIT – Small Company Fund: Class I
2005	0.80%	568,428	35.000912	19,895,498	0.00%	11.42%
2004	0.80%	659,468	31.412204	20,715,343	0.00%	18.07%
2003	0.80%	812,594	26.603797	21,618,086	0.00%	39.89%
2002	0.80%	877,427	19.017572	16,686,531	0.00%	-17.99%
2001	0.80%	928,089	23.188796	21,521,266	0.10%	-7.45%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.80%	103,819	3.251119	337,528	0.00%	49.76%
2002	0.80%	80,828	2.170866	175,467	0.00%	-43.31%
2001	0.80%	50,607	3.829622	193,806	0.00%	-39.52%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.80%	30,714	15.296041	469,803	0.00%	11.07%
2004	0.80%	27,528	13.771155	379,092	0.00%	11.51%
2003	0.80%	55,080	12.349314	680,200	0.00%	50.93%
2002	0.80%	3,205	8.182356	26,224	0.00%	-18.18%	05/01/02

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.80%	44,454	13.670462	607,707	3.89%	1.37%
2004	0.80%	59,986	13.485955	808,968	4.85%	5.68%
2003	0.80%	67,316	12.760526	858,988	5.47%	11.22%
2002	0.80%	94,053	11.472904	1,079,061	4.53%	6.35%
2001	0.80%	55,247	10.787560	595,980	8.29%	3.35%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.80%	32,400	15.194781	492,311	1.69%	3.42%
2004	0.80%	29,708	14.692503	436,485	1.56%	16.56%
2003	0.80%	9,638	12.604789	121,485	1.52%	26.05%	05/01/03

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.80%	35,798	11.391430	407,790	0.95%	13.91%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.80%	49,358	13.266490	654,807	0.19%	32.66%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.80%	8,904	10.485051	93,359	6.33%	4.85%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.80%	19,656	$10.685265	$210,030	0.00%	6.85%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.80%	10,504	12.252375	128,699	0.00%	22.52%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.80%	85,552	13.103041	1,120,991	1.95%	7.07%
2004	0.80%	57,102	12.237400	698,780	1.75%	13.12%
2003	0.80%	45,840	10.818285	495,910	1.41%	30.82%
2002	0.80%	17,710	8.269753	146,457	1.83%	-17.30%	01/25/02

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.80%	40,486	11.362140	460,008	2.78%	2.49%
2004	0.80%	44,818	11.086539	496,877	2.46%	3.82%
2003	0.80%	27,042	10.678769	288,775	2.37%	7.05%
2002	0.80%	21,249	9.975795	211,976	2.80%	-0.24%	01/25/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.80%	234,442	12.269879	2,876,575	2.36%	4.51%
2004	0.80%	230,378	11.740731	2,704,806	2.27%	8.66%
2003	0.80%	153,659	10.804715	1,660,242	2.06%	19.10%
2002	0.80%	44,700	9.072331	405,533	1.72%	-9.28%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.80%	281,378	12.796464	3,600,643	2.14%	6.22%
2004	0.80%	250,424	12.046998	3,016,857	1.97%	11.20%
2003	0.80%	180,393	10.833658	1,954,316	1.54%	25.64%
2002	0.80%	94,483	8.623105	814,737	1.55%	-13.77%	01/25/02

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.80%	88,944	11.895366	1,058,021	2.75%	3.66%
2004	0.80%	43,224	11.475860	496,033	2.48%	6.31%
2003	0.80%	40,296	10.795210	435,004	2.34%	12.79%
2002	0.80%	18,773	9.570814	179,673	2.35%	-4.29%	01/25/02

Janus AS – Balanced Portfolio – Service Shares
2005	0.80%	11,204	12.589281	141,050	2.56%	6.81%
2004	0.80%	6,582	11.787133	77,583	3.27%	7.43%
2003	0.80%	2,548	10.971897	27,956	4.49%	9.72%	05/01/03

Janus AS – Forty Portfolio – Service Shares
2005	0.80%	225,546	7.954734	1,794,158	0.01%	11.66%
2004	0.80%	271,392	7.123936	1,933,379	0.02%	17.03%
2003	0.80%	331,505	6.087370	2,017,994	0.25%	19.28%
2002	0.80%	358,288	5.103609	1,828,562	0.30%	-16.60%
2001	0.80%	350,620	6.119334	2,145,561	0.91%	-22.46%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.80%	195,006	3.941403	768,597	0.00%	10.66%
2004	0.80%	234,210	3.561614	834,166	0.00%	-0.23%
2003	0.80%	262,295	3.569999	936,393	0.00%	45.31%
2002	0.80%	276,903	2.456849	680,309	0.00%	-41.40%
2001	0.80%	346,031	4.192814	1,450,844	0.56%	-37.82%

Janus AS – International Growth Portfolio – Service Shares
2005	0.80%	171,522	9.101228	1,561,061	1.14%	30.89%
2004	0.80%	166,012	6.953243	1,154,322	0.83%	17.74%
2003	0.80%	186,894	5.905539	1,103,710	0.99%	33.46%
2002	0.80%	219,129	4.424879	969,619	0.67%	-26.35%
2001	0.80%	227,552	6.008001	1,367,133	0.70%	-24.04%

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares
2005	0.80%	11,304	15.689665	177,356	1.43%	10.03%
2004	0.80%	4,180	14.259340	59,604	2.29%	16.53%
2003	0.80%	649	12.236775	7,942	0.30%	22.37%	05/01/03

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class
2005	0.80%	13,712	12.952455	177,604	0.38%	3.66%
2004	0.80%	15,444	12.495325	192,978	0.00%	8.32%
2003	0.80%	3,685	11.536092	42,510	0.00%	15.36%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
MFS® VIT SM – MFS Value Series – Initial Class
2005	0.80%	12,536	$14.873414	$186,453	0.65%	5.81%
2004	0.80%	9,316	14.056392	130,949	0.34%	14.26%
2003	0.80%	3,296	12.301954	40,547	0.00%	23.02%	05/01/03

Neuberger Berman AMT – International Portfolio – Class S
2005	0.80%	58,070	11.688169	678,732	0.22%	16.88%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.80%	2,398	11.600355	27,818	0.00%	16.00%	05/02/05

Neuberger Berman AMT – Balanced Portfolio® – I Class Shares
2005	0.80%	1,268	24.981076	31,676	1.03%	8.31%
2004	0.80%	1,898	23.063588	43,775	1.30%	8.44%
2003	0.80%	3,028	21.268673	64,402	1.91%	15.35%
2002	0.80%	2,497	18.438130	46,040	4.01%	-17.81%
2001	0.80%	636	22.433930	14,268	0.00%	-3.34%	06/15/01

Neuberger Berman AMT – Growth Portfolio® – I Class Shares
2005	0.80%	370,758	26.545874	9,842,095	0.00%	12.60%
2004	0.80%	519,352	23.576070	12,244,279	0.00%	15.67%
2003	0.80%	637,363	20.381526	12,990,431	0.00%	30.35%
2002	0.80%	698,803	15.635481	10,926,121	0.00%	-31.71%
2001	0.80%	800,152	22.896752	18,320,882	0.00%	-30.92%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.80%	88,548	12.265806	1,086,113	0.14%	7.53%
2004	0.80%	121,580	11.406874	1,386,848	0.12%	14.89%
2003	0.80%	143,460	9.928356	1,424,322	0.84%	30.71%
2002	0.80%	161,292	7.595581	1,225,106	0.80%	-27.04%
2001	0.80%	196,852	10.409898	2,049,209	0.47%	-2.30%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.80%	93,430	18.269985	1,706,965	2.61%	0.64%
2004	0.80%	165,170	18.154314	2,998,548	3.64%	-0.02%
2003	0.80%	195,325	18.158640	3,546,836	4.41%	1.61%
2002	0.80%	225,668	17.871272	4,032,974	4.91%	4.50%
2001	0.80%	178,198	17.101800	3,047,507	5.78%	7.91%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.80%	450,896	33.621038	15,159,592	1.02%	17.11%
2004	0.80%	534,216	28.709463	15,337,054	0.01%	18.03%
2003	0.80%	637,464	24.324378	15,505,915	0.00%	34.01%
2002	0.80%	728,943	18.150798	13,230,897	0.53%	-24.75%
2001	0.80%	777,174	24.119941	18,745,391	0.38%	-3.61%

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares
2005	0.80%	7,910	14.663357	115,987	0.00%	6.01%
2004	0.80%	18,504	13.832310	255,953	0.00%	12.38%
2003	0.80%	3,251	12.308850	40,016	0.00%	23.09%	05/01/03

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.80%	1,526	14.207958	21,681	0.00%	2.08%
2004	0.80%	3,644	13.918505	50,719	0.00%	10.99%
2003	0.80%	854	12.540843	10,710	0.00%	25.41%	05/01/03

Neuberger Berman AMT – Mid Cap Growth Portfolio® – S Class Shares
2005	0.80%	9,044	15.875842	143,581	0.00%	12.52%
2004	0.80%	11,620	14.108984	163,946	0.00%	15.11%
2003	0.80%	17,581	12.256991	215,490	0.00%	22.57%	05/01/03

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.80%	203,896	6.270767	1,278,584	0.00%	11.43%
2004	0.80%	265,960	5.627305	1,496,638	0.00%	18.82%
2003	0.80%	315,600	4.735882	1,494,644	0.00%	24.59%
2002	0.80%	279,004	3.801151	1,060,536	0.65%	-28.37%
2001	0.80%	298,688	5.306432	1,584,968	0.87%	-31.82%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.80%	488,450	16.169181	7,897,836	0.93%	4.26%
2004	0.80%	653,294	15.508004	10,131,286	0.33%	6.08%
2003	0.80%	796,583	14.618573	11,644,907	0.38%	29.90%
2002	0.80%	847,094	11.253616	9,532,871	0.64%	-27.44%
2001	0.80%	859,711	15.509895	13,334,027	0.64%	-13.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.80%	519,226	$38.963173	$20,230,692	1.07%	13.40%
2004	0.80%	723,504	34.359210	24,859,026	1.25%	18.21%
2003	0.80%	941,453	29.065271	27,363,587	0.76%	41.88%
2002	0.80%	1,001,953	20.485514	20,525,522	0.56%	-22.76%
2001	0.80%	1,078,042	26.520512	28,590,226	0.69%	-12.74%

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.80%	20,712	12.203356	252,756	6.75%	1.50%
2004	0.80%	30,734	12.022940	369,513	4.23%	8.10%
2003	0.80%	12,557	11.122220	139,662	0.00%	11.22%	05/01/03

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.80%	92,862	9.279543	861,717	1.25%	5.13%
2004	0.80%	97,760	8.826404	862,869	0.84%	8.59%
2003	0.80%	114,284	8.128407	928,947	0.90%	25.71%
2002	0.80%	111,681	6.466008	722,130	0.65%	-19.44%
2001	0.80%	73,856	8.026816	592,829	0.41%	-10.88%

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class
2005	0.80%	28,068	17.822891	500,253	0.00%	9.05%
2004	0.80%	26,984	16.344185	441,031	0.00%	18.47%
2003	0.80%	26,396	13.796198	364,164	0.00%	37.96%	05/01/03

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.80%	211,716	33.428671	7,077,385	1.76%	3.06%
2004	0.80%	325,990	32.435047	10,573,501	1.01%	9.22%
2003	0.80%	378,776	29.695890	11,248,090	2.82%	23.96%
2002	0.80%	393,230	23.955594	9,420,058	3.60%	-11.12%
2001	0.80%	394,571	26.951432	10,634,253	3.96%	1.40%

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.80%	156,170	11.995949	1,873,407	0.00%	19.96%	05/02/05

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.80%	276,654	24.300441	6,722,814	5.34%	1.77%
2004	0.80%	337,846	23.877339	8,066,863	4.80%	4.65%
2003	0.80%	422,466	22.815950	9,638,963	5.67%	5.93%
2002	0.80%	492,395	21.538984	10,605,688	7.25%	8.21%
2001	0.80%	499,632	19.904727	9,945,039	7.04%	6.92%

Putnam VT IB – Growth & Income Fund – IB Shares
2005	0.80%	6,136	14.221232	87,261	1.56%	4.39%
2004	0.80%	3,926	13.622923	53,484	1.66%	10.23%
2003	0.80%	1,210	12.359054	14,954	0.00%	23.59%	05/01/03

Putnam VT IB – International Equity Fund – IB Shares
2005	0.80%	18,032	16.333628	294,528	1.11%	11.31%
2004	0.80%	8,052	14.674512	118,159	1.61%	15.27%
2003	0.80%	4,931	12.730633	62,775	0.00%	27.31%	05/01/03

Putnam VT IB – Voyager II Fund – IB Shares
2005	0.80%	2,700	12.881691	34,781	0.60%	4.85%
2004	0.80%	1,378	12.285483	16,929	0.19%	4.20%
2003	0.80%	1,238	11.790763	14,597	0.00%	17.91%	05/01/03

Strong VIF – Strong International Stock Fund II
2002	0.80%	199,430	5.696130	1,135,979	4.04%	-27.13%
2001	0.80%	213,256	7.816872	1,666,995	0.00%	-22.76%

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.80%	17,726	11.255124	199,508	0.29%	12.55%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.80%	21,876	10.580627	231,462	1.20%	5.81%	05/02/05

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II
2005	0.80%	2,888	10.073971	29,094	1.39%	0.74%	05/02/05

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.80%	64,726	19.633767	1,270,815	7.55%	-3.80%
2004	0.80%	94,458	20.409871	1,927,876	8.78%	8.28%
2003	0.80%	159,535	18.848928	3,007,064	1.75%	17.22%
2002	0.80%	198,934	16.079714	3,198,802	0.00%	20.69%
2001	0.80%	120,008	13.323421	1,598,917	4.39%	-5.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.80%	293,746	$15.531958	$4,562,451	0.73%	30.95%
2004	0.80%	322,338	11.861162	3,823,303	0.59%	24.89%
2003	0.80%	401,918	9.497431	3,817,188	0.11%	52.96%
2002	0.80%	444,801	6.209058	2,761,795	0.20%	-3.68%
2001	0.80%	444,368	6.445985	2,864,389	0.00%	-2.60%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.80%	119,090	36.954214	4,400,877	0.30%	50.47%
2004	0.80%	134,666	24.559747	3,307,363	0.37%	23.24%
2003	0.80%	173,612	19.968789	3,466,821	0.48%	43.92%
2002	0.80%	254,426	13.874598	3,530,058	0.68%	-3.61%
2001	0.80%	176,699	14.394010	2,543,407	1.21%	-11.16%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.80%	22,076	10.895944	240,539	3.62%	3.39%
2004	0.80%	15,460	10.539104	162,935	4.78%	3.54%
2003	0.80%	2,958	10.179170	30,110	0.00%	1.79%	05/01/03

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.80%	68,904	18.085748	1,246,180	7.52%	11.36%
2004	0.80%	74,670	16.240956	1,212,712	6.41%	9.19%
2003	0.80%	113,201	14.874690	1,683,830	0.00%	26.85%
2002	0.80%	79,485	11.726545	932,084	6.91%	8.35%
2001	0.80%	74,719	10.822665	808,659	9.40%	9.22%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.80%	267,504	44.496942	11,903,110	1.22%	16.12%
2004	0.80%	332,014	38.319214	12,722,516	1.55%	35.31%
2003	0.80%	336,013	28.319843	9,515,835	0.00%	36.42%
2002	0.80%	355,742	20.759770	7,385,122	3.29%	-1.58%
2001	0.80%	313,717	21.092541	6,617,089	3.98%	8.96%

Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	0.80%	130,268	32.224282	4,197,793	0.00%	7.41%
2004	0.80%	194,396	30.000581	5,831,993	0.00%	14.80%
2003	0.80%	240,474	26.133664	6,284,467	0.00%	38.32%
2002	0.80%	264,753	18.893884	5,002,212	0.00%	-12.72%
2001	0.80%	269,121	21.646818	5,825,613	0.72%	3.25%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.80%	373,488	50.644296	18,915,037	0.00%	7.03%
2004	0.80%	515,136	47.318990	24,375,715	0.00%	17.28%
2003	0.80%	690,716	40.347502	27,868,665	0.07%	35.92%
2002	0.80%	826,619	29.685674	24,538,742	0.38%	-27.40%
2001	0.80%	901,762	40.890795	36,873,765	0.59%	-4.48%

American Century VP – Balanced Fund – Class I
2005	1.00%	52,040	10.882231	566,311	1.83%	3.89%

American Century VP – Capital Appreciation Fund – Class I
2005	1.00%	171,146	7.100441	1,215,212	0.00%	20.85%

American Century VP – Income & Growth Fund – Class I
2005	1.00%	20,504	9.965424	204,331	2.03%	3.59%

American Century VP – International Fund – Class I
2005	1.00%	61,088	8.214210	501,790	1.27%	12.13%

American Century VP – Ultra® Fund – Class I
2005	1.00%	5,288	10.943695	57,870	0.00%	1.15%

American Century VP – Value Fund – Class I
2005	1.00%	71,670	16.376728	1,173,720	0.88%	3.99%

Credit Suisse Trust – Global Small Cap Portfolio
2005	1.00%	3,714	6.496475	24,128	0.00%	14.99%

Credit Suisse Trust – International Focus Portfolio
2005	1.00%	15,960	9.513742	151,839	0.91%	16.27%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	1.00%	41,474	7.185242	298,001	0.00%	-3.65%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	1.00%	15,334	13.324009	204,310	0.00%	6.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	1.00%	344,792	$8.862854	$3,055,841	1.60%	3.65%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	1.00%	20,360	6.322127	128,719	0.00%	2.59%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	1.00%	21,248	9.369677	199,087	0.02%	3.34%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	1.00%	23,964	9.134532	218,900	1.34%	2.33%

Federated IS – Quality Bond Fund II – Primary Shares
2005	1.00%	4,004	11.417503	45,716	3.65%	0.29%

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	1.00%	537,298	11.985917	6,440,009	1.64%	4.81%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	1.00%	746,748	6.958097	5,195,945	0.51%	4.75%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	1.00%	126,486	10.651851	1,347,310	16.14%	1.68%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	1.00%	162,770	10.624371	1,729,329	0.71%	17.87%

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	1.00%	287,746	10.339381	2,975,116	2.76%	3.01%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	1.00%	210,686	12.233291	2,577,383	0.29%	15.78%

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	1.00%	11,798	8.554456	100,925	0.95%	7.81%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	1.00%	11,298	13.353090	150,863	0.00%	1.54%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	1.00%	43,640	13.226964	577,225	1.03%	10.99%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	1.00%	19,494	17.324605	337,726	0.61%	31.32%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	1.00%	5,612	15.888310	89,165	2.00%	10.05%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	1.00%	19,108	12.854278	245,620	0.00%	7.36%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	1.00%	15,226	2.929673	44,607	0.00%	-1.50%

Gartmore GVIT – Global Utilities Fund: Class I
2005	1.00%	8,262	14.358831	118,633	2.16%	5.33%

Gartmore GVIT – Government Bond Fund: Class I
2005	1.00%	119,678	12.902408	1,544,134	3.64%	2.24%

Gartmore GVIT – Growth Fund – Class I
2005	1.00%	38,158	5.529847	211,008	0.08%	5.44%

Gartmore GVIT – International Growth Fund: Class I
2005	1.00%	24,308	9.635544	234,221	1.03%	28.92%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	1.00%	24,834	5.609609	139,309	0.00%	8.65%

Gartmore GVIT – Money Market Fund – Class I
2005	1.00%	408,430	10.519895	4,296,641	2.64%	1.64%

Gartmore GVIT – Nationwide® Fund: Class I
2005	1.00%	153,820	9.791361	1,506,107	0.91%	6.38%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	1.00%	3,916	13.388228	52,428	1.54%	9.22%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	1.00%	9,740	7.520431	73,249	0.00%	7.02%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	1.00%	105,618	16.297231	1,721,281	0.06%	2.05%

Gartmore GVIT – Small Company Fund: Class I
2005	1.00%	40,176	13.551021	544,426	0.00%	11.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	1.00%	13,390	$15.184319	$203,318	0.00%	10.85%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	1.00%	2,210	13.245485	29,273	3.89%	1.17%

Gartmore GVIT ID II – Conservative Fund – Class II
2005	1.00%	2,858	11.273191	32,219	2.78%	2.28%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	1.00%	36,840	12.173861	448,485	2.36%	4.30%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	1.00%	1,550	12.696312	19,679	2.14%	6.01%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	1.00%	6,244	11.802269	73,693	2.75%	3.45%

Janus AS – Forty Portfolio – Service Shares
2005	1.00%	8,522	8.213276	69,994	0.01%	11.44%

Janus AS – Global Technology Portfolio – Service Shares
2005	1.00%	17,522	4.085406	71,584	0.00%	10.44%

Janus AS – International Growth Portfolio – Service Shares
2005	1.00%	35,600	9.896611	352,319	1.14%	30.63%

Neuberger Berman AMT – Growth Portfolio® – I Class Shares
2005	1.00%	189,716	5.658791	1,073,563	0.00%	12.37%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	1.00%	2,788	10.858076	30,272	0.14%	7.32%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	1.00%	47,674	11.659063	555,834	2.61%	0.44%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	1.00%	78,466	13.343910	1,047,043	1.02%	16.87%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	1.00%	14,778	5.488955	81,116	0.00%	11.21%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	1.00%	112,070	8.184351	917,220	0.93%	4.06%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	1.00%	136,196	12.217371	1,663,957	1.07%	13.17%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	1.00%	16,864	9.169966	154,642	1.25%	4.92%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	1.00%	127,708	12.353496	1,577,640	1.76%	2.86%

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	1.00%	32,080	13.172613	422,577	5.34%	1.57%

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	1.00%	44,648	14.409920	643,374	7.55%	-3.99%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	1.00%	33,638	17.824242	599,572	0.73%	30.69%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	1.00%	66,950	23.079126	1,545,147	0.30%	50.17%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	1.00%	8,002	18.206549	145,689	7.52%	11.14%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.00%	63,520	23.286362	1,479,150	1.22%	15.89%

Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	1.00%	30,292	14.243955	431,478	0.00%	7.20%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	1.00%	179,860	11.770963	2,117,125	0.00%	6.81%

Single Premium contracts issued on or after April 16, 1990

American Century VP – Balanced Fund – Class I
2005	1.30%	2,878	21.944037	63,155	1.83%	3.58%
2004	1.30%	35,358	21.184881	749,055	1.68%	8.36%
2003	1.30%	36,906	19.550372	721,526	2.53%	17.92%
2002	1.30%	36,064	16.579698	597,930	2.63%	-10.73%
2001	1.30%	27,610	18.571841	512,769	2.81%	-4.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Capital Appreciation Fund – Class I
2005	1.30%	6,016	$21.895512	$131,723	0.00%	20.49%
2004	1.30%	66,996	18.171733	1,217,433	0.00%	6.19%
2003	1.30%	85,342	17.111726	1,460,349	0.00%	18.92%
2002	1.30%	83,334	14.389339	1,199,121	0.00%	-22.22%
2001	1.30%	93,041	18.500029	1,721,261	0.00%	-29.00%

American Century VP – Income & Growth Fund – Class I
2005	1.30%	8,246	11.784027	97,171	2.03%	3.28%
2004	1.30%	31,276	11.409408	356,841	1.44%	11.53%
2003	1.30%	21,876	10.229575	223,782	1.30%	27.68%
2002	1.30%	18,481	8.011655	148,063	1.10%	-20.41%
2001	1.30%	40,468	10.066594	407,375	0.81%	-9.54%

American Century VP – International Fund – Class I
2005	1.30%	14,464	18.362361	265,593	1.27%	11.80%
2004	1.30%	55,662	16.424915	914,244	0.58%	13.44%
2003	1.30%	52,719	14.478934	763,315	0.75%	22.90%
2002	1.30%	67,411	11.780758	794,153	0.79%	-21.40%
2001	1.30%	105,515	14.988556	1,581,517	0.09%	-30.10%

American Century VP – Ultra® Fund – Class I
2004	1.30%	8,076	10.732849	86,678	0.00%	9.25%
2003	1.30%	1,710	9.824442	16,800	0.00%	23.29%
2002	1.30%	739	7.968770	5,889	0.46%	-20.31%	05/01/02

American Century VP – Value Fund – Class I
2005	1.30%	16,188	21.324425	345,200	0.88%	3.68%
2004	1.30%	92,778	20.567340	1,908,197	1.01%	12.86%
2003	1.30%	85,452	18.224277	1,557,301	1.09%	27.29%
2002	1.30%	94,957	14.316630	1,359,464	0.90%	-13.75%
2001	1.30%	123,905	16.598988	2,056,698	0.95%	11.36%

Credit Suisse Trust – Global Small Cap Portfolio
2005	1.30%	2,682	13.753775	36,888	0.00%	14.65%
2004	1.30%	4,110	11.996474	49,306	0.00%	16.47%
2003	1.30%	10,616	10.300420	109,349	0.00%	45.75%
2002	1.30%	5,188	7.067052	36,664	0.00%	-35.01%
2001	1.30%	7,002	10.873870	76,139	0.00%	-29.56%

Credit Suisse Trust – International Focus Portfolio
2005	1.30%	24,184	13.458367	325,477	0.91%	15.93%
2004	1.30%	41,378	11.609376	480,373	0.99%	13.26%
2003	1.30%	33,394	10.250133	342,293	0.49%	31.37%
2002	1.30%	49,680	7.802280	387,617	0.00%	-20.94%
2001	1.30%	55,979	9.868857	552,449	0.00%	-23.29%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	1.30%	18,546	17.263500	320,169	0.00%	-3.93%
2004	1.30%	42,546	17.970297	764,564	0.00%	9.44%
2003	1.30%	49,309	16.420586	809,683	0.00%	46.63%
2002	1.30%	54,671	11.198504	612,233	0.00%	-34.55%
2001	1.30%	82,230	17.109846	1,406,943	0.00%	-17.10%

Dreyfus IP – European Equity Portfolio
2001	1.30%	2,993	6.578172	19,688	0.84%	-29.06%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	1.30%	5,586	13.178346	73,614	0.00%	5.85%
2004	1.30%	21,594	12.449758	268,840	0.50%	20.31%
2003	1.30%	14,581	10.347973	150,884	0.33%	36.00%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	1.30%	43,062	27.711836	1,193,327	1.60%	3.34%
2004	1.30%	166,174	26.815353	4,456,014	1.80%	9.21%
2003	1.30%	181,645	24.553549	4,460,029	1.51%	26.71%
2002	1.30%	179,477	19.378177	3,477,937	1.31%	-23.37%
2001	1.30%	215,776	25.286872	5,456,300	1.06%	-13.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	1.30%	1,602	$22.241255	$35,630	0.00%	2.28%
2004	1.30%	9,240	21.745234	200,926	0.38%	4.84%
2003	1.30%	11,971	20.741572	248,297	0.11%	24.38%
2002	1.30%	13,724	16.676328	228,866	0.21%	-29.86%
2001	1.30%	22,613	23.777410	537,679	0.06%	-23.58%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	1.30%	52,560	13.291662	698,610	0.02%	3.03%
2004	1.30%	69,410	12.900329	895,412	1.63%	3.69%
2003	1.30%	71,606	12.441321	890,873	1.40%	19.61%
2002	1.30%	74,627	10.401947	776,266	1.14%	-17.79%
2001	1.30%	80,268	12.653068	1,015,636	0.84%	-10.49%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	1.30%	7,396	12.832801	94,911	1.34%	2.02%
2004	1.30%	20,464	12.578597	257,408	1.23%	6.08%
2003	1.30%	19,988	11.857652	237,011	0.84%	24.94%
2002	1.30%	13,957	9.490878	132,464	0.60%	-26.29%
2001	1.30%	12,109	12.876695	155,924	0.50%	-7.07%

Federated IS – Quality Bond Fund II – Primary Shares
2005	1.30%	296	11.292632	3,343	3.65%	-0.01%
2004	1.30%	5,244	11.293463	59,223	4.98%	2.28%
2003	1.30%	11,443	11.041537	126,348	3.93%	3.29%
2002	1.30%	4,830	10.689420	51,630	0.00%	6.89%	05/01/02

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	1.30%	27,500	43.504590	1,196,376	1.64%	4.50%
2004	1.30%	197,270	41.630375	8,212,424	1.56%	10.09%
2003	1.30%	228,092	37.815050	8,625,310	1.80%	28.65%
2002	1.30%	242,191	29.394119	7,118,991	1.77%	-18.02%
2001	1.30%	292,636	35.855591	10,492,637	1.70%	-6.19%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	1.30%	34,904	37.275932	1,301,079	0.51%	4.44%
2004	1.30%	195,692	35.692511	6,984,739	0.27%	2.04%
2003	1.30%	224,376	34.977889	7,848,199	0.27%	31.13%
2002	1.30%	239,109	26.673304	6,377,827	0.25%	-31.01%
2001	1.30%	283,815	38.662344	10,972,953	0.08%	-18.72%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	1.30%	21,016	27.674631	581,610	16.14%	1.38%
2004	1.30%	106,760	27.298414	2,914,379	8.82%	8.18%
2003	1.30%	136,028	25.234771	3,432,635	5.94%	25.62%
2002	1.30%	160,671	20.087809	3,227,528	9.29%	2.11%
2001	1.30%	93,229	19.673202	1,834,113	13.67%	-12.88%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	1.30%	5,672	22.274316	126,340	0.71%	17.51%
2004	1.30%	95,424	18.954713	1,808,735	1.14%	12.17%
2003	1.30%	111,937	16.898456	1,891,562	0.83%	41.52%
2002	1.30%	129,046	11.940760	1,540,907	0.83%	-21.31%
2001	1.30%	150,144	15.174561	2,278,369	5.37%	-22.19%

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	1.30%	7,118	29.941319	213,122	2.76%	2.70%
2004	1.30%	121,996	29.152937	3,556,542	2.76%	4.11%
2003	1.30%	143,073	28.002882	4,006,456	3.62%	16.45%
2002	1.30%	165,830	24.046655	3,987,657	3.98%	-9.91%
2001	1.30%	187,390	26.691052	5,001,636	4.21%	-5.34%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	1.30%	72,552	30.469674	2,210,636	0.29%	15.43%
2004	1.30%	167,594	26.396331	4,423,867	0.34%	13.99%
2003	1.30%	185,397	23.157613	4,293,352	0.46%	26.81%
2002	1.30%	199,804	18.262213	3,648,863	0.85%	-10.52%
2001	1.30%	215,185	20.409441	4,391,806	0.78%	-13.39%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	1.30%	844	$10.765183	$9,086	0.95%	7.49%
2004	1.30%	18,258	10.015165	182,857	0.53%	5.81%
2003	1.30%	18,158	9.465516	171,875	0.74%	28.20%
2002	1.30%	15,005	7.383595	110,791	1.07%	-22.86%
2001	1.30%	17,924	9.571123	171,553	0.38%	-15.53%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	1.30%	1,814	13.207092	23,958	0.00%	1.23%
2004	1.30%	23,932	13.046144	312,220	0.00%	12.52%
2003	1.30%	40,013	11.594984	463,950	0.00%	55.76%
2002	1.30%	1,517	7.444367	11,293	0.00%	-25.56%	05/01/02

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	1.30%	15,760	14.267251	224,852	1.03%	10.66%
2004	1.30%	77,226	12.893433	995,708	0.54%	14.24%
2003	1.30%	76,418	11.286523	862,494	0.49%	32.91%
2002	1.30%	48,885	8.491590	415,111	0.42%	-16.40%
2001	1.30%	41,031	10.157238	416,762	0.54%	-2.59%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	1.30%	2,774	17.312824	48,026	0.61%	30.93%
2004	1.30%	13,996	13.222981	185,069	0.93%	19.18%
2003	1.30%	31,749	11.094534	352,240	0.66%	63.13%
2002	1.30%	2,303	6.800904	15,662	0.17%	-16.33%
2001	1.30%	1,128	8.127810	9,168	0.52%	-6.42%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	1.30%	238	15.714600	3,740	2.00%	9.72%
2004	1.30%	9,204	14.322458	131,824	1.45%	19.43%
2003	1.30%	8,059	11.992233	96,645	0.88%	39.63%
2002	1.30%	3,861	8.588804	33,161	0.08%	-14.11%	05/01/02

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	1.30%	286	12.713706	3,636	0.00%	7.04%
2004	1.30%	21,374	11.877203	253,863	0.00%	6.47%
2003	1.30%	22,102	11.155813	246,566	0.00%	34.93%
2002	1.30%	13,221	8.267793	109,308	0.00%	-17.32%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	1.30%	2,224	2.967380	6,599	0.00%	-1.80%
2004	1.30%	29,678	3.021716	89,678	0.00%	2.97%
2003	1.30%	49,780	2.934687	146,089	0.00%	53.23%
2002	1.30%	7,189	1.915215	13,768	0.59%	-43.52%
2001	1.30%	13,394	3.391119	45,421	0.00%	-43.47%

Gartmore GVIT – Global Utilities Fund: Class I
2005	1.30%	4,350	14.201823	61,778	2.16%	5.02%
2004	1.30%	21,056	13.523265	284,746	1.92%	28.29%
2003	1.30%	6,218	10.541163	65,545	0.70%	22.45%
2002	1.30%	2,573	8.608580	22,150	0.54%	-13.91%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	1.30%	16,748	24.868713	416,501	3.64%	1.93%
2004	1.30%	87,934	24.397010	2,145,327	5.48%	1.93%
2003	1.30%	125,005	23.935432	2,992,049	3.14%	0.68%
2002	1.30%	222,251	23.773114	5,283,598	4.42%	9.55%
2001	1.30%	253,883	21.700608	5,509,415	5.12%	5.86%

Gartmore GVIT – Growth Fund – Class I
2005	1.30%	6,860	16.779162	115,105	0.08%	5.13%
2004	1.30%	20,390	15.960562	325,436	0.33%	6.76%
2003	1.30%	25,825	14.949958	386,083	0.02%	31.03%
2002	1.30%	29,222	11.409842	333,418	0.00%	-29.64%
2001	1.30%	37,694	16.217110	611,288	0.00%	-29.07%

Gartmore GVIT – International Growth Fund: Class I
2005	1.30%	3,512	9.434995	33,136	1.03%	28.53%
2004	1.30%	15,442	7.340515	113,352	1.40%	12.72%
2003	1.30%	4,222	6.512199	27,495	0.00%	33.87%
2002	1.30%	3,701	4.864470	18,003	0.00%	-25.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Mid Cap Growth Fund: Class I
2004	1.30%	19,586	$5.442251	$106,592	0.00%	13.85%
2003	1.30%	54,348	4.780255	259,797	0.00%	38.33%
2002	1.30%	36,181	3.455755	125,033	0.00%	-37.83%
2001	1.30%	3,579	5.558609	19,894	0.00%	-31.22%

Gartmore GVIT – Money Market Fund – Class I
2005	1.30%	69,288	14.923119	1,033,993	2.64%	1.34%
2004	1.30%	380,556	14.726229	5,604,155	0.78%	-0.50%
2003	1.30%	388,834	14.800105	5,754,784	0.63%	-0.68%
2002	1.30%	594,197	14.901808	8,854,610	1.26%	-0.10%
2001	1.30%	788,057	14.917365	11,755,734	3.57%	2.25%

Gartmore GVIT – Nationwide® Fund: Class I
2005	1.30%	5,272	35.923101	189,387	0.91%	6.06%
2004	1.30%	50,156	33.871221	1,698,845	1.28%	8.33%
2003	1.30%	66,484	31.265566	2,078,660	0.56%	25.87%
2002	1.30%	72,057	24.840096	1,789,903	0.85%	-18.42%
2001	1.30%	91,363	30.449581	2,781,965	0.74%	-12.97%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	1.30%	1,590	13.241863	21,055	1.54%	8.89%
2004	1.30%	5,346	12.160621	65,011	0.52%	17.26%
2003	1.30%	3,455	10.370684	35,831	0.19%	23.77%
2002	1.30%	178	8.379188	1,491	1.18%	-16.21%	05/01/02

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	1.30%	3,160	7.384553	23,335	0.00%	6.70%
2004	1.30%	27,028	6.920939	187,059	0.00%	11.95%
2003	1.30%	28,379	6.182099	175,442	0.00%	32.53%
2002	1.30%	23,644	4.664552	110,289	0.00%	-34.15%
2001	1.30%	10,664	7.083730	75,541	0.00%	-12.00%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	1.30%	14,854	19.615792	291,373	0.06%	1.75%
2004	1.30%	109,740	19.279280	2,115,708	0.00%	15.78%
2003	1.30%	130,023	16.651092	2,165,025	0.00%	54.83%
2002	1.30%	95,522	10.754320	1,027,274	0.01%	-28.11%
2001	1.30%	193,975	14.958425	2,901,560	0.03%	26.61%

Gartmore GVIT – Small Company Fund: Class I
2005	1.30%	6,916	33.263194	230,048	0.00%	10.87%
2004	1.30%	27,688	30.001771	830,689	0.00%	17.49%
2003	1.30%	40,659	25.536562	1,038,291	0.00%	39.19%
2002	1.30%	38,599	18.345997	708,137	0.00%	-18.40%
2001	1.30%	42,033	22.482240	944,996	0.10%	-7.92%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	1.30%	41,875	3.198637	133,943	0.00%	49.02%
2002	1.30%	9,832	2.146502	21,104	0.00%	-43.60%
2001	1.30%	2,633	3.805692	10,020	0.00%	-39.82%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	1.30%	1,378	15.018298	20,695	0.00%	10.52%
2004	1.30%	11,128	13.588665	151,215	0.00%	10.96%
2003	1.30%	16,491	12.246750	201,961	0.00%	50.17%
2002	1.30%	4,697	8.154993	38,304	0.00%	-18.45%	05/01/02

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	1.30%	2,220	13.288789	29,501	3.89%	0.86%
2004	1.30%	8,078	13.174974	106,427	4.85%	5.16%
2003	1.30%	10,621	12.528743	133,068	5.47%	10.67%
2002	1.30%	10,843	11.320967	122,753	4.53%	5.82%
2001	1.30%	269	10.698042	2,878	8.29%	2.84%

Gartmore GVIT ID II – Conservative Fund – Class II
2004	1.30%	2,914	10.925221	31,836	2.46%	3.30%
2003	1.30%	2,945	10.576130	31,147	2.37%	6.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Moderate Fund – Class II
2005	1.30%	11,178	$12.031239	$134,485	2.36%	3.99%
2004	1.30%	35,746	11.569914	413,578	2.27%	8.12%
2003	1.30%	32,069	10.700865	343,166	2.06%	18.50%
2002	1.30%	265	9.030143	2,393	1.72%	-9.70%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	1.30%	22,262	12.547596	279,335	2.14%	5.69%
2004	1.30%	24,178	11.871734	287,035	1.97%	10.65%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	1.30%	75,506	11.663995	880,702	2.75%	3.14%
2004	1.30%	78,358	11.308888	886,142	2.48%	5.78%
2003	1.30%	3,555	10.691448	38,008	2.34%	12.23%
2002	1.30%	99	9.526311	943	2.35%	-4.74%	01/25/02

Janus AS – Forty Portfolio – Service Shares
2005	1.30%	1,398	7.732522	10,810	0.01%	11.11%
2004	1.30%	10,144	6.959531	70,597	0.02%	16.44%
2003	1.30%	13,360	5.976684	79,848	0.25%	18.68%
2002	1.30%	10,536	5.035896	53,058	0.30%	-17.02%
2001	1.30%	15,561	6.068452	94,431	0.91%	-22.85%

Janus AS – Global Technology Portfolio – Service Shares
2004	1.30%	21,408	3.479325	74,485	0.00%	-0.73%
2003	1.30%	36,630	3.505015	128,389	0.00%	44.58%
2002	1.30%	22,402	2.424192	54,307	0.00%	-41.70%
2001	1.30%	44,468	4.157888	184,893	0.56%	-38.13%

Janus AS – International Growth Portfolio – Service Shares
2005	1.30%	5,076	8.846998	44,907	1.14%	30.24%
2004	1.30%	29,924	6.792762	203,267	0.83%	17.15%
2003	1.30%	53,588	5.798153	310,711	0.99%	32.80%
2002	1.30%	59,542	4.366167	259,970	0.67%	-26.72%
2001	1.30%	59,476	5.958051	354,361	0.70%	-24.43%

Neuberger Berman AMT – Growth Portfolio® – I Class Shares
2005	1.30%	8,346	25.728636	214,731	0.00%	12.04%
2004	1.30%	58,460	22.964403	1,342,499	0.00%	15.10%
2003	1.30%	67,899	19.952228	1,354,736	0.00%	29.71%
2002	1.30%	70,474	15.382754	1,084,084	0.00%	-32.05%
2001	1.30%	116,532	22.639891	2,638,272	0.00%	-31.27%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2004	1.30%	4,968	11.032769	54,811	0.12%	14.32%
2003	1.30%	6,729	9.650858	64,941	0.84%	30.06%
2002	1.30%	6,891	7.420249	51,133	0.80%	-27.40%
2001	1.30%	7,490	10.220670	76,553	0.47%	-2.79%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	1.30%	3,662	18.158987	66,498	2.61%	0.14%
2004	1.30%	43,950	18.134220	796,999	3.64%	-0.52%
2003	1.30%	68,214	18.229469	1,243,505	4.41%	1.10%
2002	1.30%	82,238	18.030897	1,482,825	4.91%	3.98%
2001	1.30%	64,208	17.341018	1,113,432	5.78%	7.37%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	1.30%	22,258	31.756491	706,836	1.02%	16.53%
2004	1.30%	35,560	27.252721	969,107	0.01%	17.44%
2003	1.30%	38,219	23.205843	886,904	0.00%	33.35%
2002	1.30%	42,685	17.402827	742,840	0.53%	-25.12%
2001	1.30%	58,929	23.242157	1,369,637	0.38%	-4.09%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	1.30%	10,562	6.095550	64,381	0.00%	10.88%
2004	1.30%	38,774	5.497394	213,156	0.00%	18.23%
2003	1.30%	27,365	4.649735	127,240	0.00%	23.97%
2002	1.30%	11,830	3.750690	44,371	0.65%	-28.72%
2001	1.30%	12,032	5.262277	63,316	0.87%	-32.16%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	1.30%	10,204	$15.499156	$158,153	0.93%	3.75%
2004	1.30%	74,904	14.939657	1,119,040	0.33%	5.56%
2003	1.30%	87,490	14.153408	1,238,282	0.38%	29.25%
2002	1.30%	84,080	10.950071	920,682	0.64%	-27.81%
2001	1.30%	89,005	15.167382	1,349,973	0.64%	-13.71%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	1.30%	20,412	36.649419	748,088	1.07%	12.84%
2004	1.30%	74,314	32.480314	2,413,742	1.25%	17.62%
2003	1.30%	72,050	27.613518	1,989,554	0.76%	41.18%
2002	1.30%	77,714	19.559687	1,520,062	0.56%	-23.14%
2001	1.30%	89,126	25.449092	2,268,176	0.69%	-13.18%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	1.30%	2,664	9.020429	24,030	1.25%	4.61%
2004	1.30%	25,380	8.622799	218,847	0.84%	8.05%
2003	1.30%	16,358	7.980692	130,548	0.90%	25.08%
2002	1.30%	8,466	6.380282	54,015	0.65%	-19.85%
2001	1.30%	11,244	7.960162	89,504	0.41%	-11.33%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	1.30%	8,748	32.399586	283,432	1.76%	2.55%
2004	1.30%	59,420	31.593672	1,877,296	1.01%	8.68%
2003	1.30%	66,415	29.070523	1,930,719	2.82%	23.34%
2002	1.30%	58,166	23.568558	1,370,889	3.60%	-11.56%
2001	1.30%	95,325	26.649037	2,540,319	3.96%	0.89%

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	1.30%	8,382	24.474528	205,145	5.34%	1.27%
2004	1.30%	31,218	24.168614	754,496	4.80%	4.13%
2003	1.30%	39,108	23.210049	907,699	5.67%	5.40%
2002	1.30%	66,289	22.020858	1,459,741	7.25%	7.67%
2001	1.30%	71,479	20.452013	1,461,889	7.04%	6.39%

Strong VIF – Strong International Stock Fund II
2002	1.30%	28,207	5.494908	154,995	4.04%	-27.49%
2001	1.30%	28,858	7.578594	218,703	0.00%	-23.15%

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	1.30%	1,402	19.968392	27,996	7.55%	-4.28%
2004	1.30%	41,310	20.861514	861,789	8.78%	7.74%
2003	1.30%	45,248	19.362563	876,117	1.75%	16.64%
2002	1.30%	48,544	16.600653	805,862	0.00%	20.09%
2001	1.30%	33,122	13.823940	457,877	4.39%	-6.33%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	1.30%	9,088	14.846881	134,928	0.73%	30.30%
2004	1.30%	55,514	11.394604	632,560	0.59%	24.27%
2003	1.30%	41,241	9.169570	378,162	0.11%	52.20%
2002	1.30%	32,199	6.024691	193,989	0.20%	-4.16%
2001	1.30%	34,168	6.285993	214,780	0.00%	-3.09%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	1.30%	11,812	32.040853	378,467	0.30%	49.72%
2004	1.30%	60,654	21.400584	1,298,031	0.37%	22.63%
2003	1.30%	52,868	17.487326	924,520	0.48%	43.21%
2002	1.30%	42,486	12.211274	518,808	0.68%	-4.09%
2001	1.30%	38,241	12.731937	486,882	1.21%	-11.61%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	1.30%	374	17.336446	6,484	7.52%	10.81%
2004	1.30%	12,540	15.645892	196,199	6.41%	8.64%
2003	1.30%	28,152	14.401515	405,431	0.00%	26.21%
2002	1.30%	5,151	11.410385	58,775	6.91%	7.81%
2001	1.30%	7,324	10.583651	77,515	9.40%	8.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.30%	7,386	$42.223333	$311,862	1.22%	15.54%
2004	1.30%	39,270	36.542922	1,435,041	1.55%	34.63%
2003	1.30%	45,256	27.142344	1,228,354	0.00%	35.74%
2002	1.30%	51,170	19.996209	1,023,206	3.29%	-2.07%
2001	1.30%	53,253	20.418602	1,087,352	3.98%	8.41%

Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	1.30%	2,946	30.095203	88,660	0.00%	6.88%
2004	1.30%	20,844	28.158423	586,934	0.00%	14.22%
2003	1.30%	22,400	24.651908	552,203	0.00%	37.63%
2002	1.30%	26,664	17.911803	477,600	0.00%	-13.15%
2001	1.30%	35,961	20.624646	741,683	0.72%	2.73%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	1.30%	6,228	47.299447	294,581	0.00%	6.50%
2004	1.30%	58,418	44.414552	2,594,609	0.00%	16.69%
2003	1.30%	69,041	38.060714	2,627,750	0.07%	35.24%
2002	1.30%	78,959	28.143339	2,222,170	0.38%	-27.77%
2001	1.30%	99,955	38.960989	3,894,346	0.59%	-4.95%

2005				$929,399,760

2004				$915,627,476

2003				$881,562,186

2002				$727,023,336

2001				$933,404,977

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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